UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Real Estate Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Prologis, Inc.	10.6
AvalonBay Communities, Inc.	6.7
Digital Realty Trust, Inc.	5.8
Essex Property Trust, Inc.	4.5
UDR, Inc.	4.3
Ventas, Inc.	4.2
Equity Lifestyle Properties, Inc.	4.1
Welltower, Inc.	3.9
Highwoods Properties, Inc. (SBI)	3.8
Equity Residential (SBI)	3.7
51.6

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Apartments	22.5
REITs - Warehouse/Industrial	14.2
REITs - Office Property	12.8
REITs - Health Care	11.1
REITs - Diversified	9.2

Asset Allocation (% of fund's net assets)

As of January 31, 2020
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.9%
REITs - Apartments - 22.5%
AvalonBay Communities, Inc.	164,840	$35,719,180
Equity Residential (SBI)	239,709	19,915,024
Essex Property Trust, Inc.	77,847	24,113,887
Invitation Homes, Inc.	554,600	17,453,262
UDR, Inc.	474,900	22,752,459
		119,953,812
REITs - Diversified - 9.2%
Clipper Realty, Inc.	285,190	3,040,125
Digital Realty Trust, Inc.	253,800	31,214,862
Duke Realty Corp.	414,100	15,035,971
		49,290,958
REITs - Health Care - 11.1%
Healthcare Realty Trust, Inc.	442,100	15,942,126
Ventas, Inc.	389,905	22,559,903
Welltower, Inc.	240,619	20,430,959
		58,932,988
REITs - Hotels - 4.4%
Braemar Hotels & Resorts, Inc.	383,100	3,057,138
RLJ Lodging Trust	795,000	12,370,200
Sunstone Hotel Investors, Inc.	625,000	7,925,000
		23,352,338
REITs - Management/Investment - 2.9%
American Tower Corp.	26,400	6,117,936
Lexington Corporate Properties Trust	600,700	6,649,749
Weyerhaeuser Co.	100,400	2,906,580
		15,674,265
REITs - Manufactured Homes - 4.1%
Equity Lifestyle Properties, Inc.	304,006	22,116,437
REITs - Office Property - 12.8%
Alexandria Real Estate Equities, Inc.	104,300	17,021,760
Boston Properties, Inc.	50,247	7,202,907
Douglas Emmett, Inc.	454,800	18,874,200
Highwoods Properties, Inc. (SBI)	404,000	20,244,440
Mack-Cali Realty Corp.	213,200	4,681,872
		68,025,179
REITs - Regional Malls - 3.8%
Simon Property Group, Inc.	118,550	15,784,933
Taubman Centers, Inc.	174,300	4,605,006
		20,389,939
REITs - Shopping Centers - 5.4%
Acadia Realty Trust (SBI)	363,371	9,018,868
Cedar Realty Trust, Inc.	1,228,770	3,194,802
SITE Centers Corp.	629,250	7,997,768
Urban Edge Properties	459,441	8,449,120
		28,660,558
REITs - Storage - 8.5%
CubeSmart	582,000	18,431,940
Extra Space Storage, Inc.	124,200	13,746,456
Public Storage	58,650	13,123,524
		45,301,920
REITs - Warehouse/Industrial - 14.2%
Americold Realty Trust	374,100	12,895,227
Prologis, Inc.	609,954	56,652,526
Terreno Realty Corp.	107,600	6,161,176
		75,708,929
TOTAL COMMON STOCKS
(Cost $383,569,144)		527,407,323

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.58% (a)
(Cost $11,410,838)	11,408,556	11,410,838
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $394,979,982)		538,818,161
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,358,690)
NET ASSETS - 100%		$533,459,471

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,143
Total	$53,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $383,569,144)	$527,407,323
Fidelity Central Funds (cost $11,410,838)	11,410,838
Total Investment in Securities (cost $394,979,982)		$538,818,161
Receivable for investments sold		1,550,562
Receivable for fund shares sold		304,187
Distributions receivable from Fidelity Central Funds		4,705
Prepaid expenses		4,903
Other receivables		76,179
Total assets		540,758,697
Liabilities
Payable for investments purchased	$5,312,392
Payable for fund shares redeemed	1,416,443
Accrued management fee	235,947
Distribution and service plan fees payable	109,979
Other affiliated payables	115,339
Other payables and accrued expenses	109,126
Total liabilities		7,299,226
Net Assets		$533,459,471
Net Assets consist of:
Paid in capital		$381,640,645
Total accumulated earnings (loss)		151,818,826
Net Assets		$533,459,471
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($143,115,367 ÷ 6,521,696 shares)(a)		$21.94
Maximum offering price per share (100/94.25 of $21.94)		$23.28
Class M:
Net Asset Value and redemption price per share ($131,053,405 ÷ 5,981,306 shares)(a)		$21.91
Maximum offering price per share (100/96.50 of $21.91)		$22.70
Class C:
Net Asset Value and offering price per share ($29,277,627 ÷ 1,375,263 shares)(a)		$21.29
Class I:
Net Asset Value, offering price and redemption price per share ($219,299,544 ÷ 9,883,828 shares)		$22.19
Class Z:
Net Asset Value, offering price and redemption price per share ($10,713,528 ÷ 482,818 shares)		$22.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$7,694,568
Income from Fidelity Central Funds		53,143
Total income		7,747,711
Expenses
Management fee	$1,451,805
Transfer agent fees	609,790
Distribution and service plan fees	669,708
Accounting fees and expenses	103,274
Custodian fees and expenses	7,531
Independent trustees' fees and expenses	1,715
Registration fees	52,324
Audit	27,370
Legal	672
Miscellaneous	1,882
Total expenses before reductions	2,926,071
Expense reductions	(17,248)
Total expenses after reductions		2,908,823
Net investment income (loss)		4,838,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,104,573
Total net realized gain (loss)		16,104,573
Change in net unrealized appreciation (depreciation) on investment securities		(1,010,803)
Net gain (loss)		15,093,770
Net increase (decrease) in net assets resulting from operations		$19,932,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,838,888	$9,633,525
Net realized gain (loss)	16,104,573	37,125,150
Change in net unrealized appreciation (depreciation)	(1,010,803)	3,786,392
Net increase (decrease) in net assets resulting from operations	19,932,658	50,545,067
Distributions to shareholders	(40,567,984)	(30,142,110)
Share transactions - net increase (decrease)	12,781,392	(96,244,911)
Total increase (decrease) in net assets	(7,853,934)	(75,841,954)
Net Assets
Beginning of period	541,313,405	617,155,359
End of period	$533,459,471	$541,313,405

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.91	$22.07	$22.96	$25.93	$22.90	$22.57
Income from Investment Operations
Net investment income (loss)A	.20	.37	.37	.33	.37	.30
Net realized and unrealized gain (loss)	.61	1.63	.21	(1.82)	3.61	1.82
Total from investment operations	.81	2.00	.58	(1.49)	3.98	2.12
Distributions from net investment income	(.36)	(.43)	(.36)	(.30)	(.36)	(.30)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)	(1.49)
Total distributions	(1.78)B	(1.16)	(1.47)	(1.48)	(.95)	(1.79)
Net asset value, end of period	$21.94	$22.91	$22.07	$22.96	$25.93	$22.90
Total ReturnC,D,E	3.67%	9.62%	2.55%	(5.63)%	18.33%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.10%	1.10%	1.09%	1.09%	1.10%
Expenses net of fee waivers, if any	1.09%H	1.09%	1.10%	1.09%	1.09%	1.10%
Expenses net of all reductions	1.08%H	1.09%	1.10%	1.08%	1.08%	1.09%
Net investment income (loss)	1.77%H	1.68%	1.70%	1.42%	1.62%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$143,115	$151,536	$161,570	$249,442	$370,408	$327,489
Portfolio turnover rateI	35%H	49%	41%	69%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.78 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.411 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.87	$22.05	$22.94	$25.90	$22.88	$22.55
Income from Investment Operations
Net investment income (loss)A	.18	.32	.32	.27	.32	.25
Net realized and unrealized gain (loss)	.61	1.62	.21	(1.81)	3.60	1.82
Total from investment operations	.79	1.94	.53	(1.54)	3.92	2.07
Distributions from net investment income	(.34)	(.39)	(.31)	(.24)	(.30)	(.25)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)	(1.49)
Total distributions	(1.75)	(1.12)	(1.42)	(1.42)	(.90)B	(1.74)
Net asset value, end of period	$21.91	$22.87	$22.05	$22.94	$25.90	$22.88
Total ReturnC,D,E	3.60%	9.35%	2.34%	(5.83)%	18.02%	9.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.32%	1.33%	1.33%	1.33%	1.34%
Expenses net of fee waivers, if any	1.30%H	1.31%	1.33%	1.33%	1.33%	1.34%
Expenses net of all reductions	1.30%H	1.31%	1.32%	1.32%	1.32%	1.33%
Net investment income (loss)	1.55%H	1.46%	1.47%	1.18%	1.38%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$131,053	$128,754	$127,038	$153,285	$199,431	$168,375
Portfolio turnover rateI	35%H	49%	41%	69%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$21.54	$22.46	$25.43	$22.49	$22.23
Income from Investment Operations
Net investment income (loss)A	.11	.19	.20	.15	.19	.13
Net realized and unrealized gain (loss)	.59	1.58	.20	(1.78)	3.54	1.78
Total from investment operations	.70	1.77	.40	(1.63)	3.73	1.91
Distributions from net investment income	(.26)	(.32)	(.21)	(.16)	(.20)	(.16)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)	(1.49)
Total distributions	(1.67)	(1.05)	(1.32)	(1.34)	(.79)	(1.65)
Net asset value, end of period	$21.29	$22.26	$21.54	$22.46	$25.43	$22.49
Total ReturnB,C,D	3.31%	8.72%	1.77%	(6.34)%	17.40%	8.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%G	1.88%	1.88%	1.86%	1.86%	1.87%
Expenses net of fee waivers, if any	1.88%G	1.88%	1.88%	1.86%	1.86%	1.87%
Expenses net of all reductions	1.88%G	1.88%	1.87%	1.86%	1.85%	1.86%
Net investment income (loss)	.97%G	.89%	.92%	.65%	.85%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$29,278	$28,982	$43,690	$62,551	$86,755	$79,291
Portfolio turnover rateH	35%G	49%	41%	69%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.15	$22.28	$23.17	$26.15	$23.09	$22.74
Income from Investment Operations
Net investment income (loss)A	.24	.43	.43	.39	.43	.36
Net realized and unrealized gain (loss)	.61	1.65	.21	(1.83)	3.64	1.83
Total from investment operations	.85	2.08	.64	(1.44)	4.07	2.19
Distributions from net investment income	(.40)	(.48)	(.42)	(.36)	(.41)	(.35)
Distributions from net realized gain	(1.41)	(.73)	(1.11)	(1.18)	(.59)	(1.49)
Total distributions	(1.81)	(1.21)	(1.53)	(1.54)	(1.01)B	(1.84)
Net asset value, end of period	$22.19	$23.15	$22.28	$23.17	$26.15	$23.09
Total ReturnC,D	3.84%	9.93%	2.84%	(5.36)%	18.61%	9.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.81%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%G	.81%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.83%G	.81%	.81%	.81%	.83%	.84%
Net investment income (loss)	2.02%G	1.96%	1.98%	1.69%	1.87%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$219,300	$225,407	$284,857	$399,578	$422,848	$349,301
Portfolio turnover rateH	35%G	49%	41%	69%	62%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$21.91
Income from Investment Operations
Net investment income (loss)B	.26	.40
Net realized and unrealized gain (loss)	.61	1.94
Total from investment operations	.87	2.34
Distributions from net investment income	(.43)	(.36)
Distributions from net realized gain	(1.41)	(.73)
Total distributions	(1.84)	(1.09)
Net asset value, end of period	$22.19	$23.16
Total ReturnC,D	3.92%	11.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%G
Expenses net of fee waivers, if any	.65%G	.64%G
Expenses net of all reductions	.64%G	.64%G
Net investment income (loss)	2.20%G	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,714	$6,634
Portfolio turnover rateH	35%G	49%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $72,179 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$157,037,624
Gross unrealized depreciation	(15,272,676)
Net unrealized appreciation (depreciation)	$141,764,948
Tax cost	$397,053,213

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,073,740 and $117,354,493, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$189,502	$1,722
Class M	.25%	.25%	330,998	–
Class C	.75%	.25%	149,208	13,155
			$669,708	$14,877

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,751
Class M	2,629
Class C(a)	495
$17,875

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$176,700.23
Class M	133,813.20
Class C	41,865.28
Class I	255,490.23
Class Z	1,922.04
	$609,790

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$833

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $653 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,558 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $86.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,054.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $7,550 for an operational error which is included in the accompanying Statement of Operations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Distributions to shareholders
Class A	$11,245,893	$7,770,800
Class M	9,900,861	6,470,306
Class C	2,212,295	1,942,389
Class I	16,438,312	13,766,198
Class Z	770,623	192,417
Total	$40,567,984	$30,142,110

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019(a)	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Class A
Shares sold	613,597	1,438,522	$14,242,317	$31,232,246
Reinvestment of distributions	513,913	367,126	11,100,799	7,670,791
Shares redeemed	(1,221,171)	(2,510,246)	(28,068,467)	(54,843,455)
Net increase (decrease)	(93,661)	(704,598)	$(2,725,351)	$(15,940,418)
Class M
Shares sold	558,563	1,062,860	$13,038,178	$23,205,065
Reinvestment of distributions	456,913	306,005	9,847,117	6,372,621
Shares redeemed	(663,715)	(1,500,594)	(15,208,512)	(32,897,737)
Net increase (decrease)	351,761	(131,729)	$7,676,783	$(3,320,051)
Class C
Shares sold	157,017	156,567	$3,557,597	$3,354,867
Reinvestment of distributions	101,651	93,330	2,127,235	1,890,831
Shares redeemed	(185,271)	(976,378)	(4,126,790)	(20,809,428)
Net increase (decrease)	73,397	(726,481)	$1,558,042	$(15,563,730)
Class I
Shares sold	1,843,447	2,903,162	$42,828,006	$64,049,999
Reinvestment of distributions	729,875	642,207	15,947,140	13,570,710
Shares redeemed	(2,427,291)	(6,591,629)	(57,074,946)	(145,379,848)
Net increase (decrease)	146,031	(3,046,260)	$1,700,200	$(67,759,139)
Class Z
Shares sold	205,438	315,610	$4,820,694	$6,987,782
Reinvestment of distributions	33,033	8,643	720,269	181,838
Shares redeemed	(42,163)	(37,743)	(969,245)	(831,193)
Net increase (decrease)	196,308	286,510	$4,571,718	$6,338,427

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Class A	1.09%
Actual		$1,000.00	$1,036.70	$5.58
Hypothetical-C		$1,000.00	$1,019.66	$5.53
Class M	1.30%
Actual		$1,000.00	$1,036.00	$6.65
Hypothetical-C		$1,000.00	$1,018.60	$6.60
Class C	1.88%
Actual		$1,000.00	$1,033.10	$9.61
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class I	.83%
Actual		$1,000.00	$1,038.40	$4.25
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class Z	.65%
Actual		$1,000.00	$1,039.20	$3.33
Hypothetical-C		$1,000.00	$1,021.87	$3.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity SelectCo, LLC (SelectCo) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts will reflect the replacement of SelectCo with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below.

Fidelity Advisor Real Estate Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in July 2017 and January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

ARE-SANN-0320
1.783109.118

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
AbbVie, Inc.	17.0
Vertex Pharmaceuticals, Inc.	9.9
Amgen, Inc.	9.5
Alexion Pharmaceuticals, Inc.	7.9
Regeneron Pharmaceuticals, Inc.	5.3
Ascendis Pharma A/S sponsored ADR	3.1
Neurocrine Biosciences, Inc.	2.7
Alnylam Pharmaceuticals, Inc.	2.5
FibroGen, Inc.	2.4
Argenx SE ADR	2.4
62.7

Top Industries (% of fund's net assets)

As of January 31, 2020
Biotechnology	93.1%
Pharmaceuticals	5.7%
Health Care Technology	0.2%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 92.5%
Biotechnology - 92.5%
AbbVie, Inc.	4,344,980	$352,030,281
ACADIA Pharmaceuticals, Inc. (a)	526,000	21,008,440
Acceleron Pharma, Inc. (a)	454,900	41,295,822
Acorda Therapeutics, Inc. (a)(b)(c)	2,586,547	5,250,690
Agios Pharmaceuticals, Inc. (a)(b)	823,343	40,121,504
Alexion Pharmaceuticals, Inc. (a)	1,640,114	163,010,930
Alnylam Pharmaceuticals, Inc. (a)	454,986	52,227,843
Amgen, Inc.	912,720	197,193,156
Aprea Therapeutics, Inc. (b)	199,800	7,660,332
Arcutis Biotherapeutics, Inc. (a)	130,808	2,851,614
Argenx SE ADR (a)(b)	347,600	50,155,204
Ascendis Pharma A/S sponsored ADR (a)	478,606	64,659,671
BeiGene Ltd. (a)	109,800	1,278,813
BeiGene Ltd. ADR (a)	97,400	14,839,864
BELLUS Health, Inc. (a)	857,222	7,047,435
BELLUS Health, Inc. (a)	290,000	2,366,400
BioMarin Pharmaceutical, Inc. (a)	251,600	21,008,600
Black Diamond Therapeutics, Inc. (a)	11,200	420,000
bluebird bio, Inc. (a)(b)	459,121	36,587,352
Blueprint Medicines Corp. (a)	296,161	18,791,415
ChemoCentryx, Inc. (a)	526,600	22,338,372
Crinetics Pharmaceuticals, Inc. (a)(b)	499,807	10,735,854
Exact Sciences Corp. (a)	199,282	18,589,025
FibroGen, Inc. (a)	1,199,645	50,205,143
G1 Therapeutics, Inc. (a)(b)	409,634	7,930,514
Global Blood Therapeutics, Inc. (a)	230,118	15,017,501
Gritstone Oncology, Inc. (a)(b)	563,700	4,994,382
Insmed, Inc. (a)	1,138,387	23,382,469
Intercept Pharmaceuticals, Inc. (a)(b)	230,204	21,273,152
Ionis Pharmaceuticals, Inc. (a)	518,038	30,211,976
Kezar Life Sciences, Inc. (a)(b)(c)	1,409,428	4,326,944
Kura Oncology, Inc. (a)(b)	786,800	9,237,032
Mirati Therapeutics, Inc. (a)	174,120	15,118,840
Morphic Holding, Inc.	136,400	2,741,640
Morphosys AG sponsored ADR (a)(b)	70,744	2,241,877
Neurocrine Biosciences, Inc. (a)	546,252	54,668,900
Principia Biopharma, Inc. (a)(b)	666,344	35,083,012
Protagonist Therapeutics, Inc. (a)	327,706	2,474,180
PTC Therapeutics, Inc. (a)	126,709	6,525,514
Regeneron Pharmaceuticals, Inc. (a)(b)	320,892	108,442,242
Retrophin, Inc. (a)	439,632	6,796,711
Sage Therapeutics, Inc. (a)	278,487	18,458,118
Sarepta Therapeutics, Inc. (a)(b)	364,348	42,249,794
Scholar Rock Holding Corp. (a)	410,209	5,041,469
TG Therapeutics, Inc. (a)(b)	926,800	13,169,828
Turning Point Therapeutics, Inc. (b)	286,350	16,751,475
uniQure B.V. (a)(b)	333,500	19,196,260
Vertex Pharmaceuticals, Inc. (a)	900,027	204,351,130
Viela Bio, Inc.	425,600	16,747,360
Xenon Pharmaceuticals, Inc. (a)(b)	458,435	6,711,488
Zymeworks, Inc. (a)	415,853	18,147,825
		1,912,965,393
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	30	57
Pharmaceuticals - 5.7%
Pharmaceuticals - 5.7%
Adimab LLC (a)(d)(e)(f)	285,956	13,025,296
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	2,969,470
Bristol-Myers Squibb Co. rights (a)	946,900	3,295,212
Chiasma, Inc. warrants 12/16/24 (a)	81,298	91,514
MyoKardia, Inc. (a)	505,004	34,355,422
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Theravance Biopharma, Inc. (a)(b)	711,934	19,848,720
Zogenix, Inc. (a)	878,459	44,247,980
		117,833,616
TOTAL COMMON STOCKS
(Cost $1,561,455,371)		2,030,799,066

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
Immunocore Ltd. Series A (a)(d)(f)	17,149	2,178,247
REVOLUTION Medicines, Inc. Series C (d)	2,550,401	8,018,461
		10,196,708
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(d)(f)	213,402	956,041
Series B 8.00% (a)(d)(f)	693,558	3,107,140
		4,063,181
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		14,259,908

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(d)(f)	151,084	1,229,824
TOTAL PREFERRED STOCKS
(Cost $11,796,118)		15,489,732

Money Market Funds - 10.4%
Fidelity Cash Central Fund 1.58% (g)	26,329,488	26,334,754
Fidelity Securities Lending Cash Central Fund 1.59% (g)(h)	188,772,383	188,791,260
TOTAL MONEY MARKET FUNDS
(Cost $215,120,128)		215,126,014
TOTAL INVESTMENT IN SECURITIES - 109.4%
(Cost $1,788,371,617)		2,261,414,812
NET OTHER ASSETS (LIABILITIES) - (9.4)%		(193,410,263)
NET ASSETS - 100%		$2,068,004,549

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,515,085 or 1.4% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,348,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
REVOLUTION Medicines, Inc. Series C	6/3/19	$5,253,826
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,449
Fidelity Securities Lending Cash Central Fund	211,739
Total	$324,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$5,598,421	$5,387,604	$--	$--	$--	$(5,735,335)	$5,250,690
Kezar Life Sciences, Inc.	2,749,287	2,949,257	--	--	--	(1,371,600)	4,326,944
Total	$8,347,708	$8,336,861	$--	$--	$--	$(7,106,935)	$9,577,634

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,030,799,066	$2,013,433,971	$1,370,327	$15,994,768
Preferred Stocks	15,489,732	--	8,018,461	7,471,271
Money Market Funds	215,126,014	215,126,014	--	--
Total Investments in Securities:	$2,261,414,812	$2,228,559,985	$9,388,788	$23,466,039

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$27,629,303
Total Realized Gain (Loss)	(151,500)
Total Unrealized Gain (Loss)	1,050,360
Cost of Purchases	191,702
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(5,253,826)
Ending Balance	$23,466,039
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$898,860

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Netherlands	3.3%
Denmark	3.1%
Cayman Islands	1.8%
Canada	1.7%
Others (Individually Less Than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $180,058,364) — See accompanying schedule: Unaffiliated issuers (cost $1,533,951,753)	$2,036,711,164
Fidelity Central Funds (cost $215,120,128)	215,126,014
Other affiliated issuers (cost $39,299,736)	9,577,634
Total Investment in Securities (cost $1,788,371,617)		$2,261,414,812
Restricted cash		85,201
Receivable for investments sold		10,699,747
Receivable for fund shares sold		859,744
Dividends receivable		5,127,077
Distributions receivable from Fidelity Central Funds		53,126
Prepaid expenses		19,779
Other receivables		178,606
Total assets		2,278,438,092
Liabilities
Payable for investments purchased	$16,797,317
Payable for fund shares redeemed	2,948,277
Accrued management fee	970,945
Distribution and service plan fees payable	512,583
Other affiliated payables	385,907
Other payables and accrued expenses	55,044
Collateral on securities loaned	188,763,470
Total liabilities		210,433,543
Net Assets		$2,068,004,549
Net Assets consist of:
Paid in capital		$1,571,523,120
Total accumulated earnings (loss)		496,481,429
Net Assets		$2,068,004,549
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($598,329,313 ÷ 22,694,754 shares)(a)		$26.36
Maximum offering price per share (100/94.25 of $26.36)		$27.97
Class M:
Net Asset Value and redemption price per share ($121,356,308 ÷ 4,905,938 shares)(a)		$24.74
Maximum offering price per share (100/96.50 of $24.74)		$25.64
Class C:
Net Asset Value and offering price per share ($370,743,609 ÷ 16,741,305 shares)(a)		$22.15
Class I:
Net Asset Value, offering price and redemption price per share ($942,337,668 ÷ 33,490,064 shares)		$28.14
Class Z:
Net Asset Value, offering price and redemption price per share ($35,237,651 ÷ 1,250,888 shares)		$28.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$14,754,787
Income from Fidelity Central Funds (including $211,739 from security lending)		324,188
Total income		15,078,975
Expenses
Management fee	$5,616,466
Transfer agent fees	1,966,253
Distribution and service plan fees	2,967,336
Accounting fees	317,803
Custodian fees and expenses	(10,309)
Independent trustees' fees and expenses	6,759
Registration fees	79,390
Audit	35,937
Legal	5,536
Interest	313
Miscellaneous	7,434
Total expenses before reductions	10,992,918
Expense reductions	(21,044)
Total expenses after reductions		10,971,874
Net investment income (loss)		4,107,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,896,306
Fidelity Central Funds	391
Total net realized gain (loss)		44,896,697
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	162,542,065
Fidelity Central Funds	1
Other affiliated issuers	(7,106,934)
Total change in net unrealized appreciation (depreciation)		155,435,132
Net gain (loss)		200,331,829
Net increase (decrease) in net assets resulting from operations		$204,438,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,107,101	$2,635,371
Net realized gain (loss)	44,896,697	250,747,409
Change in net unrealized appreciation (depreciation)	155,435,132	(426,613,675)
Net increase (decrease) in net assets resulting from operations	204,438,930	(173,230,895)
Distributions to shareholders	(142,937,616)	(56,953,710)
Share transactions - net increase (decrease)	(164,651,657)	(367,095,686)
Total increase (decrease) in net assets	(103,150,343)	(597,280,291)
Net Assets
Beginning of period	2,171,154,892	2,768,435,183
End of period	$2,068,004,549	$2,171,154,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.48	$27.80	$24.45	$21.39	$31.43	$20.19
Income from Investment Operations
Net investment income (loss)A	.05	.03	(.14)	(.15)B	(.16)	(.20)
Net realized and unrealized gain (loss)	2.71	(1.76)	3.49	3.21	(8.48)	12.04
Total from investment operations	2.76	(1.73)	3.35	3.06	(8.64)	11.84
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.88)	(.59)	–	–	(1.40)	(.60)
Total distributions	(1.88)	(.59)	–	–	(1.40)	(.60)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$26.36	$25.48	$27.80	$24.45	$21.39	$31.43
Total ReturnD,E,F	10.44%	(6.17)%	13.70%	14.31%	(28.55)%	59.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.04%	1.06%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.03%I	1.03%	1.06%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.02%I	1.03%	1.06%	1.04%	1.04%	1.04%
Net investment income (loss)	.41%I	.13%	(.53)%	(.69)%B	(.69)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$598,329	$616,894	$766,303	$787,802	$1,080,733	$1,560,528
Portfolio turnover rateJ	62%I	62%	45%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.71) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.02	$26.32	$23.22	$20.39	$30.06	$19.39
Income from Investment Operations
Net investment income (loss)A	.01	(.04)	(.21)	(.21)B	(.22)	(.27)
Net realized and unrealized gain (loss)	2.56	(1.67)	3.31	3.04	(8.10)	11.54
Total from investment operations	2.57	(1.71)	3.10	2.83	(8.32)	11.27
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.85)	(.59)	–	–	(1.35)	(.60)
Total distributions	(1.85)	(.59)	–	–	(1.35)	(.60)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$24.74	$24.02	$26.32	$23.22	$20.39	$30.06
Total ReturnD,E,F	10.29%	(6.44)%	13.35%	13.88%	(28.75)%	59.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.34%	1.38%	1.38%	1.37%	1.35%
Expenses net of fee waivers, if any	1.33%I	1.34%	1.38%	1.38%	1.37%	1.35%
Expenses net of all reductions	1.33%I	1.34%	1.38%	1.38%	1.37%	1.34%
Net investment income (loss)	.11%I	(.18)%	(.84)%	(1.02)%B	(1.01)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$121,356	$119,312	$135,879	$127,734	$131,928	$196,393
Portfolio turnover rateJ	62%I	62%	45%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$23.96	$21.23	$18.71	$27.78	$18.04
Income from Investment Operations
Net investment income (loss)A	(.04)	(.14)	(.29)	(.27)B	(.29)	(.35)
Net realized and unrealized gain (loss)	2.33	(1.52)	3.02	2.79	(7.46)	10.69
Total from investment operations	2.29	(1.66)	2.73	2.52	(7.75)	10.34
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.85)	(.59)	–	–	(1.32)	(.60)
Total distributions	(1.85)	(.59)	–	–	(1.32)	(.60)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$22.15	$21.71	$23.96	$21.23	$18.71	$27.78
Total ReturnD,E,F	10.09%	(6.87)%	12.86%	13.47%	(29.06)%	58.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.78%	1.80%	1.79%	1.80%	1.79%
Expenses net of fee waivers, if any	1.77%I	1.77%	1.80%	1.79%	1.80%	1.79%
Expenses net of all reductions	1.77%I	1.77%	1.80%	1.79%	1.79%	1.79%
Net investment income (loss)	(.33)%I	(.61)%	(1.27)%	(1.43)%B	(1.44)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$370,744	$398,749	$558,420	$593,489	$665,036	$956,495
Portfolio turnover rateJ	62%I	62%	45%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.08	$29.42	$25.80	$22.52	$32.95	$21.10
Income from Investment Operations
Net investment income (loss)A	.10	.11	(.07)	(.10)B	(.10)	(.14)
Net realized and unrealized gain (loss)	2.87	(1.86)	3.69	3.38	(8.89)	12.60
Total from investment operations	2.97	(1.75)	3.62	3.28	(8.99)	12.46
Distributions from net investment income	–C	–	–	–	–	–C
Distributions from net realized gain	(1.91)	(.59)	–	–	(1.44)	(.60)
Total distributions	(1.91)	(.59)	–	–	(1.44)	(.61)D
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$28.14	$27.08	$29.42	$25.80	$22.52	$32.95
Total ReturnE,F	10.59%	(5.89)%	14.03%	14.56%	(28.32)%	60.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.75%I	.76%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.75%I	.76%	.79%	.77%	.78%	.77%
Net investment income (loss)	.69%I	.40%	(.26)%	(.42)%B	(.42)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$942,338	$1,006,084	$1,307,833	$1,156,358	$908,234	$1,403,666
Portfolio turnover rateJ	62%I	62%	45%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$27.10	$30.06
Income from Investment Operations
Net investment income (loss)B	.11	.16
Net realized and unrealized gain (loss)	2.89	(2.53)
Total from investment operations	3.00	(2.37)
Distributions from net investment income	(.02)	–
Distributions from net realized gain	(1.91)	(.59)
Total distributions	(1.93)	(.59)
Net asset value, end of period	$28.17	$27.10
Total ReturnC,D	10.68%	(7.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%G
Expenses net of fee waivers, if any	.62%G	.63%G
Expenses net of all reductions	.62%G	.62%G
Net investment income (loss)	.82%G	.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$35,238	$30,116
Portfolio turnover rateH	62%G	62%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Cisco Systems, Inc.	20.5
Motorola Solutions, Inc.	12.2
Ericsson (B Shares) sponsored ADR	10.1
Ciena Corp.	6.3
F5 Networks, Inc.	4.9
Lumentum Holdings, Inc.	4.2
ViaSat, Inc.	4.2
CommScope Holding Co., Inc.	3.8
Arista Networks, Inc.	3.7
EchoStar Holding Corp. Class A	3.5
73.4

Top Industries (% of fund's net assets)

As of January 31, 2020
Communications Equipment	90.3%
Diversified Telecommunication Services	2.8%
Software	2.0%
IT Services	1.5%
Electronic Equipment & Components	1.0%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Communications Equipment - 90.3%
Communications Equipment - 90.3%
Acacia Communications, Inc. (a)	3,833	$262,752
Arista Networks, Inc. (a)	3,382	755,336
Casa Systems, Inc. (a)	7,669	30,753
Ciena Corp. (a)	31,666	1,287,856
Cisco Systems, Inc.	90,697	4,169,340
CommScope Holding Co., Inc. (a)	62,994	767,582
Comtech Telecommunications Corp.	6,435	186,036
EchoStar Holding Corp. Class A (a)	18,048	720,205
Ericsson (B Shares) sponsored ADR	262,000	2,059,320
Extreme Networks, Inc. (a)	77,723	458,566
F5 Networks, Inc. (a)	8,114	990,882
Infinera Corp. (a)	1,931	14,231
InterDigital, Inc.	2,447	135,197
Juniper Networks, Inc.	10,273	235,663
Lumentum Holdings, Inc. (a)	11,254	852,716
Motorola Solutions, Inc.	14,072	2,490,744
NetScout Systems, Inc. (a)	8,848	227,482
Nokia Corp. sponsored ADR (b)	170,845	662,879
Plantronics, Inc.	9,200	264,224
Radware Ltd. (a)	9,137	232,811
Sierra Wireless, Inc. (a)	21,430	206,786
ViaSat, Inc. (a)	13,382	851,764
Viavi Solutions, Inc. (a)	35,791	504,653
		18,367,778
Diversified Telecommunication Services - 2.8%
Integrated Telecommunication Services - 2.8%
Cellnex Telecom SA (c)	4,800	239,129
Orange SA ADR	23,100	325,479
		564,608
Electronic Equipment & Components - 1.0%
Electronic Components - 1.0%
Corning, Inc.	7,544	201,349
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	38	54,446
IT Services - 1.5%
Internet Services & Infrastructure - 1.5%
Fastly, Inc. Class A	14,162	318,787
Software - 2.0%
Systems Software - 2.0%
Crowdstrike Holdings, Inc.	2,600	158,834
Rapid7, Inc. (a)	4,112	244,171
		403,005
TOTAL COMMON STOCKS
(Cost $15,864,160)		19,909,973

Money Market Funds - 3.5%
Fidelity Cash Central Fund 1.58% (d)	379,851	379,927
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	326,562	326,594
TOTAL MONEY MARKET FUNDS
(Cost $706,521)		706,521
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $16,570,681)		20,616,494
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(282,567)
NET ASSETS - 100%		$20,333,927

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,129 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,903
Fidelity Securities Lending Cash Central Fund	20,715
Total	$22,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Sweden	10.1%
Finland	3.3%
France	1.6%
Spain	1.2%
Israel	1.1%
Canada	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $297,984) — See accompanying schedule: Unaffiliated issuers (cost $15,864,160)	$19,909,973
Fidelity Central Funds (cost $706,521)	706,521
Total Investment in Securities (cost $16,570,681)		$20,616,494
Receivable for investments sold		93,049
Receivable for fund shares sold		2,056
Dividends receivable		643
Distributions receivable from Fidelity Central Funds		402
Prepaid expenses		139
Receivable from investment adviser for expense reductions		2,757
Other receivables		1,698
Total assets		20,717,238
Liabilities
Payable for fund shares redeemed	$3,200
Accrued management fee	9,725
Distribution and service plan fees payable	7,597
Other affiliated payables	5,657
Other payables and accrued expenses	30,732
Collateral on securities loaned	326,400
Total liabilities		383,311
Net Assets		$20,333,927
Net Assets consist of:
Paid in capital		$17,407,581
Total accumulated earnings (loss)		2,926,346
Net Assets		$20,333,927
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,389,037 ÷ 746,814 shares)(a)		$13.91
Maximum offering price per share (100/94.25 of $13.91)		$14.76
Class M:
Net Asset Value and redemption price per share ($4,168,649 ÷ 313,313 shares)(a)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($3,672,574 ÷ 305,093 shares)(a)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($2,103,667 ÷ 144,556 shares)		$14.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$111,255
Income from Fidelity Central Funds (including $20,715 from security lending)		22,618
Total income		133,873
Expenses
Management fee	$63,846
Transfer agent fees	33,141
Distribution and service plan fees	48,397
Accounting fees	4,651
Custodian fees and expenses	4,128
Independent trustees' fees and expenses	86
Registration fees	46,432
Audit	24,276
Legal	1,291
Miscellaneous	92
Total expenses before reductions	226,340
Expense reductions	(43,778)
Total expenses after reductions		182,562
Net investment income (loss)		(48,689)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(791,094)
Fidelity Central Funds	67
Foreign currency transactions	133
Total net realized gain (loss)		(790,894)
Change in net unrealized appreciation (depreciation) on investment securities		(2,470,829)
Net gain (loss)		(3,261,723)
Net increase (decrease) in net assets resulting from operations		$(3,310,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(48,689)	$(62,945)
Net realized gain (loss)	(790,894)	(54,816)
Change in net unrealized appreciation (depreciation)	(2,470,829)	1,972,149
Net increase (decrease) in net assets resulting from operations	(3,310,412)	1,854,388
Distributions to shareholders	–	(912,371)
Share transactions - net increase (decrease)	(6,557,753)	8,000,664
Total increase (decrease) in net assets	(9,868,165)	8,942,681
Net Assets
Beginning of period	30,202,092	21,259,411
End of period	$20,333,927	$30,202,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.17	$13.69	$12.09	$12.57	$11.94
Income from Investment Operations
Net investment income (loss)A	(.02)	(.01)	.03	.07	.09	.02
Net realized and unrealized gain (loss)	(1.83)	1.04	2.08	1.76	(.20)	.64
Total from investment operations	(1.85)	1.03	2.11	1.83	(.11)	.66
Distributions from net investment income	–	–	(.04)B	(.05)	–	(.03)
Distributions from net realized gain	–	(.44)	(.59)B	(.18)	(.37)	–
Total distributions	–	(.44)	(.63)	(.23)	(.37)	(.03)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$13.91	$15.76	$15.17	$13.69	$12.09	$12.57
Total ReturnD,E,F	(11.74)%	7.09%	15.86%	15.24%	(.53)%	5.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.47%	1.76%	1.78%	2.10%	1.90%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%I	1.39%	1.39%	1.39%	1.40%	1.39%
Net investment income (loss)	(.25)%I	(.09)%	.21%	.56%	.81%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$10,389	$14,991	$8,860	$6,247	$4,536	$4,806
Portfolio turnover rateJ	125%I	98%	60%	71%	29%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$14.59	$13.18	$11.65	$12.15	$11.55
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	–	.04	.06	(.01)
Net realized and unrealized gain (loss)	(1.75)	.99	2.00	1.69	(.20)	.62
Total from investment operations	(1.78)	.94	2.00	1.73	(.14)	.61
Distributions from net investment income	–	–	(.02)B	(.02)	–	(.01)
Distributions from net realized gain	–	(.44)	(.57)B	(.18)	(.36)	–
Total distributions	–	(.44)	(.59)	(.20)	(.36)	(.01)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$13.31	$15.09	$14.59	$13.18	$11.65	$12.15
Total ReturnD,E,F	(11.80)%	6.75%	15.69%	14.94%	(.83)%	5.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.03%I	1.80%	2.11%	2.11%	2.41%	2.19%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%I	1.64%	1.64%	1.64%	1.65%	1.64%
Net investment income (loss)	(.50)%I	(.34)%	(.04)%	.31%	.56%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,169	$5,242	$4,943	$4,236	$3,674	$4,029
Portfolio turnover rateJ	125%I	98%	60%	71%	29%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.34	$12.10	$10.74	$11.27	$10.76
Income from Investment Operations
Net investment income (loss)A	(.06)	(.11)	(.07)	(.02)	.01	(.07)
Net realized and unrealized gain (loss)	(1.59)	.90	1.84	1.56	(.19)	.58
Total from investment operations	(1.65)	.79	1.77	1.54	(.18)	.51
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	(.44)	(.53)	(.18)	(.35)	–
Total distributions	–	(.44)	(.53)	(.18)	(.35)	–
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.04	$13.69	$13.34	$12.10	$10.74	$11.27
Total ReturnC,D,E	(12.05)%	6.25%	15.06%	14.39%	(1.29)%	4.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.51%H	2.28%	2.54%	2.55%	2.86%	2.65%
Expenses net of fee waivers, if any	2.15%H	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.12%H	2.14%	2.14%	2.14%	2.15%	2.14%
Net investment income (loss)	(1.00)%H	(.84)%	(.54)%	(.19)%	.06%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,673	$5,264	$4,684	$3,066	$2,479	$2,966
Portfolio turnover rateI	125%H	98%	60%	71%	29%	60%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.47	$15.79	$14.22	$12.54	$13.01	$12.35
Income from Investment Operations
Net investment income (loss)A	–B	.03	.07	.11	.12	.05
Net realized and unrealized gain (loss)	(1.92)	1.09	2.16	1.83	(.20)	.67
Total from investment operations	(1.92)	1.12	2.23	1.94	(.08)	.72
Distributions from net investment income	–	–	(.05)C	(.08)	–	(.06)
Distributions from net realized gain	–	(.44)	(.61)C	(.18)	(.39)	–
Total distributions	–	(.44)	(.66)	(.26)	(.39)	(.06)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$14.55	$16.47	$15.79	$14.22	$12.54	$13.01
Total ReturnD,E	(11.66)%	7.39%	16.21%	15.55%	(.33)%	5.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.12%	1.42%	1.46%	1.69%	1.57%
Expenses net of fee waivers, if any	1.15%H	1.12%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%H	1.11%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	- %H,I	.19%	.47%	.81%	1.06%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,104	$4,705	$2,773	$4,733	$1,209	$1,024
Portfolio turnover rateJ	125%H	98%	60%	71%	29%	60%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Amazon.com, Inc.	25.1
The Home Depot, Inc.	7.8
McDonald's Corp.	5.1
Lowe's Companies, Inc.	4.1
Starbucks Corp.	4.0
Burlington Stores, Inc.	3.7
The Booking Holdings, Inc.	3.4
NIKE, Inc. Class B	3.3
TJX Companies, Inc.	2.9
Royal Caribbean Cruises Ltd.	2.6
62.0

Top Industries (% of fund's net assets)

As of January 31, 2020
Internet & Direct Marketing Retail	28.7%
Specialty Retail	25.9%
Hotels, Restaurants & Leisure	21.3%
Textiles, Apparel & Luxury Goods	9.2%
Multiline Retail	6.3%
All Others*	8.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	7,003	$1,182,246
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	9,208	934,244
Diversified Consumer Services - 0.9%
Education Services - 0.9%
Grand Canyon Education, Inc. (a)	40,565	3,175,428
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,610	681,896
		3,857,324
Entertainment - 0.4%
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	6,368	434,043
Netflix, Inc. (a)	1,968	679,137
World Wrestling Entertainment, Inc. Class A	15,807	772,646
		1,885,826
Food & Staples Retailing - 1.8%
Food Distributors - 1.0%
Performance Food Group Co. (a)	41,508	2,149,699
U.S. Foods Holding Corp. (a)	52,976	2,128,046
		4,277,745
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	99,390	2,039,483
Walmart, Inc.	12,637	1,446,810
		3,486,293

TOTAL FOOD & STAPLES RETAILING		7,764,038

Hotels, Restaurants & Leisure - 21.3%
Casinos & Gaming - 1.6%
Churchill Downs, Inc.	19,622	2,833,024
Eldorado Resorts, Inc. (a)	66,785	3,992,407
		6,825,431
Hotels, Resorts & Cruise Lines - 5.0%
Hilton Grand Vacations, Inc. (a)	42,583	1,358,824
Hilton Worldwide Holdings, Inc.	50,200	5,411,560
Marriott Vacations Worldwide Corp.	29,246	3,516,539
Royal Caribbean Cruises Ltd.	93,028	10,891,718
		21,178,641
Leisure Facilities - 2.1%
Drive Shack, Inc. (a)	126,237	477,176
Planet Fitness, Inc. (a)	55,604	4,492,247
SeaWorld Entertainment, Inc. (a)	3,178	109,514
Vail Resorts, Inc.	15,417	3,615,441
		8,694,378
Restaurants - 12.6%
ARAMARK Holdings Corp.	64,417	2,843,366
Chipotle Mexican Grill, Inc. (a)	7,028	6,091,589
McDonald's Corp.	100,808	21,569,888
Starbucks Corp.	201,291	17,075,516
Yum! Brands, Inc.	56,485	5,974,418
		53,554,777

TOTAL HOTELS, RESTAURANTS & LEISURE		90,253,227

Household Durables - 3.5%
Homebuilding - 3.5%
D.R. Horton, Inc.	106,819	6,323,685
Lennar Corp. Class A	63,207	4,194,417
NVR, Inc. (a)	1,104	4,213,935
		14,732,037
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,514	2,169,229
Internet & Direct Marketing Retail - 28.7%
Internet & Direct Marketing Retail - 28.7%
Amazon.com, Inc. (a)	52,873	106,207,051
Delivery Hero AG (a)(b)	900	69,491
The Booking Holdings, Inc. (a)	7,822	14,318,562
The RealReal, Inc.	33,505	484,817
Wayfair LLC Class A (a)	3,519	329,730
		121,409,651
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
PayPal Holdings, Inc. (a)	8,819	1,004,396
Multiline Retail - 6.3%
General Merchandise Stores - 6.3%
B&M European Value Retail SA	187,676	901,344
Dollar General Corp.	66,658	10,226,004
Dollar Tree, Inc. (a)	124,472	10,837,777
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	59,621	3,162,298
Target Corp.	12,000	1,328,880
		26,456,303
Specialty Retail - 25.9%
Apparel Retail - 9.2%
Burlington Stores, Inc. (a)	71,225	15,489,301
Ross Stores, Inc.	80,046	8,980,361
The Children's Place Retail Stores, Inc. (c)	36,416	2,172,943
TJX Companies, Inc.	211,248	12,472,082
		39,114,687
Automotive Retail - 2.5%
AutoZone, Inc. (a)	3,607	3,816,062
Monro, Inc.	17,702	1,109,915
O'Reilly Automotive, Inc. (a)	14,108	5,729,259
		10,655,236
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	42,872	3,630,830
Home Improvement Retail - 12.4%
Floor & Decor Holdings, Inc. Class A (a)	42,406	2,091,040
Lowe's Companies, Inc.	148,172	17,223,513
The Home Depot, Inc.	145,118	33,101,416
		52,415,969
Specialty Stores - 0.9%
Five Below, Inc. (a)	18,703	2,117,554
National Vision Holdings, Inc. (a)	20,078	685,061
Ulta Beauty, Inc. (a)	3,559	953,492
		3,756,107

TOTAL SPECIALTY RETAIL		109,572,829

Textiles, Apparel & Luxury Goods - 9.2%
Apparel, Accessories & Luxury Goods - 5.0%
adidas AG	7,296	2,312,588
Canada Goose Holdings, Inc. (a)(c)	17,266	517,171
Capri Holdings Ltd. (a)	74,879	2,243,375
Carter's, Inc.	11,812	1,252,899
G-III Apparel Group Ltd. (a)	16,205	440,938
Hermes International SCA	516	387,198
lululemon athletica, Inc. (a)	4,270	1,022,195
LVMH Moet Hennessy Louis Vuitton SE	3,915	1,704,874
PVH Corp.	58,116	5,065,972
Tapestry, Inc.	126,620	3,262,997
VF Corp.	37,034	3,072,711
		21,282,918
Footwear - 4.2%
Deckers Outdoor Corp. (a)	17,500	3,340,925
NIKE, Inc. Class B	145,054	13,968,700
Puma AG	4,947	397,220
		17,706,845

TOTAL TEXTILES, APPAREL & LUXURY GOODS		38,989,763

TOTAL COMMON STOCKS
(Cost $280,689,410)		420,211,113

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.58% (d)	3,644,006	3,644,735
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	2,823,405	2,823,687
TOTAL MONEY MARKET FUNDS
(Cost $6,468,422)		6,468,422
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $287,157,832)		426,679,535
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,188,239)
NET ASSETS - 100%		$423,491,296

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,491 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,919
Fidelity Securities Lending Cash Central Fund	36,757
Total	$47,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$420,211,113	$418,506,239	$1,704,874	$--
Money Market Funds	6,468,422	6,468,422	--	--
Total Investments in Securities:	$426,679,535	$424,974,661	$1,704,874	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,634,681) — See accompanying schedule: Unaffiliated issuers (cost $280,689,410)	$420,211,113
Fidelity Central Funds (cost $6,468,422)	6,468,422
Total Investment in Securities (cost $287,157,832)		$426,679,535
Receivable for investments sold		2,034,012
Receivable for fund shares sold		249,860
Dividends receivable		94,975
Distributions receivable from Fidelity Central Funds		5,839
Prepaid expenses		2,617
Other receivables		6,774
Total assets		429,073,612
Liabilities
Payable for investments purchased	$2,083,398
Payable for fund shares redeemed	271,869
Accrued management fee	189,809
Distribution and service plan fees payable	106,087
Other affiliated payables	75,533
Other payables and accrued expenses	33,737
Collateral on securities loaned	2,821,883
Total liabilities		5,582,316
Net Assets		$423,491,296
Net Assets consist of:
Paid in capital		$284,962,766
Total accumulated earnings (loss)		138,528,530
Net Assets		$423,491,296
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,010,822 ÷ 5,136,224 shares)(a)		$30.37
Maximum offering price per share (100/94.25 of $30.37)		$32.22
Class M:
Net Asset Value and redemption price per share ($32,535,202 ÷ 1,154,223 shares)(a)		$28.19
Maximum offering price per share (100/96.50 of $28.19)		$29.21
Class C:
Net Asset Value and offering price per share ($69,924,625 ÷ 2,895,251 shares)(a)		$24.15
Class I:
Net Asset Value, offering price and redemption price per share ($134,945,074 ÷ 4,093,027 shares)		$32.97
Class Z:
Net Asset Value, offering price and redemption price per share ($30,075,573 ÷ 910,461 shares)		$33.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$1,984,126
Income from Fidelity Central Funds (including $36,757 from security lending)		47,676
Total income		2,031,802
Expenses
Management fee	$1,114,725
Transfer agent fees	387,438
Distribution and service plan fees	626,898
Accounting fees	81,218
Custodian fees and expenses	5,487
Independent trustees' fees and expenses	1,301
Registration fees	60,220
Audit	25,216
Legal	3,321
Interest	756
Miscellaneous	1,315
Total expenses before reductions	2,307,895
Expense reductions	(2,892)
Total expenses after reductions		2,305,003
Net investment income (loss)		(273,201)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,890,211
Fidelity Central Funds	79
Foreign currency transactions	(776)
Total net realized gain (loss)		1,889,514
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,677,477
Assets and liabilities in foreign currencies	285
Total change in net unrealized appreciation (depreciation)		16,677,762
Net gain (loss)		18,567,276
Net increase (decrease) in net assets resulting from operations		$18,294,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(273,201)	$(534,996)
Net realized gain (loss)	1,889,514	13,464,661
Change in net unrealized appreciation (depreciation)	16,677,762	9,013,424
Net increase (decrease) in net assets resulting from operations	18,294,075	21,943,089
Distributions to shareholders	(11,256,993)	(4,099,245)
Share transactions - net increase (decrease)	(12,923,572)	6,479,535
Total increase (decrease) in net assets	(5,886,490)	24,323,379
Net Assets
Beginning of period	429,377,786	405,054,407
End of period	$423,491,296	$429,377,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.83	$28.22	$22.92	$20.94	$21.51	$19.75
Income from Investment Operations
Net investment income (loss)A	(.01)	(.02)	(.02)	.06	.10B	.05
Net realized and unrealized gain (loss)	1.37	1.90	5.32	2.01	(.21)	3.99
Total from investment operations	1.36	1.88	5.30	2.07	(.11)	4.04
Distributions from net investment income	–	–	–	(.09)	(.02)	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)	(2.28)
Total distributions	(.82)	(.27)	–	(.09)	(.46)	(2.28)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$30.37	$29.83	$28.22	$22.92	$20.94	$21.51
Total ReturnD,E,F	4.57%	6.81%	23.12%	9.93%	(.38)%	22.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.08%	1.12%	1.10%	1.10%	1.15%
Expenses net of fee waivers, if any	1.07%I	1.08%	1.12%	1.10%	1.10%	1.15%
Expenses net of all reductions	1.07%I	1.07%	1.11%	1.10%	1.09%	1.14%
Net investment income (loss)	(.09)%I	(.09)%	(.08)%	.26%	.49%B	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$156,011	$159,298	$146,605	$109,303	$144,578	$115,027
Portfolio turnover rateJ	26%I,K	60%	60%	47%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.78	$26.36	$21.47	$19.66	$20.26	$18.75
Income from Investment Operations
Net investment income (loss)A	(.05)	(.09)	(.08)	–B	.03C	(.01)
Net realized and unrealized gain (loss)	1.28	1.78	4.97	1.89	(.19)	3.77
Total from investment operations	1.23	1.69	4.89	1.89	(.16)	3.76
Distributions from net investment income	–	–	–	(.08)	–	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)	(2.25)
Total distributions	(.82)	(.27)	–	(.08)	(.44)	(2.25)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$28.19	$27.78	$26.36	$21.47	$19.66	$20.26
Total ReturnD,E,F	4.44%	6.56%	22.78%	9.62%	(.68)%	21.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.34%I	1.34%	1.38%	1.39%	1.40%	1.46%
Expenses net of fee waivers, if any	1.34%I	1.34%	1.38%	1.39%	1.40%	1.45%
Expenses net of all reductions	1.34%I	1.34%	1.38%	1.39%	1.39%	1.45%
Net investment income (loss)	(.36)%I	(.35)%	(.35)%	(.02)%	.19%C	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,535	$32,792	$34,622	$26,398	$28,259	$25,948
Portfolio turnover rateJ	26%I,K	60%	60%	47%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.97	$22.90	$18.74	$17.18	$17.84	$16.79
Income from Investment Operations
Net investment income (loss)A	(.10)	(.19)	(.17)	(.09)	(.04)B	(.08)
Net realized and unrealized gain (loss)	1.10	1.53	4.33	1.65	(.18)	3.34
Total from investment operations	1.00	1.34	4.16	1.56	(.22)	3.26
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)	(2.21)
Total distributions	(.82)	(.27)	–	–	(.44)	(2.21)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$24.15	$23.97	$22.90	$18.74	$17.18	$17.84
Total ReturnD,E,F	4.18%	6.02%	22.20%	9.08%	(1.11)%	21.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.83%	1.87%	1.85%	1.86%	1.91%
Expenses net of fee waivers, if any	1.82%I	1.83%	1.87%	1.85%	1.86%	1.91%
Expenses net of all reductions	1.82%I	1.82%	1.86%	1.85%	1.85%	1.90%
Net investment income (loss)	(.85)%I	(.83)%	(.83)%	(.49)%	(.27)%B	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$69,925	$70,890	$71,116	$59,958	$67,306	$43,999
Portfolio turnover rateJ	26%I,K	60%	60%	47%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.27	$30.42	$24.64	$22.48	$23.06	$21.00
Income from Investment Operations
Net investment income (loss)A	.03	.06	.06	.12	.16B	.12
Net realized and unrealized gain (loss)	1.49	2.06	5.72	2.18	(.22)	4.26
Total from investment operations	1.52	2.12	5.78	2.30	(.06)	4.38
Distributions from net investment income	–	–	–	(.14)	(.08)	–
Distributions from net realized gain	(.82)	(.27)	–	–	(.44)	(2.32)
Total distributions	(.82)	(.27)	–	(.14)	(.52)	(2.32)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$32.97	$32.27	$30.42	$24.64	$22.48	$23.06
Total ReturnD,E	4.72%	7.10%	23.46%	10.27%	(.13)%	22.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.84%	.83%	.84%	.87%
Expenses net of fee waivers, if any	.80%H	.80%	.83%	.83%	.84%	.87%
Expenses net of all reductions	.80%H	.80%	.83%	.83%	.83%	.87%
Net investment income (loss)	.18%H	.19%	.20%	.54%	.75%B	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$134,945	$159,613	$152,711	$82,195	$75,742	$48,329
Portfolio turnover rateI	26%H,J	60%	60%	47%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$32.31	$31.56
Income from Investment Operations
Net investment income (loss)B	.05	.10
Net realized and unrealized gain (loss)	1.49	.92
Total from investment operations	1.54	1.02
Distributions from net realized gain	(.82)	(.27)
Total distributions	(.82)	(.27)
Net asset value, end of period	$33.03	$32.31
Total ReturnC,D	4.77%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.67%G
Expenses net of fee waivers, if any	.66%G	.66%G
Expenses net of all reductions	.66%G	.66%G
Net investment income (loss)	.31%G	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$30,076	$6,786
Portfolio turnover rateH	26%G,I	60%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Chevron Corp.	14.6
Exxon Mobil Corp.	12.7
BP PLC sponsored ADR	6.5
Valero Energy Corp.	6.1
Occidental Petroleum Corp.	5.1
Baker Hughes, A GE Co. Class A	4.8
EOG Resources, Inc.	4.3
Pioneer Natural Resources Co.	4.2
Cheniere Energy, Inc.	4.2
Marathon Petroleum Corp.	3.3
65.8

Top Industries (% of fund's net assets)

As of January 31, 2020
Oil, Gas & Consumable Fuels	88.1%
Energy Equipment & Services	9.4%
Independent Power and Renewable Electricity Producers	2.2%
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Energy Equipment & Services - 9.4%
Oil & Gas Drilling - 1.4%
Nabors Industries Ltd.	981,600	$2,031,912
Odfjell Drilling Ltd. (a)	541,256	1,439,356
Patterson-UTI Energy, Inc.	215,500	1,711,070
Shelf Drilling Ltd. (a)(b)	705,628	1,518,973
		6,701,311
Oil & Gas Equipment & Services - 8.0%
Baker Hughes, A GE Co. Class A	1,069,600	23,167,536
Cactus, Inc.	83,100	2,394,942
Forum Energy Technologies, Inc. (a)	310,527	329,159
Nextier Oilfield Solutions, Inc. (a)	362,874	1,868,801
Oceaneering International, Inc. (a)	17,932	222,536
ProPetro Holding Corp. (a)	302,944	2,950,675
RigNet, Inc. (a)	310,751	1,292,724
Schlumberger Ltd.	167,818	5,623,581
Solaris Oilfield Infrastructure, Inc. Class A	81,941	944,780
		38,794,734

TOTAL ENERGY EQUIPMENT & SERVICES		45,496,045

Independent Power and Renewable Electricity Producers - 2.2%
Independent Power Producers & Energy Traders - 2.2%
Vistra Energy Corp.	485,100	10,924,452
Oil, Gas & Consumable Fuels - 88.1%
Integrated Oil & Gas - 41.0%
BP PLC sponsored ADR	874,600	31,599,298
Chevron Corp.	663,409	71,077,638
Exxon Mobil Corp.	989,964	61,496,564
Occidental Petroleum Corp.	625,300	24,836,916
Suncor Energy, Inc.	202,900	6,201,681
Total SA sponsored ADR	80,200	3,896,918
		199,109,015
Oil & Gas Exploration & Production - 25.0%
Black Stone Minerals LP	22,416	225,057
Brigham Minerals, Inc. Class A	1,173	19,953
Callon Petroleum Co. (a)	416,400	1,249,200
Canadian Natural Resources Ltd.	169,100	4,755,858
Cimarex Energy Co.	79,600	3,493,644
ConocoPhillips Co.	263,200	15,641,976
Devon Energy Corp.	474,900	10,314,828
Diamondback Energy, Inc.	43,070	3,204,408
EOG Resources, Inc.	289,286	21,091,842
Hess Corp.	44,800	2,534,336
Kosmos Energy Ltd.	578,400	2,955,624
Magnolia Oil & Gas Corp. Class A (a)	264,800	2,785,696
National Energy Services Reunited Corp. (a)	386,300	2,545,717
Noble Energy, Inc.	677,300	13,390,221
Northern Oil & Gas, Inc. (a)(c)	1,721,200	2,857,192
Ovintiv, Inc.	146,980	2,290,107
Parsley Energy, Inc. Class A	196,000	3,261,440
PDC Energy, Inc. (a)	262,988	5,677,911
Pioneer Natural Resources Co.	153,116	20,670,660
Viper Energy Partners LP	112,400	2,451,444
		121,417,114
Oil & Gas Refining & Marketing - 12.7%
HollyFrontier Corp.	9,900	444,708
Marathon Petroleum Corp.	297,478	16,212,551
Par Pacific Holdings, Inc. (a)	24,976	502,517
Phillips 66 Co.	161,118	14,721,352
Valero Energy Corp.	349,600	29,474,776
World Fuel Services Corp.	14,600	571,152
		61,927,056
Oil & Gas Storage & Transport - 9.4%
Cheniere Energy, Inc. (a)	347,058	20,559,716
Delek Logistics Partners LP	10,527	336,443
Enterprise Products Partners LP	302,800	7,803,156
Golar LNG Ltd.	184,385	1,773,784
Noble Midstream Partners LP	48,372	1,083,533
Noble Midstream Partners LP (d)	204,216	4,345,716
Teekay LNG Partners LP	178,000	2,287,300
The Williams Companies, Inc.	352,700	7,297,363
		45,487,011

TOTAL OIL, GAS & CONSUMABLE FUELS		427,940,196

TOTAL COMMON STOCKS
(Cost $512,304,860)		484,360,693

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)
(Cost $2,051,814)	2,051,609	2,051,814
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $514,356,674)		486,412,507
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(603,258)
NET ASSETS - 100%		$485,809,249

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,518,973 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,345,716 or 0.9% of net assets.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,524
Fidelity Securities Lending Cash Central Fund	5,917
Total	$41,441

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$484,360,693	$480,014,977	$4,345,716	$--
Money Market Funds	2,051,814	2,051,814	--	--
Total Investments in Securities:	$486,412,507	$482,066,791	$4,345,716	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
United Kingdom	6.5%
Canada	2.3%
Curacao	1.1%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,702,828) — See accompanying schedule: Unaffiliated issuers (cost $512,304,860)	$484,360,693
Fidelity Central Funds (cost $2,051,814)	2,051,814
Total Investment in Securities (cost $514,356,674)		$486,412,507
Receivable for investments sold		12,617,789
Receivable for fund shares sold		667,024
Dividends receivable		436,050
Distributions receivable from Fidelity Central Funds		11,900
Prepaid expenses		5,976
Other receivables		140,574
Total assets		500,291,820
Liabilities
Payable to custodian bank	$4,125,005
Payable for investments purchased	5,571,788
Payable for fund shares redeemed	2,139,167
Accrued management fee	242,809
Distribution and service plan fees payable	127,272
Other affiliated payables	116,037
Other payables and accrued expenses	108,893
Collateral on securities loaned	2,051,600
Total liabilities		14,482,571
Net Assets		$485,809,249
Net Assets consist of:
Paid in capital		$755,462,624
Total accumulated earnings (loss)		(269,653,375)
Net Assets		$485,809,249
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($147,180,994 ÷ 6,044,876 shares)(a)		$24.35
Maximum offering price per share (100/94.25 of $24.35)		$25.84
Class M:
Net Asset Value and redemption price per share ($68,829,477 ÷ 2,756,101 shares)(a)		$24.97
Maximum offering price per share (100/96.50 of $24.97)		$25.88
Class C:
Net Asset Value and offering price per share ($65,824,603 ÷ 2,934,713 shares)(a)		$22.43
Class I:
Net Asset Value, offering price and redemption price per share ($157,227,190 ÷ 6,128,835 shares)		$25.65
Class Z:
Net Asset Value, offering price and redemption price per share ($46,746,985 ÷ 1,826,805 shares)		$25.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$7,615,993
Income from Fidelity Central Funds (including $5,917 from security lending)		41,441
Total income		7,657,434
Expenses
Management fee	$1,502,034
Transfer agent fees	621,710
Distribution and service plan fees	796,465
Accounting fees	105,864
Custodian fees and expenses	10,989
Independent trustees' fees and expenses	1,845
Registration fees	62,884
Audit	36,058
Legal	734
Miscellaneous	2,053
Total expenses before reductions	3,140,636
Expense reductions	(32,500)
Total expenses after reductions		3,108,136
Net investment income (loss)		4,549,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $127,992)	(15,762,837)
Fidelity Central Funds	50
Foreign currency transactions	16,483
Total net realized gain (loss)		(15,746,304)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $31,838)	(52,120,044)
Assets and liabilities in foreign currencies	(1,598)
Total change in net unrealized appreciation (depreciation)		(52,121,642)
Net gain (loss)		(67,867,946)
Net increase (decrease) in net assets resulting from operations		$(63,318,648)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,549,298	$8,042,902
Net realized gain (loss)	(15,746,304)	(50,555,493)
Change in net unrealized appreciation (depreciation)	(52,121,642)	(198,066,392)
Net increase (decrease) in net assets resulting from operations	(63,318,648)	(240,578,983)
Distributions to shareholders	(8,780,599)	(5,238,986)
Share transactions - net increase (decrease)	(44,521,904)	(120,369,893)
Total increase (decrease) in net assets	(116,621,151)	(366,187,862)
Net Assets
Beginning of period	602,430,400	968,618,262
End of period	$485,809,249	$602,430,400

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.88	$37.52	$30.70	$31.12	$30.96	$45.71
Income from Investment Operations
Net investment income (loss)A	.21	.35	.12	.38B	.16	.28
Net realized and unrealized gain (loss)	(3.30)	(9.76)	7.18	(.72)	.20	(12.89)
Total from investment operations	(3.09)	(9.41)	7.30	(.34)	.36	(12.61)
Distributions from net investment income	(.44)	(.18)C	(.48)	–	(.20)	(.18)C
Distributions from net realized gain	–	(.05)C	–D	(.08)	–	(1.96)C
Total distributions	(.44)	(.23)	(.48)	(.08)	(.20)	(2.14)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$24.35	$27.88	$37.52	$30.70	$31.12	$30.96
Total ReturnE,F,G	(11.26)%	(25.07)%	24.07%	(1.14)%	1.25%	(28.92)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.10%	1.11%	1.09%	1.12%	1.12%
Expenses net of fee waivers, if any	1.13%J	1.10%	1.11%	1.09%	1.12%	1.12%
Expenses net of all reductions	1.12%J	1.09%	1.10%	1.08%	1.11%	1.11%
Net investment income (loss)	1.61%J	1.14%	.36%	1.15%B	.54%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$147,181	$190,992	$278,555	$277,378	$347,885	$292,288
Portfolio turnover rateK	97%J,L	47%	56%	90%	85%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.53	$38.36	$31.37	$31.82	$31.63	$46.64
Income from Investment Operations
Net investment income (loss)A	.18	.27	.03	.30B	.08	.20
Net realized and unrealized gain (loss)	(3.39)	(9.97)	7.35	(.75)	.22	(13.18)
Total from investment operations	(3.21)	(9.70)	7.38	(.45)	.30	(12.98)
Distributions from net investment income	(.35)	(.08)C	(.39)	–	(.11)	(.08)C
Distributions from net realized gain	–	(.05)C	–D	–	–	(1.95)C
Total distributions	(.35)	(.13)	(.39)	–	(.11)	(2.03)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$24.97	$28.53	$38.36	$31.37	$31.82	$31.63
Total ReturnE,F,G	(11.38)%	(25.28)%	23.75%	(1.41)%	.98%	(29.09)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.40%J	1.37%	1.38%	1.36%	1.38%	1.36%
Expenses net of fee waivers, if any	1.40%J	1.36%	1.38%	1.36%	1.38%	1.35%
Expenses net of all reductions	1.38%J	1.36%	1.37%	1.35%	1.37%	1.35%
Net investment income (loss)	1.34%J	.88%	.09%	.88%B	.28%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$68,829	$87,147	$136,828	$125,951	$155,856	$164,848
Portfolio turnover rateK	97%J,L	47%	56%	90%	85%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.58	$34.39	$28.16	$28.69	$28.58	$42.40
Income from Investment Operations
Net investment income (loss)A	.11	.12	(.11)	.13B	(.05)	.01
Net realized and unrealized gain (loss)	(3.04)	(8.93)	6.59	(.66)	.19	(11.93)
Total from investment operations	(2.93)	(8.81)	6.48	(.53)	.14	(11.92)
Distributions from net investment income	(.22)	–	(.24)	–	(.03)	(.03)C
Distributions from net realized gain	–	–	–D	–	–	(1.88)C
Total distributions	(.22)	–	(.25)E	–	(.03)	(1.90)F
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$22.43	$25.58	$34.39	$28.16	$28.69	$28.58
Total ReturnG,H,I	(11.55)%	(25.62)%	23.16%	(1.85)%	.52%	(29.44)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.84%L	1.82%	1.84%	1.82%	1.84%	1.85%
Expenses net of fee waivers, if any	1.84%L	1.82%	1.83%	1.81%	1.84%	1.85%
Expenses net of all reductions	1.83%L	1.81%	1.83%	1.80%	1.83%	1.85%
Net investment income (loss)	.89%L	.42%	(.37)%	.42%B	(.18)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$65,825	$90,437	$179,521	$212,105	$240,949	$162,322
Portfolio turnover rateM	97%L,N	47%	56%	90%	85%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.004 per share.

 F Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.39	$39.57	$32.36	$32.78	$32.62	$48.05
Income from Investment Operations
Net investment income (loss)A	.27	.47	.23	.50B	.25	.39
Net realized and unrealized gain (loss)	(3.48)	(10.31)	7.57	(.75)	.20	(13.56)
Total from investment operations	(3.21)	(9.84)	7.80	(.25)	.45	(13.17)
Distributions from net investment income	(.53)	(.30)C	(.58)	(.08)	(.29)	(.30)C
Distributions from net realized gain	–	(.05)C	–D	(.09)	–	(1.96)C
Total distributions	(.53)	(.34)E	(.59)F	(.17)	(.29)	(2.26)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$25.65	$29.39	$39.57	$32.36	$32.78	$32.62
Total ReturnG,H	(11.13)%	(24.85)%	24.43%	(.86)%	1.50%	(28.73)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.81%K	.80%	.83%	.81%	.85%	.85%
Expenses net of fee waivers, if any	.81%K	.80%	.83%	.81%	.85%	.85%
Expenses net of all reductions	.80%K	.79%	.82%	.80%	.83%	.85%
Net investment income (loss)	1.93%K	1.44%	.64%	1.43%B	.82%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$157,227	$224,599	$373,714	$277,385	$193,683	$130,308
Portfolio turnover rateL	97%K,M	47%	56%	90%	85%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.048 per share.

 F Total distributions of $.59 per share is comprised of distributions from net investment income of $.584 and distributions from net realized gain of $.004 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$29.35	$39.35
Income from Investment Operations
Net investment income (loss)B	.29	.45
Net realized and unrealized gain (loss)	(3.46)	(10.03)
Total from investment operations	(3.17)	(9.58)
Distributions from net investment income	(.59)	(.37)C
Distributions from net realized gain	–	(.05)C
Total distributions	(.59)	(.42)
Net asset value, end of period	$25.59	$29.35
Total ReturnD,E	(11.03)%	(24.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%H
Expenses net of fee waivers, if any	.66%H	.64%H
Expenses net of all reductions	.65%H	.64%H
Net investment income (loss)	2.08%H	1.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$46,747	$9,255
Portfolio turnover rateI	97%H,J	47%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Citigroup, Inc.	7.2
Bank of America Corp.	6.4
Berkshire Hathaway, Inc. Class B	5.9
Wells Fargo & Co.	5.1
Morgan Stanley	4.6
Capital One Financial Corp.	3.9
The Travelers Companies, Inc.	3.7
Goldman Sachs Group, Inc.	3.1
BB&T Corp.	2.7
Arthur J. Gallagher & Co.	2.5
45.1

Top Industries (% of fund's net assets)

As of January 31, 2020
Banks	36.6%
Insurance	21.2%
Capital Markets	21.2%
Consumer Finance	7.2%
Diversified Financial Services	6.8%
All Others*	7.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 36.6%
Diversified Banks - 18.7%
Bank of America Corp.	795,956	$26,131,235
Citigroup, Inc.	391,605	29,139,330
Wells Fargo & Co.	437,528	20,537,564
		75,808,129
Regional Banks - 17.9%
Amalgamated Bank	99,900	1,722,276
Ameris Bancorp	55,300	2,222,507
BB&T Corp.	216,389	11,159,181
BOK Financial Corp.	20,816	1,642,382
Cadence Bancorp Class A	134,800	2,106,924
Cullen/Frost Bankers, Inc.	27,800	2,478,648
East West Bancorp, Inc.	78,400	3,593,856
First Citizens Bancshares, Inc.	5,200	2,739,464
First Hawaiian, Inc.	103,900	3,019,334
First Horizon National Corp.	186,379	2,982,064
First Interstate Bancsystem, Inc.	59,000	2,271,500
Great Western Bancorp, Inc.	84,000	2,482,200
Huntington Bancshares, Inc.	493,620	6,698,423
KeyCorp	240,200	4,494,142
M&T Bank Corp.	33,100	5,578,012
Regions Financial Corp.	312,900	4,871,853
Signature Bank	37,900	5,377,631
WesBanco, Inc.	84,100	2,785,392
Wintrust Financial Corp.	42,900	2,714,712
Zions Bancorp NA	44,100	2,006,109
		72,946,610

TOTAL BANKS		148,754,739

Capital Markets - 21.2%
Asset Management & Custody Banks - 6.5%
Affiliated Managers Group, Inc.	37,600	3,002,360
AllianceBernstein Holding LP	93,900	3,075,225
Apollo Global Management LLC Class A	81,900	3,875,508
Hamilton Lane, Inc. Class A	22,700	1,474,365
Northern Trust Corp.	72,400	7,081,444
State Street Corp.	104,300	7,888,209
		26,397,111
Financial Exchanges & Data - 2.2%
Cboe Global Markets, Inc.	67,573	8,326,345
The NASDAQ OMX Group, Inc.	4,100	477,486
		8,803,831
Investment Banking & Brokerage - 12.5%
E*TRADE Financial Corp.	114,880	4,896,186
Goldman Sachs Group, Inc.	52,600	12,505,650
Moelis & Co. Class A	58,300	2,098,800
Morgan Stanley	357,700	18,693,402
PJT Partners, Inc.	44,400	2,043,288
Raymond James Financial, Inc.	73,600	6,729,248
Virtu Financial, Inc. Class A (a)	245,200	4,092,388
		51,058,962

TOTAL CAPITAL MARKETS		86,259,904

Consumer Finance - 7.2%
Consumer Finance - 7.2%
Capital One Financial Corp.	160,438	16,011,712
OneMain Holdings, Inc.	119,300	5,054,741
SLM Corp.	757,300	8,269,716
		29,336,169
Diversified Financial Services - 6.8%
Multi-Sector Holdings - 6.8%
Berkshire Hathaway, Inc. Class B (b)	106,819	23,973,388
Cannae Holdings, Inc. (b)	94,200	3,830,172
		27,803,560
Insurance - 21.2%
Insurance Brokers - 4.7%
Arthur J. Gallagher & Co.	99,200	10,174,944
Willis Group Holdings PLC	42,600	9,000,954
		19,175,898
Life & Health Insurance - 3.3%
CNO Financial Group, Inc.	196,600	3,458,194
MetLife, Inc.	174,900	8,694,279
Primerica, Inc.	12,100	1,434,576
Prudential Financial, Inc.	200	18,212
		13,605,261
Multi-Line Insurance - 4.9%
American International Group, Inc.	165,500	8,318,030
Assurant, Inc.	31,000	4,047,360
Hartford Financial Services Group, Inc.	126,500	7,498,920
		19,864,310
Property & Casualty Insurance - 6.6%
Allstate Corp.	68,400	8,108,136
Old Republic International Corp.	67,913	1,531,438
RSA Insurance Group PLC	280,800	2,040,863
The Travelers Companies, Inc.	114,800	15,109,976
		26,790,413
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	48,200	6,943,210

TOTAL INSURANCE		86,379,092

IT Services - 4.1%
Data Processing & Outsourced Services - 4.1%
Black Knight, Inc. (b)	75,783	5,071,398
Computer Services, Inc.	24,319	1,216,923
Fidelity National Information Services, Inc.	30,900	4,439,094
GreenSky, Inc. Class A (a)(b)	156,200	1,444,850
Visa, Inc. Class A	23,300	4,636,001
		16,808,266
Mortgage Real Estate Investment Trusts - 0.1%
Mortgage REITs - 0.1%
AGNC Investment Corp.	22,500	418,275
Thrifts & Mortgage Finance - 2.2%
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	111,200	5,516,632
MGIC Investment Corp.	244,700	3,374,413
		8,891,045
TOTAL COMMON STOCKS
(Cost $345,724,155)		404,651,050

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.58% (c)	2,270,642	2,271,096
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	3,911,457	3,911,848
TOTAL MONEY MARKET FUNDS
(Cost $6,182,944)		6,182,944
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $351,907,099)		410,833,994
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,803,524)
NET ASSETS - 100%		$407,030,470

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,691
Fidelity Securities Lending Cash Central Fund	14,731
Total	$31,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,897,750) — See accompanying schedule: Unaffiliated issuers (cost $345,724,155)	$404,651,050
Fidelity Central Funds (cost $6,182,944)	6,182,944
Total Investment in Securities (cost $351,907,099)		$410,833,994
Cash		852
Receivable for investments sold		1,614,752
Receivable for fund shares sold		325,367
Dividends receivable		371,297
Distributions receivable from Fidelity Central Funds		6,415
Prepaid expenses		3,736
Other receivables		14,843
Total assets		413,171,256
Liabilities
Payable for investments purchased	$1,560,049
Payable for fund shares redeemed	259,954
Accrued management fee	185,555
Distribution and service plan fees payable	111,597
Other affiliated payables	76,754
Other payables and accrued expenses	35,027
Collateral on securities loaned	3,911,850
Total liabilities		6,140,786
Net Assets		$407,030,470
Net Assets consist of:
Paid in capital		$338,610,423
Total accumulated earnings (loss)		68,420,047
Net Assets		$407,030,470
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($147,271,969 ÷ 6,466,914 shares)(a)		$22.77
Maximum offering price per share (100/94.25 of $22.77)		$24.16
Class M:
Net Asset Value and redemption price per share ($49,855,081 ÷ 2,212,034 shares)(a)		$22.54
Maximum offering price per share (100/96.50 of $22.54)		$23.36
Class C:
Net Asset Value and offering price per share ($68,263,443 ÷ 3,199,953 shares)(a)		$21.33
Class I:
Net Asset Value, offering price and redemption price per share ($112,335,426 ÷ 4,793,792 shares)		$23.43
Class Z:
Net Asset Value, offering price and redemption price per share ($29,304,551 ÷ 1,252,868 shares)		$23.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$5,044,802
Income from Fidelity Central Funds (including $14,731 from security lending)		31,422
Total income		5,076,224
Expenses
Management fee	$1,057,414
Transfer agent fees	374,105
Distribution and service plan fees	646,940
Accounting fees	77,048
Custodian fees and expenses	6,604
Independent trustees' fees and expenses	1,220
Registration fees	56,476
Audit	26,750
Legal	1,729
Miscellaneous	1,326
Total expenses before reductions	2,249,612
Expense reductions	(21,398)
Total expenses after reductions		2,228,214
Net investment income (loss)		2,848,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,554,199
Fidelity Central Funds	(2)
Foreign currency transactions	153
Total net realized gain (loss)		22,554,350
Change in net unrealized appreciation (depreciation) on investment securities		3,146,323
Net gain (loss)		25,700,673
Net increase (decrease) in net assets resulting from operations		$28,548,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,848,010	$5,143,567
Net realized gain (loss)	22,554,350	(9,908,000)
Change in net unrealized appreciation (depreciation)	3,146,323	3,979,373
Net increase (decrease) in net assets resulting from operations	28,548,683	(785,060)
Distributions to shareholders	(4,735,007)	(15,043,375)
Share transactions - net increase (decrease)	3,498,989	(116,089,686)
Total increase (decrease) in net assets	27,312,665	(131,918,121)
Net Assets
Beginning of period	379,717,805	511,635,926
End of period	$407,030,470	$379,717,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$21.84	$19.55	$15.43	$16.53	$14.97
Income from Investment Operations
Net investment income (loss)A	.17	.27	.12	.08	.11	.10
Net realized and unrealized gain (loss)	1.41	.07B	2.25	4.08	(1.13)	1.59C
Total from investment operations	1.58	.34	2.37	4.16	(1.02)	1.69
Distributions from net investment income	(.28)	(.18)	(.07)	(.04)	(.07)	(.13)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)	–
Total distributions	(.28)	(.71)	(.08)	(.04)	(.08)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$22.77	$21.47	$21.84	$19.55	$15.43	$16.53
Total ReturnE,F,G	7.34%	2.05%	12.13%	26.97%	(6.15)%	11.29%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.08%	1.10%	1.12%	1.15%	1.17%
Expenses net of fee waivers, if any	1.08%J	1.07%	1.10%	1.12%	1.15%	1.17%
Expenses net of all reductions	1.07%J	1.07%	1.09%	1.12%	1.15%	1.17%
Net investment income (loss)	1.50%J	1.31%	.55%	.48%	.77%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$147,272	$145,799	$174,786	$144,144	$97,011	$102,983
Portfolio turnover rateK	85%J,L	51%	46%	81%	63%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.23	$21.60	$19.34	$15.29	$16.41	$14.86
Income from Investment Operations
Net investment income (loss)A	.14	.21	.06	.04	.07	.05
Net realized and unrealized gain (loss)	1.40	.07B	2.23	4.03	(1.13)	1.58C
Total from investment operations	1.54	.28	2.29	4.07	(1.06)	1.63
Distributions from net investment income	(.23)	(.13)	(.02)	(.02)	(.05)	(.08)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)	–
Total distributions	(.23)	(.65)D	(.03)	(.02)	(.06)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$22.54	$21.23	$21.60	$19.34	$15.29	$16.41
Total ReturnF,G,H	7.21%	1.77%	11.84%	26.63%	(6.43)%	10.98%C
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%K	1.34%	1.37%	1.40%	1.45%	1.45%
Expenses net of fee waivers, if any	1.34%K	1.34%	1.37%	1.40%	1.45%	1.45%
Expenses net of all reductions	1.33%K	1.33%	1.36%	1.40%	1.44%	1.45%
Net investment income (loss)	1.24%K	1.04%	.28%	.20%	.47%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$49,855	$48,210	$53,178	$45,920	$30,044	$34,314
Portfolio turnover rateL	85%K,M	51%	46%	81%	63%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.525 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$20.41	$18.34	$14.55	$15.67	$14.22
Income from Investment Operations
Net investment income (loss)A	.08	.11	(.04)	(.05)	–B	(.02)
Net realized and unrealized gain (loss)	1.31	.07C	2.11	3.84	(1.08)	1.51D
Total from investment operations	1.39	.18	2.07	3.79	(1.08)	1.49
Distributions from net investment income	(.10)	(.03)	–	–B	(.03)	(.04)
Distributions from net realized gain	–	(.53)	–	–	(.01)	–
Total distributions	(.10)	(.55)E	–	–B	(.04)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$21.33	$20.04	$20.41	$18.34	$14.55	$15.67
Total ReturnF,G,H	6.91%	1.29%	11.29%	26.06%	(6.88)%	10.45%D
Ratios to Average Net AssetsI,J
Expenses before reductions	1.83%K	1.83%	1.86%	1.87%	1.90%	1.90%
Expenses net of fee waivers, if any	1.83%K	1.82%	1.85%	1.87%	1.90%	1.90%
Expenses net of all reductions	1.82%K	1.82%	1.85%	1.87%	1.89%	1.90%
Net investment income (loss)	.74%K	.56%	(.20)%	(.27)%	.02%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$68,263	$71,609	$120,947	$92,593	$47,505	$50,206
Portfolio turnover rateL	85%K,M	51%	46%	81%	63%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%.

 E Total distributions of $.55 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.525 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.11	$22.47	$20.11	$15.84	$16.94	$15.34
Income from Investment Operations
Net investment income (loss)A	.20	.33	.18	.14	.17	.15
Net realized and unrealized gain (loss)	1.46	.08B	2.32	4.19	(1.17)	1.62C
Total from investment operations	1.66	.41	2.50	4.33	(1.00)	1.77
Distributions from net investment income	(.34)	(.25)	(.13)	(.06)	(.09)	(.17)
Distributions from net realized gain	–	(.53)	(.01)	–	(.01)	–
Total distributions	(.34)	(.77)D	(.14)	(.06)	(.10)	(.17)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$23.43	$22.11	$22.47	$20.11	$15.84	$16.94
Total ReturnF,G	7.48%	2.36%	12.43%	27.36%	(5.89)%	11.61%C
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.80%	.83%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.79%J	.79%	.83%	.84%	.85%	.84%
Expenses net of all reductions	.78%J	.79%	.82%	.83%	.84%	.84%
Net investment income (loss)	1.79%J	1.59%	.83%	.76%	1.07%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$112,335	$107,059	$162,724	$96,789	$20,588	$42,443
Portfolio turnover rateK	85%J,L	51%	46%	81%	63%	44%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.525 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$21.99
Income from Investment Operations
Net investment income (loss)B	.22	.25
Net realized and unrealized gain (loss)	1.46	.66C
Total from investment operations	1.68	.91
Distributions from net investment income	(.38)	(.29)
Distributions from net realized gain	–	(.53)
Total distributions	(.38)	(.81)D
Net asset value, end of period	$23.39	$22.09
Total ReturnE,F	7.56%	4.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.66%I
Expenses net of fee waivers, if any	.66%I	.65%I
Expenses net of all reductions	.65%I	.65%I
Net investment income (loss)	1.91%I	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$29,305	$7,041
Portfolio turnover rateJ	85%I,K	51%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.525 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	7.6
Boston Scientific Corp.	6.6
Roche Holding AG (participation certificate)	6.1
Eli Lilly & Co.	5.2
AstraZeneca PLC (United Kingdom)	5.0
Becton, Dickinson & Co.	4.6
Vertex Pharmaceuticals, Inc.	4.4
Cigna Corp.	4.4
Centene Corp.	3.5
Intuitive Surgical, Inc.	3.4
50.8

Top Industries (% of fund's net assets)

As of January 31, 2020
Health Care Equipment & Supplies	26.7%
Health Care Providers & Services	23.7%
Biotechnology	23.2%
Pharmaceuticals	22.2%
Life Sciences Tools & Services	2.0%
All Others*	2.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 23.2%
Biotechnology - 23.2%
AbbVie, Inc.	400,000	$32,408,000
Acceleron Pharma, Inc. (a)	503,900	45,744,042
Alexion Pharmaceuticals, Inc. (a)	440,000	43,731,600
Allogene Therapeutics, Inc. (a)(b)	180,000	3,909,600
Alnylam Pharmaceuticals, Inc. (a)	440,000	50,507,600
Amgen, Inc.	400,000	86,420,000
Aprea Therapeutics, Inc.	240,000	9,201,600
Arcutis Biotherapeutics, Inc. (a)	227,500	4,959,500
Argenx SE ADR (a)	340,248	49,094,384
Ascendis Pharma A/S sponsored ADR (a)	503,034	67,959,893
BeiGene Ltd. ADR (a)	160,000	24,377,600
BELLUS Health, Inc. (a)	676,000	5,516,160
BioNTech AG	898,650	24,937,088
Black Diamond Therapeutics, Inc. (a)	153,500	5,756,250
bluebird bio, Inc. (a)(b)	330,000	26,297,700
Blueprint Medicines Corp. (a)	380,000	24,111,000
Cellectis SA sponsored ADR (a)	360,000	5,569,200
Denali Therapeutics, Inc. (a)	180,000	4,168,800
FibroGen, Inc. (a)	660,000	27,621,000
G1 Therapeutics, Inc. (a)	495,300	9,589,008
Gritstone Oncology, Inc. (a)	370,059	3,278,723
Innovent Biolgics, Inc. (a)(c)	3,600,000	13,808,759
Insmed, Inc. (a)	750,000	15,405,000
Intercept Pharmaceuticals, Inc. (a)	146,324	13,521,801
Kura Oncology, Inc. (a)	660,000	7,748,400
Morphic Holding, Inc.	46,400	932,640
Morphosys AG (a)	23,028	2,891,038
Morphosys AG sponsored ADR (a)	100	3,169
Neurocrine Biosciences, Inc. (a)	380,000	38,030,400
Principia Biopharma, Inc. (a)	470,000	24,745,500
Sage Therapeutics, Inc. (a)	50,500	3,347,140
Sarepta Therapeutics, Inc. (a)(b)	600,000	69,576,000
Scholar Rock Holding Corp. (a)	53,700	659,973
TG Therapeutics, Inc. (a)(b)	383,506	5,449,620
Turning Point Therapeutics, Inc.	130,000	7,605,000
uniQure B.V. (a)	220,000	12,663,200
Vertex Pharmaceuticals, Inc. (a)	850,000	192,992,500
Viela Bio, Inc.	440,000	17,314,000
Viking Therapeutics, Inc. (a)(b)	600,000	3,768,000
Xencor, Inc. (a)	650,669	22,083,706
Zymeworks, Inc. (a)	472,548	20,621,995
		1,028,326,589
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	203,883	4,825,911
Health Care Equipment & Supplies - 26.7%
Health Care Equipment - 26.7%
Atricure, Inc. (a)	690,000	26,841,000
Becton, Dickinson & Co.	740,000	203,633,200
Boston Scientific Corp. (a)	7,000,000	293,090,000
Danaher Corp.	420,000	67,565,400
Hologic, Inc. (a)	1,120,000	59,942,400
Insulet Corp. (a)	600,000	116,424,000
Intuitive Surgical, Inc. (a)	267,000	149,461,260
Masimo Corp. (a)	400,000	68,240,000
Penumbra, Inc. (a)	440,300	77,255,038
Shockwave Medical, Inc. (a)	222,747	9,671,675
Stryker Corp.	470,000	99,029,000
Varian Medical Systems, Inc. (a)	70,000	9,839,900
		1,180,992,873
Health Care Providers & Services - 23.7%
Health Care Distributors & Services - 0.5%
EBOS Group Ltd.	1,460,000	22,410,134
Health Care Facilities - 2.2%
HCA Holdings, Inc.	700,000	97,160,000
Health Care Services - 4.9%
1Life Healthcare, Inc. (a)	164,600	3,632,722
1Life Healthcare, Inc.	483,046	9,594,743
Cigna Corp.	1,000,000	192,380,000
Premier, Inc. (a)	260,000	9,040,200
		214,647,665
Managed Health Care - 16.1%
Centene Corp. (a)	2,460,000	154,512,600
HealthEquity, Inc. (a)	400,000	26,424,000
Humana, Inc.	400,000	134,496,000
Molina Healthcare, Inc. (a)	400,000	49,188,000
Notre Dame Intermedica Participacoes SA	900,000	14,754,822
UnitedHealth Group, Inc.	1,230,000	335,113,497
		714,488,919

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,048,706,718

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	331,400	410,936
Castlight Health, Inc. Class B (a)	1,400,000	1,736,000
Health Catalyst, Inc. (b)	100,000	3,265,000
		5,411,936
Life Sciences Tools & Services - 2.0%
Life Sciences Tools & Services - 2.0%
10X Genomics, Inc. (a)(b)	43,863	4,008,640
Bruker Corp.	739,000	36,558,330
Lonza Group AG	118,000	48,537,791
		89,104,761
Pharmaceuticals - 21.9%
Pharmaceuticals - 21.9%
AstraZeneca PLC (United Kingdom)	2,250,000	220,112,182
Bristol-Myers Squibb Co.	700,000	44,065,000
Dechra Pharmaceuticals PLC	800,000	30,044,016
Eli Lilly & Co.	1,650,000	230,406,000
MyoKardia, Inc. (a)	370,000	25,171,100
Nektar Therapeutics (a)(b)	1,000,000	19,890,000
Recordati SpA	350,000	14,994,911
Roche Holding AG (participation certificate)	800,000	268,374,896
RPI International Holdings LP (a)(d)(e)	61,683	11,216,745
Sanofi SA	650,000	62,684,977
Theravance Biopharma, Inc. (a)	596,100	16,619,268
Zogenix, Inc. (a)	573,700	28,897,269
		972,476,364
Professional Services - 0.2%
Research & Consulting Services - 0.2%
Clarivate Analytics PLC (a)	500,000	10,080,000
Software - 0.2%
Application Software - 0.2%
Benefitfocus, Inc. (a)	500,000	9,250,000
Outset Medical, Inc. (a)(d)(e)	313,707	690,155
		9,940,155
TOTAL COMMON STOCKS
(Cost $2,988,978,409)		4,349,865,307

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio:
Series B (a)(d)(e)	52,700	334,645
Series C (d)(e)	71,927	402,173
		736,818
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	4,262,580	8,354,657
Series C (d)(e)	2,067,257	4,051,824
		12,406,481
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(d)(e)	1,003,280	2,207,216
Series D (a)(d)(e)	884,245	2,564,311
Series E (d)(e)	1,363,636	2,999,999
		7,771,526
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,862,415)		20,914,825

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.58% (f)	76,949,638	76,965,028
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	59,627,997	59,633,959
TOTAL MONEY MARKET FUNDS
(Cost $136,598,987)		136,598,987
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,142,439,811)		4,507,379,119
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(73,999,770)
NET ASSETS - 100%		$4,433,379,349

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,808,759 or 0.3% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,821,725 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Generation Bio Series B	2/21/18	$481,978
Generation Bio Series C	1/9/20	$402,173
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Harmony Biosciences II, Inc. Series C	8/9/19	$4,051,824
Outset Medical, Inc.	1/27/20	$686,141
Outset Medical, Inc. Series C	4/19/17	$2,108,393
Outset Medical, Inc. Series D	8/20/18	$2,555,468
Outset Medical, Inc. Series E	1/27/20	$2,999,999
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$323,618
Fidelity Securities Lending Cash Central Fund	257,868
Total	$581,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,349,865,307	$3,716,035,628	$621,922,779	$11,906,900
Convertible Preferred Stocks	20,914,825	--	--	20,914,825
Money Market Funds	136,598,987	136,598,987	--	--
Total Investments in Securities:	$4,507,379,119	$3,852,634,615	$621,922,779	$32,821,725

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$46,456,279
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,226,328
Cost of Purchases	8,140,137
Proceeds of Sales	(686,141)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(22,314,878)
Ending Balance	$32,821,725
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$1,226,328

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.6%
Switzerland	7.2%
United Kingdom	5.7%
France	1.5%
Denmark	1.5%
Cayman Islands	1.5%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,221,482) — See accompanying schedule: Unaffiliated issuers (cost $3,005,840,824)	$4,370,780,132
Fidelity Central Funds (cost $136,598,987)	136,598,987
Total Investment in Securities (cost $3,142,439,811)		$4,507,379,119
Receivable for investments sold		5,891,514
Receivable for fund shares sold		4,801,512
Dividends receivable		2,601,866
Distributions receivable from Fidelity Central Funds		49,448
Prepaid expenses		22,138
Other receivables		159,319
Total assets		4,520,904,916
Liabilities
Payable for investments purchased	$19,733,331
Payable for fund shares redeemed	4,450,914
Accrued management fee	2,024,607
Distribution and service plan fees payable	910,014
Other affiliated payables	686,539
Other payables and accrued expenses	88,187
Collateral on securities loaned	59,631,975
Total liabilities		87,525,567
Net Assets		$4,433,379,349
Net Assets consist of:
Paid in capital		$3,044,802,152
Total accumulated earnings (loss)		1,388,577,197
Net Assets		$4,433,379,349
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,188,230,638 ÷ 21,757,436 shares)(a)		$54.61
Maximum offering price per share (100/94.25 of $54.61)		$57.94
Class M:
Net Asset Value and redemption price per share ($321,940,253 ÷ 6,350,232 shares)(a)		$50.70
Maximum offering price per share (100/96.50 of $50.70)		$52.54
Class C:
Net Asset Value and offering price per share ($599,497,263 ÷ 14,022,557 shares)(a)		$42.75
Class I:
Net Asset Value, offering price and redemption price per share ($1,910,558,666 ÷ 32,020,574 shares)		$59.67
Class Z:
Net Asset Value, offering price and redemption price per share ($413,152,529 ÷ 6,921,240 shares)		$59.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$12,164,505
Non-Cash dividends		1,372,282
Income from Fidelity Central Funds (including $257,868 from security lending)		581,486
Total income		14,118,273
Expenses
Management fee	$11,078,468
Transfer agent fees	3,485,070
Distribution and service plan fees	5,046,133
Accounting fees	523,082
Custodian fees and expenses	48,966
Independent trustees' fees and expenses	12,564
Registration fees	134,512
Audit	28,298
Legal	6,788
Miscellaneous	12,397
Total expenses before reductions	20,376,278
Expense reductions	(62,538)
Total expenses after reductions		20,313,740
Net investment income (loss)		(6,195,467)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,246,757
Fidelity Central Funds	1,044
Foreign currency transactions	(176,358)
Total net realized gain (loss)		43,071,443
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	409,885,488
Fidelity Central Funds	(124)
Assets and liabilities in foreign currencies	62,970
Total change in net unrealized appreciation (depreciation)		409,948,334
Net gain (loss)		453,019,777
Net increase (decrease) in net assets resulting from operations		$446,824,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,195,467)	$(5,866,312)
Net realized gain (loss)	43,071,443	65,765,731
Change in net unrealized appreciation (depreciation)	409,948,334	46,335,331
Net increase (decrease) in net assets resulting from operations	446,824,310	106,234,750
Distributions to shareholders	(19,320,530)	(164,979,965)
Share transactions - net increase (decrease)	(29,675,279)	806,362,559
Total increase (decrease) in net assets	397,828,501	747,617,344
Net Assets
Beginning of period	4,035,550,848	3,287,933,504
End of period	$4,433,379,349	$4,035,550,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$49.21	$50.14	$41.85	$38.23	$45.17	$37.72
Income from Investment Operations
Net investment income (loss)A	(.08)	(.07)	(.07)	(.04)	(.09)	(.19)
Net realized and unrealized gain (loss)	5.66	1.36	8.36	3.66	(4.30)	12.03
Total from investment operations	5.58	1.29	8.29	3.62	(4.39)	11.84
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.55)	(4.39)
Total distributions	(.18)	(2.22)	–	–	(2.55)	(4.39)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$54.61	$49.21	$50.14	$41.85	$38.23	$45.17
Total ReturnC,D,E	11.33%	2.87%	19.81%	9.47%	(9.82)%	34.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.02%	1.05%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	1.01%H	1.02%	1.05%	1.04%	1.04%	1.04%
Expenses net of all reductions	1.01%H	1.02%	1.04%	1.04%	1.04%	1.04%
Net investment income (loss)	(.32)%H	(.14)%	(.16)%	(.10)%	(.25)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,188,231	$1,121,411	$1,003,430	$875,176	$1,159,614	$1,374,654
Portfolio turnover rateI	39%H,J	45%	81%	64%	67%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$45.75	$46.89	$39.25	$35.95	$42.68	$35.87
Income from Investment Operations
Net investment income (loss)A	(.14)	(.18)	(.18)	(.13)	(.18)	(.28)
Net realized and unrealized gain (loss)	5.27	1.26	7.82	3.43	(4.06)	11.39
Total from investment operations	5.13	1.08	7.64	3.30	(4.24)	11.11
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.49)	(4.30)
Total distributions	(.18)	(2.22)	–	–	(2.49)	(4.30)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$50.70	$45.75	$46.89	$39.25	$35.95	$42.68
Total ReturnC,D,E	11.21%	2.61%	19.46%	9.18%	(10.05)%	33.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.28%	1.32%	1.31%	1.31%	1.31%
Expenses net of fee waivers, if any	1.27%H	1.28%	1.32%	1.31%	1.31%	1.31%
Expenses net of all reductions	1.26%H	1.28%	1.31%	1.31%	1.31%	1.30%
Net investment income (loss)	(.58)%H	(.40)%	(.43)%	(.37)%	(.52)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$321,940	$306,758	$298,061	$269,332	$293,556	$348,886
Portfolio turnover rateI	39%H,J	45%	81%	64%	67%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.70	$40.21	$33.82	$31.12	$37.45	$32.03
Income from Investment Operations
Net investment income (loss)A	(.21)	(.34)	(.33)	(.26)	(.30)	(.41)
Net realized and unrealized gain (loss)	4.44	1.05	6.72	2.96	(3.57)	10.05
Total from investment operations	4.23	.71	6.39	2.70	(3.87)	9.64
Distributions from net realized gain	(.18)	(2.22)	–	–	(2.46)	(4.22)
Total distributions	(.18)	(2.22)	–	–	(2.46)	(4.22)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$42.75	$38.70	$40.21	$33.82	$31.12	$37.45
Total ReturnC,D,E	10.92%	2.10%	18.89%	8.68%	(10.50)%	33.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.80%	1.79%	1.79%	1.79%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.80%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.76%H	1.77%	1.79%	1.79%	1.79%	1.79%
Net investment income (loss)	(1.07)%H	(.88)%	(.91)%	(.85)%	(1.00)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$599,497	$585,093	$669,639	$619,991	$695,374	$761,070
Portfolio turnover rateI	39%H,J	45%	81%	64%	67%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$54.43	$45.35	$41.31	$48.53	$40.22
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.05	.07	–B	(.09)
Net realized and unrealized gain (loss)	6.21	1.49	9.06	3.97	(4.62)	12.88
Total from investment operations	6.19	1.56	9.11	4.04	(4.62)	12.79
Distributions from net realized gain	(.29)	(2.22)	(.03)	–	(2.60)	(4.48)
Total distributions	(.29)	(2.22)	(.03)	–	(2.60)	(4.48)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$59.67	$53.77	$54.43	$45.35	$41.31	$48.53
Total ReturnC,D	11.50%	3.14%	20.09%	9.78%	(9.60)%	34.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.76%	.79%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.74%G	.76%	.79%	.78%	.78%	.79%
Expenses net of all reductions	.74%G	.76%	.78%	.78%	.78%	.78%
Net investment income (loss)	(.06)%G	.13%	.10%	.16%	.01%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,910,559	$1,783,417	$1,316,804	$911,005	$658,848	$832,415
Portfolio turnover rateH	39%G,I	45%	81%	64%	67%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$53.84	$57.87
Income from Investment Operations
Net investment income (loss)B	.02	.13
Net realized and unrealized gain (loss)	6.20	(1.94)C
Total from investment operations	6.22	(1.81)
Distributions from net realized gain	(.37)	(2.22)
Total distributions	(.37)	(2.22)
Net asset value, end of period	$59.69	$53.84
Total ReturnD,E	11.55%	(2.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.62%H
Expenses net of fee waivers, if any	.62%H	.62%H
Expenses net of all reductions	.61%H	.62%H
Net investment income (loss)	.07%H	.30%H
Supplemental Data
Net assets, end of period (000 omitted)	$413,153	$238,873
Portfolio turnover rateI	39%H,J	45%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
AMETEK, Inc.	6.0
Honeywell International, Inc.	5.7
Union Pacific Corp.	5.1
General Electric Co.	5.0
Fortive Corp.	4.7
ITT, Inc.	4.2
TransDigm Group, Inc.	4.1
United Technologies Corp.	3.6
Roper Technologies, Inc.	3.4
XPO Logistics, Inc.	3.2
45.0

Top Industries (% of fund's net assets)

As of January 31, 2020
Machinery	24.4%
Aerospace & Defense	22.9%
Industrial Conglomerates	16.6%
Road & Rail	13.8%
Electrical Equipment	7.3%
All Others*	15.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
Aerospace & Defense - 22.9%
Aerospace & Defense - 22.9%
General Dynamics Corp.	12,224	$2,144,579
Harris Corp.	62,438	13,819,403
HEICO Corp. Class A	93,790	9,017,909
Huntington Ingalls Industries, Inc.	20,190	5,269,590
Lockheed Martin Corp.	23,794	10,186,687
Northrop Grumman Corp.	48,401	18,129,563
Raytheon Co.	47,318	10,454,439
Teledyne Technologies, Inc. (a)	38,802	14,165,058
The Boeing Co.	33,151	10,550,969
TransDigm Group, Inc.	38,873	25,006,223
United Technologies Corp.	149,632	22,474,726
		141,219,146
Air Freight & Logistics - 3.9%
Air Freight & Logistics - 3.9%
United Parcel Service, Inc. Class B	41,378	4,283,451
XPO Logistics, Inc. (a)	222,800	19,811,376
		24,094,827
Building Products - 2.3%
Building Products - 2.3%
Fortune Brands Home & Security, Inc.	205,000	14,085,550
Commercial Services & Supplies - 3.3%
Diversified Support Services - 1.6%
Cintas Corp.	16,190	4,516,524
Copart, Inc. (a)	50,200	5,093,292
		9,609,816
Environmental & Facility Services - 1.7%
Waste Connection, Inc. (United States)	52,104	5,018,136
Waste Management, Inc.	47,800	5,817,260
		10,835,396

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,445,212

Construction & Engineering - 1.8%
Construction & Engineering - 1.8%
AECOM (a)	153,700	7,412,951
Jacobs Engineering Group, Inc.	42,900	3,969,537
		11,382,488
Electrical Equipment - 7.3%
Electrical Components & Equipment - 7.3%
AMETEK, Inc.	379,634	36,881,442
Regal Beloit Corp.	103,200	8,097,072
		44,978,514
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Danaher Corp.	27,000	4,343,490
Industrial Conglomerates - 16.6%
Industrial Conglomerates - 16.6%
3M Co.	95,900	15,215,494
General Electric Co.	2,453,054	30,540,522
Honeywell International, Inc.	202,494	35,076,011
Roper Technologies, Inc.	55,432	21,156,177
		101,988,204
Machinery - 24.4%
Construction Machinery & Heavy Trucks - 1.9%
Allison Transmission Holdings, Inc.	163,400	7,222,280
Caterpillar, Inc.	35,931	4,719,537
		11,941,817
Industrial Machinery - 22.5%
Evoqua Water Technologies Corp. (a)	16,200	323,514
Fortive Corp.	386,475	28,958,572
Gardner Denver Holdings, Inc. (a)	258,436	9,125,375
IDEX Corp.	76,434	12,523,711
Illinois Tool Works, Inc.	23,700	4,147,026
Ingersoll-Rand PLC	143,035	19,056,553
ITT, Inc.	386,151	25,903,009
Kennametal, Inc.	111,633	3,492,997
Nordson Corp.	75,400	12,732,044
Parker Hannifin Corp.	68,500	13,404,765
Woodward, Inc.	45,200	5,257,212
Xylem, Inc.	40,200	3,282,732
		138,207,510

TOTAL MACHINERY		150,149,327

Professional Services - 3.2%
Human Resource & Employment Services - 0.5%
TriNet Group, Inc. (a)	50,825	2,900,075
Research & Consulting Services - 2.7%
Clarivate Analytics PLC (a)	177,000	3,568,320
Equifax, Inc.	87,041	13,047,446
		16,615,766

TOTAL PROFESSIONAL SERVICES		19,515,841

Road & Rail - 13.8%
Railroads - 10.5%
CSX Corp.	81,895	6,251,864
Kansas City Southern	78,200	13,191,558
Norfolk Southern Corp.	64,891	13,510,955
Union Pacific Corp.	175,479	31,484,442
		64,438,819
Trucking - 3.3%
Knight-Swift Transportation Holdings, Inc. Class A (b)	275,368	10,210,645
Saia, Inc. (a)	75,000	6,532,500
Schneider National, Inc. Class B	169,200	3,768,084
		20,511,229

TOTAL ROAD & RAIL		84,950,048

Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	34,334	1,398,767
TOTAL COMMON STOCKS
(Cost $474,737,065)		618,551,414

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.58% (c)	1,210,102	1,210,344
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	5,985,930	5,986,529
TOTAL MONEY MARKET FUNDS
(Cost $7,196,873)		7,196,873
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $481,933,938)		625,748,287
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(9,880,648)
NET ASSETS - 100%		$615,867,639

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,474
Fidelity Securities Lending Cash Central Fund	3,134
Total	$23,608

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,691,780) — See accompanying schedule: Unaffiliated issuers (cost $474,737,065)	$618,551,414
Fidelity Central Funds (cost $7,196,873)	7,196,873
Total Investment in Securities (cost $481,933,938)		$625,748,287
Receivable for investments sold		16,834,019
Receivable for fund shares sold		279,574
Dividends receivable		87,136
Distributions receivable from Fidelity Central Funds		2,089
Prepaid expenses		6,384
Other receivables		12,461
Total assets		642,969,950
Liabilities
Payable for investments purchased	$18,766,284
Payable for fund shares redeemed	1,769,480
Accrued management fee	281,231
Distribution and service plan fees payable	151,165
Other affiliated payables	110,816
Other payables and accrued expenses	36,835
Collateral on securities loaned	5,986,500
Total liabilities		27,102,311
Net Assets		$615,867,639
Net Assets consist of:
Paid in capital		$457,173,198
Total accumulated earnings (loss)		158,694,441
Net Assets		$615,867,639
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($259,460,010 ÷ 6,858,477 shares)(a)		$37.83
Maximum offering price per share (100/94.25 of $37.83)		$40.14
Class M:
Net Asset Value and redemption price per share ($59,184,418 ÷ 1,604,760 shares)(a)		$36.88
Maximum offering price per share (100/96.50 of $36.88)		$38.22
Class C:
Net Asset Value and offering price per share ($81,962,785 ÷ 2,475,222 shares)(a)		$33.11
Class I:
Net Asset Value, offering price and redemption price per share ($186,623,363 ÷ 4,649,213 shares)		$40.14
Class Z:
Net Asset Value, offering price and redemption price per share ($28,637,063 ÷ 715,252 shares)		$40.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$5,688,658
Income from Fidelity Central Funds (including $3,134 from security lending)		23,608
Total income		5,712,266
Expenses
Management fee	$1,675,118
Transfer agent fees	566,181
Distribution and service plan fees	897,217
Accounting fees	114,781
Custodian fees and expenses	3,876
Independent trustees' fees and expenses	1,991
Registration fees	59,615
Audit	25,524
Legal	1,151
Interest	327
Miscellaneous	2,249
Total expenses before reductions	3,348,030
Expense reductions	(18,770)
Total expenses after reductions		3,329,260
Net investment income (loss)		2,383,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,152,829
Fidelity Central Funds	29
Total net realized gain (loss)		30,152,858
Change in net unrealized appreciation (depreciation) on investment securities		(6,079,220)
Net gain (loss)		24,073,638
Net increase (decrease) in net assets resulting from operations		$26,456,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,383,006	$4,156,417
Net realized gain (loss)	30,152,858	44,610,508
Change in net unrealized appreciation (depreciation)	(6,079,220)	(52,846,604)
Net increase (decrease) in net assets resulting from operations	26,456,644	(4,079,679)
Distributions to shareholders	(43,927,430)	(71,563,333)
Share transactions - net increase (decrease)	(17,522,939)	(107,990,031)
Total increase (decrease) in net assets	(34,993,725)	(183,633,043)
Net Assets
Beginning of period	650,861,364	834,494,407
End of period	$615,867,639	$650,861,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.95	$42.62	$37.89	$35.52	$37.06	$36.92
Income from Investment Operations
Net investment income (loss)A	.15	.24	.13	.19	.15	.17
Net realized and unrealized gain (loss)	1.55	(.02)	5.87	4.24	1.34	2.76
Total from investment operations	1.70	.22	6.00	4.43	1.49	2.93
Distributions from net investment income	(.25)	(.19)	(.10)	(.16)	(.14)	(.11)
Distributions from net realized gain	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)	(2.68)
Total distributions	(2.82)	(3.89)	(1.27)	(2.06)	(3.03)	(2.79)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$37.83	$38.95	$42.62	$37.89	$35.52	$37.06
Total ReturnC,D,E	4.41%	2.06%	15.97%	12.62%	5.04%	8.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.06%	1.06%	1.06%	1.06%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.06%	1.06%	1.06%	1.06%
Expenses net of all reductions	1.03%H	1.03%	1.05%	1.06%	1.06%	1.06%
Net investment income (loss)	.79%H	.63%	.32%	.53%	.45%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$259,460	$268,483	$303,201	$309,204	$279,055	$333,405
Portfolio turnover rateI	136%H,J	125%	61%	57%	53%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$41.65	$37.03	$34.77	$36.35	$36.29
Income from Investment Operations
Net investment income (loss)A	.10	.14	.03	.10	.06	.07
Net realized and unrealized gain (loss)	1.51	(.03)	5.74	4.14	1.31	2.71
Total from investment operations	1.61	.11	5.77	4.24	1.37	2.78
Distributions from net investment income	(.15)	(.07)	–	(.08)	(.06)	(.05)
Distributions from net realized gain	(2.57)	(3.70)	(1.15)	(1.90)	(2.89)	(2.67)
Total distributions	(2.72)	(3.77)	(1.15)	(1.98)	(2.95)	(2.72)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$36.88	$37.99	$41.65	$37.03	$34.77	$36.35
Total ReturnC,D,E	4.26%	1.78%	15.70%	12.33%	4.74%	7.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.31%	1.32%	1.32%	1.33%	1.33%
Expenses net of fee waivers, if any	1.30%H	1.30%	1.32%	1.32%	1.33%	1.32%
Expenses net of all reductions	1.30%H	1.30%	1.31%	1.32%	1.32%	1.32%
Net investment income (loss)	.52%H	.37%	.07%	.27%	.19%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$59,184	$61,570	$72,143	$87,253	$79,196	$88,116
Portfolio turnover rateI	136%H,J	125%	61%	57%	53%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$34.27	$38.09	$34.09	$32.24	$34.02	$34.13
Income from Investment Operations
Net investment income (loss)A	.01	(.04)	(.16)	(.08)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.35	(.08)	5.28	3.83	1.20	2.54
Total from investment operations	1.36	(.12)	5.12	3.75	1.11	2.44
Distributions from net investment income	(.03)	–	–	–	–	–
Distributions from net realized gain	(2.49)	(3.70)	(1.12)	(1.90)	(2.89)	(2.55)
Total distributions	(2.52)	(3.70)	(1.12)	(1.90)	(2.89)	(2.55)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$33.11	$34.27	$38.09	$34.09	$32.24	$34.02
Total ReturnC,D,E	4.00%	1.28%	15.13%	11.76%	4.25%	7.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.80%	1.82%	1.82%	1.82%	1.82%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.82%	1.82%	1.82%	1.82%
Expenses net of all reductions	1.79%H	1.79%	1.81%	1.81%	1.81%	1.81%
Net investment income (loss)	.03%H	(.12)%	(.43)%	(.23)%	(.30)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$81,963	$90,512	$138,249	$134,505	$112,425	$141,494
Portfolio turnover rateI	136%H,J	125%	61%	57%	53%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$41.20	$44.85	$39.80	$37.21	$38.67	$38.42
Income from Investment Operations
Net investment income (loss)A	.22	.37	.25	.31	.25	.28
Net realized and unrealized gain (loss)	1.64	(.02)	6.18	4.44	1.42	2.87
Total from investment operations	1.86	.35	6.43	4.75	1.67	3.15
Distributions from net investment income	(.35)	(.30)	(.21)	(.25)	(.24)	(.22)
Distributions from net realized gain	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)	(2.68)
Total distributions	(2.92)	(4.00)	(1.38)	(2.16)B	(3.13)	(2.90)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$40.14	$41.20	$44.85	$39.80	$37.21	$38.67
Total ReturnD,E	4.55%	2.31%	16.30%	12.91%	5.33%	8.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%	.80%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.77%H	.77%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.77%H	.77%	.79%	.80%	.79%	.79%
Net investment income (loss)	1.05%H	.90%	.59%	.79%	.72%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$186,623	$219,218	$320,902	$284,727	$133,176	$207,462
Portfolio turnover rateI	136%H,J	125%	61%	57%	53%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.16 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $1.901 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$41.15	$46.84
Income from Investment Operations
Net investment income (loss)B	.24	.34
Net realized and unrealized gain (loss)	1.64	(1.94)
Total from investment operations	1.88	(1.60)
Distributions from net investment income	(.42)	(.39)
Distributions from net realized gain	(2.57)	(3.70)
Total distributions	(2.99)	(4.09)
Net asset value, end of period	$40.04	$41.15
Total ReturnC,D	4.61%	(1.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.64%G
Expenses net of fee waivers, if any	.64%G	.64%G
Expenses net of all reductions	.64%G	.64%G
Net investment income (loss)	1.18%G	1.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,637	$11,077
Portfolio turnover rateH	136%G,I	125%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Qualcomm, Inc.	10.7
Intel Corp.	9.4
NVIDIA Corp.	9.0
Broadcom, Inc.	9.0
Micron Technology, Inc.	7.6
Marvell Technology Group Ltd.	4.1
NXP Semiconductors NV	3.7
ON Semiconductor Corp.	3.6
Applied Materials, Inc.	3.1
Lam Research Corp.	3.1
63.3

Top Industries (% of fund's net assets)

As of January 31, 2020
Semiconductors & Semiconductor Equipment	81.8%
Electronic Equipment & Components	8.0%
Communications Equipment	3.5%
Technology Hardware, Storage & Peripherals	3.2%
IT Services	0.8%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Communications Equipment - 3.5%
Communications Equipment - 3.5%
Cisco Systems, Inc.	21,800	$1,002,146
CommScope Holding Co., Inc. (a)	860,950	10,490,676
NETGEAR, Inc. (a)	21,600	555,552
Plantronics, Inc. (b)	949	27,255
		12,075,629
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Sensata Technologies, Inc. PLC (a)	14,100	666,507
Electronic Equipment & Components - 8.0%
Electronic Components - 0.8%
Corning, Inc.	44,800	1,195,712
II-VI, Inc. (a)(b)	44,300	1,490,695
		2,686,407
Electronic Manufacturing Services - 6.9%
Flextronics International Ltd. (a)	617,300	8,117,495
Hon Hai Precision Industry Co. Ltd. (Foxconn)	719,000	1,944,217
Jabil, Inc.	242,076	9,414,336
TTM Technologies, Inc. (a)(b)	330,900	4,761,651
		24,237,699
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	14,100	1,070,754

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		27,994,860

IT Services - 0.8%
IT Consulting & Other Services - 0.8%
DXC Technology Co.	92,500	2,948,900
Semiconductors & Semiconductor Equipment - 81.8%
Semiconductor Equipment - 8.1%
Advanced Energy Industries, Inc. (a)	39,264	2,746,124
Applied Materials, Inc.	185,500	10,757,145
Kulicke & Soffa Industries, Inc.	1,300	33,657
Lam Research Corp.	35,746	10,659,815
MKS Instruments, Inc.	19,450	2,038,749
Xperi Corp.	108,400	1,744,156
		27,979,646
Semiconductors - 73.7%
Advanced Micro Devices, Inc. (a)	25,800	1,212,600
Alpha & Omega Semiconductor Ltd. (a)	24,900	303,531
Ambarella, Inc. (a)	11,100	656,454
Analog Devices, Inc.	69,170	7,591,408
Broadcom, Inc.	102,400	31,248,384
Cirrus Logic, Inc. (a)	1,800	138,258
Cree, Inc. (a)	2,700	125,523
Dialog Semiconductor PLC (a)	21,000	928,574
Intel Corp.	513,425	32,823,260
Marvell Technology Group Ltd.	588,967	14,158,767
Maxim Integrated Products, Inc.	36,635	2,202,496
MaxLinear, Inc. Class A (a)	33,049	644,125
MediaTek, Inc.	4,000	50,331
Mellanox Technologies Ltd. (a)	68,300	8,257,470
Microchip Technology, Inc. (b)	82,200	8,012,856
Micron Technology, Inc. (a)	500,912	26,593,418
NVIDIA Corp.	133,123	31,474,271
NXP Semiconductors NV	101,520	12,878,827
ON Semiconductor Corp. (a)	542,400	12,556,560
Qorvo, Inc. (a)	9,646	1,021,126
Qualcomm, Inc.	435,026	37,112,067
Renesas Electronics Corp. (a)	244,400	1,537,599
Sanken Electric Co. Ltd.	47,900	1,207,983
Semtech Corp. (a)	11,100	534,909
SiTime Corp.	17,000	432,140
Skyworks Solutions, Inc.	68,750	7,779,063
SMART Global Holdings, Inc. (a)	15,400	464,464
Synaptics, Inc. (a)	32,500	2,167,425
Texas Instruments, Inc.	24,900	3,004,185
Tower Semiconductor Ltd. (a)	7,500	166,350
Xilinx, Inc.	113,650	9,601,152
		256,885,576

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		284,865,222

Software - 0.5%
Application Software - 0.3%
Micro Focus International PLC	78,700	1,056,902
Systems Software - 0.2%
Teradata Corp. (a)	21,800	530,612

TOTAL SOFTWARE		1,587,514

Technology Hardware, Storage & Peripherals - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Dell Technologies, Inc. (a)	26,800	1,307,036
Samsung Electronics Co. Ltd.	44,960	2,075,896
Western Digital Corp.	119,400	7,820,700
		11,203,632
TOTAL COMMON STOCKS
(Cost $252,900,177)		341,342,264

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.58% (c)	9,955,927	9,957,919
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	9,670,114	9,671,081
TOTAL MONEY MARKET FUNDS
(Cost $19,629,000)		19,629,000
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $272,529,177)		360,971,264
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(12,511,096)
NET ASSETS - 100%		$348,460,168

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,514
Fidelity Securities Lending Cash Central Fund	8,777
Total	$111,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$341,342,264	$333,469,336	$7,872,928	$--
Money Market Funds	19,629,000	19,629,000	--	--
Total Investments in Securities:	$360,971,264	$353,098,336	$7,872,928	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
Bermuda	4.2%
Netherlands	3.7%
Israel	2.4%
Singapore	2.3%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,115,715) — See accompanying schedule: Unaffiliated issuers (cost $252,900,177)	$341,342,264
Fidelity Central Funds (cost $19,629,000)	19,629,000
Total Investment in Securities (cost $272,529,177)		$360,971,264
Foreign currency held at value (cost $1)		1
Receivable for investments sold		7,064,924
Receivable for fund shares sold		731,875
Dividends receivable		28,011
Distributions receivable from Fidelity Central Funds		19,141
Prepaid expenses		2,146
Other receivables		6,838
Total assets		368,824,200
Liabilities
Payable for investments purchased	$9,425,199
Payable for fund shares redeemed	914,165
Accrued management fee	161,038
Distribution and service plan fees payable	88,689
Other affiliated payables	63,976
Other payables and accrued expenses	40,040
Collateral on securities loaned	9,670,925
Total liabilities		20,364,032
Net Assets		$348,460,168
Net Assets consist of:
Paid in capital		$248,682,545
Total accumulated earnings (loss)		99,777,623
Net Assets		$348,460,168
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,611,485 ÷ 4,802,005.7 shares)(a)		$26.99
Maximum offering price per share (100/94.25 of $26.99)		$28.64
Class M:
Net Asset Value and redemption price per share ($28,126,462 ÷ 1,097,204.9 shares)(a)		$25.63
Maximum offering price per share (100/96.50 of $25.63)		$26.56
Class C:
Net Asset Value and offering price per share ($56,148,873 ÷ 2,452,452.1 shares)(a)		$22.89
Class I:
Net Asset Value, offering price and redemption price per share ($121,612,469 ÷ 4,243,763.5 shares)		$28.66
Class Z:
Net Asset Value, offering price and redemption price per share ($12,960,879 ÷ 453,091.8 shares)		$28.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$2,261,705
Income from Fidelity Central Funds (including $8,777 from security lending)		111,291
Total income		2,372,996
Expenses
Management fee	$814,539
Transfer agent fees	295,860
Distribution and service plan fees	455,827
Accounting fees	59,359
Custodian fees and expenses	21,121
Independent trustees' fees and expenses	866
Registration fees	68,588
Audit	24,024
Legal	1,779
Miscellaneous	869
Total expenses before reductions	1,742,832
Expense reductions	(18,061)
Total expenses after reductions		1,724,771
Net investment income (loss)		648,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,087,309
Fidelity Central Funds	7
Foreign currency transactions	3,693
Total net realized gain (loss)		21,091,009
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	29,077,750
Assets and liabilities in foreign currencies	569
Total change in net unrealized appreciation (depreciation)		29,078,319
Net gain (loss)		50,169,328
Net increase (decrease) in net assets resulting from operations		$50,817,553

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$648,225	$1,646,686
Net realized gain (loss)	21,091,009	2,441,907
Change in net unrealized appreciation (depreciation)	29,078,319	8,569,531
Net increase (decrease) in net assets resulting from operations	50,817,553	12,658,124
Distributions to shareholders	(3,496,912)	(36,359,282)
Share transactions - net increase (decrease)	33,353,963	(26,503,284)
Total increase (decrease) in net assets	80,674,604	(50,204,442)
Net Assets
Beginning of period	267,785,564	317,990,006
End of period	$348,460,168	$267,785,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$25.06	$21.57	$16.50	$15.29	$13.86
Income from Investment Operations
Net investment income (loss)A	.06	.15	.02	.11	.09	.03
Net realized and unrealized gain (loss)	4.18	1.25	5.73	5.03	2.67	1.48
Total from investment operations	4.24	1.40	5.75	5.14	2.76	1.51
Distributions from net investment income	(.07)	(.10)	(.05)B	(.05)	(.05)	(.01)
Distributions from net realized gain	(.20)	(3.33)	(2.21)B	(.02)	(1.49)	(.07)
Total distributions	(.28)C	(3.43)	(2.26)	(.07)	(1.55)D	(.08)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$26.99	$23.03	$25.06	$21.57	$16.50	$15.29
Total ReturnF,G,H	18.37%	10.18%	27.35%	31.21%	20.46%	10.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.11%K	1.12%	1.15%	1.17%	1.31%	1.28%
Expenses net of fee waivers, if any	1.11%K	1.11%	1.15%	1.17%	1.31%	1.28%
Expenses net of all reductions	1.10%K	1.11%	1.13%	1.16%	1.28%	1.27%
Net investment income (loss)	.46%K	.70%	.09%	.55%	.61%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$129,611	$98,459	$97,883	$72,040	$34,066	$38,237
Portfolio turnover rateL	101%K	110%	133%	99%	185%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.204 per share.

 D Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.89	$24.04	$20.77	$15.91	$14.81	$13.45
Income from Investment Operations
Net investment income (loss)A	.02	.08	(.05)	.04	.04	(.02)
Net realized and unrealized gain (loss)	3.97	1.16	5.50	4.84	2.57	1.44
Total from investment operations	3.99	1.24	5.45	4.88	2.61	1.42
Distributions from net investment income	(.05)	(.06)	–B	–	(.04)	–
Distributions from net realized gain	(.20)	(3.33)	(2.18)B	(.02)	(1.47)	(.06)
Total distributions	(.25)	(3.39)	(2.18)	(.02)	(1.51)	(.06)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$25.63	$21.89	$24.04	$20.77	$15.91	$14.81
Total ReturnD,E,F	18.20%	9.84%	26.95%	30.72%	20.01%	10.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.44%	1.48%	1.53%	1.65%	1.62%
Expenses net of fee waivers, if any	1.40%I	1.43%	1.47%	1.53%	1.65%	1.62%
Expenses net of all reductions	1.39%I	1.43%	1.46%	1.52%	1.62%	1.61%
Net investment income (loss)	.17%I	.38%	(.23)%	.20%	.27%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$28,126	$22,587	$21,830	$16,127	$9,766	$10,826
Portfolio turnover rateJ	101%I	110%	133%	99%	185%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.59	$21.88	$19.10	$14.69	$13.80	$12.58
Income from Investment Operations
Net investment income (loss)A	(.03)	(.01)	(.14)	(.04)	(.02)	(.08)
Net realized and unrealized gain (loss)	3.55	.98	5.05	4.47	2.37	1.34
Total from investment operations	3.52	.97	4.91	4.43	2.35	1.26
Distributions from net investment income	(.01)	–	–	–	(.02)	–
Distributions from net realized gain	(.20)	(3.26)	(2.13)	(.02)	(1.44)	(.04)
Total distributions	(.22)B	(3.26)	(2.13)	(.02)	(1.46)	(.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$22.89	$19.59	$21.88	$19.10	$14.69	$13.80
Total ReturnD,E,F	17.93%	9.33%	26.38%	30.21%	19.48%	10.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.87%	1.91%	1.95%	2.08%	2.06%
Expenses net of fee waivers, if any	1.86%I	1.87%	1.91%	1.95%	2.08%	2.06%
Expenses net of all reductions	1.85%I	1.87%	1.89%	1.94%	2.05%	2.05%
Net investment income (loss)	(.29)%I	(.06)%	(.67)%	(.23)%	(.16)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$56,149	$45,659	$57,915	$42,684	$21,088	$20,864
Portfolio turnover rateJ	101%I	110%	133%	99%	185%	156%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.204 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.42	$26.33	$22.56	$17.24	$15.89	$14.37
Income from Investment Operations
Net investment income (loss)A	.10	.23	.10	.17	.14	.08
Net realized and unrealized gain (loss)	4.44	1.35	5.99	5.26	2.79	1.53
Total from investment operations	4.54	1.58	6.09	5.43	2.93	1.61
Distributions from net investment income	(.10)	(.16)	(.11)B	(.09)	(.09)	(.02)
Distributions from net realized gain	(.20)	(3.33)	(2.21)B	(.02)	(1.49)	(.07)
Total distributions	(.30)	(3.49)	(2.32)	(.11)	(1.58)	(.09)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$28.66	$24.42	$26.33	$22.56	$17.24	$15.89
Total ReturnD,E	18.58%	10.46%	27.74%	31.62%	20.85%	11.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.83%	.86%	.88%	.98%	.98%
Expenses net of fee waivers, if any	.83%H	.82%	.86%	.88%	.98%	.98%
Expenses net of all reductions	.81%H	.82%	.84%	.87%	.95%	.96%
Net investment income (loss)	.75%H	.98%	.38%	.84%	.94%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$121,612	$98,451	$140,362	$91,052	$25,827	$35,943
Portfolio turnover rateI	101%H	110%	133%	99%	185%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$24.38	$26.00
Income from Investment Operations
Net investment income (loss)B	.12	.17
Net realized and unrealized gain (loss)	4.43	1.76
Total from investment operations	4.55	1.93
Distributions from net investment income	(.11)	(.22)
Distributions from net realized gain	(.20)	(3.33)
Total distributions	(.32)C	(3.55)
Net asset value, end of period	$28.61	$24.38
Total ReturnD,E	18.61%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.69%H
Expenses net of fee waivers, if any	.69%H	.69%H
Expenses net of all reductions	.68%H	.68%H
Net investment income (loss)	.88%H	.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,961	$2,629
Portfolio turnover rateI	101%H	110%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	21.5
Microsoft Corp.	18.5
Visa, Inc. Class A	4.7
MasterCard, Inc. Class A	3.8
Adobe, Inc.	3.6
Salesforce.com, Inc.	3.0
Facebook, Inc. Class A	2.7
Netflix, Inc.	2.4
Fidelity National Information Services, Inc.	2.4
Autodesk, Inc.	2.0
64.6

Top Industries (% of fund's net assets)

As of January 31, 2020
Software	34.5%
Technology Hardware, Storage & Peripherals	21.7%
IT Services	17.5%
Semiconductors & Semiconductor Equipment	12.3%
Interactive Media & Services	4.2%
All Others*	9.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Electronic Equipment & Components - 1.5%
Electronic Equipment & Instruments - 0.2%
Zebra Technologies Corp. Class A (a)	19,500	$4,660,890
Electronic Manufacturing Services - 1.1%
Flextronics International Ltd. (a)	2,244,800	29,519,120
Technology Distributors - 0.2%
CDW Corp.	53,300	6,952,985

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,132,995

Entertainment - 2.9%
Interactive Home Entertainment - 0.5%
Activision Blizzard, Inc.	206,100	12,052,728
Movies & Entertainment - 2.4%
Netflix, Inc. (a)	188,366	65,003,223

TOTAL ENTERTAINMENT		77,055,951

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,469,829	11,935,011
Interactive Media & Services - 4.2%
Interactive Media & Services - 4.2%
Alphabet, Inc. Class C (a)	28,355	40,667,592
Facebook, Inc. Class A (a)	360,400	72,768,364
		113,435,956
Internet & Direct Marketing Retail - 2.4%
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	12,200	24,506,384
eBay, Inc.	647,500	21,730,100
Pinduoduo, Inc. ADR (a)	480,376	16,918,843
		63,155,327
IT Services - 17.5%
Data Processing & Outsourced Services - 14.9%
Fidelity National Information Services, Inc.	449,689	64,602,322
Fiserv, Inc. (a)	246,878	29,282,200
Global Payments, Inc.	110,321	21,562,239
MasterCard, Inc. Class A	324,700	102,585,718
PagSeguro Digital Ltd. (a)	83,100	2,699,919
PayPal Holdings, Inc. (a)	395,600	45,054,884
Square, Inc. (a)	111,600	8,335,404
Visa, Inc. Class A	631,816	125,712,430
		399,835,116
Internet Services & Infrastructure - 2.6%
GoDaddy, Inc. (a)	433,700	29,148,977
MongoDB, Inc. Class A (a)(d)	124,600	20,423,186
Twilio, Inc. Class A (a)(d)	162,300	20,180,382
		69,752,545

TOTAL IT SERVICES		469,587,661

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	387,462	196,116
Road & Rail - 2.3%
Trucking - 2.3%
Lyft, Inc.	383,542	18,210,574
Uber Technologies, Inc.	1,210,464	43,927,739
		62,138,313
Semiconductors & Semiconductor Equipment - 12.3%
Semiconductor Equipment - 4.5%
Applied Materials, Inc.	917,500	53,205,825
ASML Holding NV (Netherlands)	38,800	10,888,731
KLA-Tencor Corp.	60,100	9,960,974
Lam Research Corp.	159,300	47,504,853
SunEdison, Inc. (a)(b)	500	0
		121,560,383
Semiconductors - 7.8%
Advanced Micro Devices, Inc. (a)	346,000	16,262,000
Marvell Technology Group Ltd.	626,161	15,052,910
Microchip Technology, Inc. (d)	82,900	8,081,092
Micron Technology, Inc. (a)	975,300	51,778,677
NVIDIA Corp.	205,550	48,598,187
NXP Semiconductors NV	219,400	27,833,084
Qualcomm, Inc.	502,950	42,906,665
		210,512,615

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		332,072,998

Software - 34.5%
Application Software - 15.0%
Adobe, Inc. (a)	273,216	95,937,066
ANSYS, Inc. (a)	27,280	7,483,722
Autodesk, Inc. (a)	280,900	55,295,165
Cadence Design Systems, Inc. (a)	98,378	7,094,038
Datadog, Inc. Class A (a)	5,500	254,155
Elastic NV (a)	381,700	24,764,696
Everbridge, Inc. (a)	173,400	15,716,976
HubSpot, Inc. (a)	164,400	29,746,536
Intuit, Inc.	134,400	37,683,072
Nutanix, Inc. Class B (a)(e)	39,963	1,297,599
Salesforce.com, Inc. (a)	444,839	81,098,598
Splunk, Inc. (a)	48,300	7,499,058
SS&C Technologies Holdings, Inc.	197,400	12,438,174
Synopsys, Inc. (a)	51,931	7,660,342
Workday, Inc. Class A (a)	106,800	19,718,484
		403,687,681
Systems Software - 19.5%
Cloudflare, Inc. (a)	11,000	196,460
Crowdstrike Holdings, Inc.	3,600	219,924
Fortinet, Inc. (a)	49,623	5,724,509
Microsoft Corp.	2,919,200	496,935,416
ServiceNow, Inc. (a)	63,700	21,545,251
		524,621,560

TOTAL SOFTWARE		928,309,241

Technology Hardware, Storage & Peripherals - 21.7%
Technology Hardware, Storage & Peripherals - 21.7%
Apple, Inc.	1,868,129	578,204,606
Western Digital Corp.	101,100	6,622,050
		584,826,656
TOTAL COMMON STOCKS
(Cost $1,762,279,208)		2,683,846,225

Convertible Preferred Stocks - 0.2%
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	94,300	3,439,121
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	81,762	1,107,057
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	9,631	397,471
Series B1 (b)(c)	480	19,810
Series B2 (b)(c)	2,389	98,594
		515,875
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,643,971)		5,062,053

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (f)	9,886,769	9,888,747
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	43,558,269	43,562,624
TOTAL MONEY MARKET FUNDS
(Cost $53,451,371)		53,451,371
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,819,374,550)		2,742,359,649
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(51,231,457)
NET ASSETS - 100%		$2,691,128,192

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,997,064 or 0.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,297,599 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Convoy, Inc. Series D	10/30/19	$1,107,057
Reddit, Inc. Series D	2/4/19	$2,045,018
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$170,153
Fidelity Securities Lending Cash Central Fund	23,086
Total	$193,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,683,846,225	$2,660,826,367	$10,888,731	$12,131,127
Convertible Preferred Stocks	5,062,053	--	--	5,062,053
Money Market Funds	53,451,371	53,451,371	--	--
Total Investments in Securities:	$2,742,359,649	$2,714,277,738	$10,888,731	$17,193,180

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,932,346) — See accompanying schedule: Unaffiliated issuers (cost $1,765,923,179)	$2,688,908,278
Fidelity Central Funds (cost $53,451,371)	53,451,371
Total Investment in Securities (cost $1,819,374,550)		$2,742,359,649
Foreign currency held at value (cost $39,708)		39,827
Receivable for investments sold		2,006,932
Receivable for fund shares sold		4,023,472
Dividends receivable		197,502
Distributions receivable from Fidelity Central Funds		34,337
Prepaid expenses		14,904
Other receivables		123,178
Total assets		2,748,799,801
Liabilities
Payable for investments purchased	$7,829,637
Payable for fund shares redeemed	3,928,297
Accrued management fee	1,189,219
Distribution and service plan fees payable	605,878
Other affiliated payables	413,557
Other payables and accrued expenses	156,471
Collateral on securities loaned	43,548,550
Total liabilities		57,671,609
Net Assets		$2,691,128,192
Net Assets consist of:
Paid in capital		$1,710,366,815
Total accumulated earnings (loss)		980,761,377
Net Assets		$2,691,128,192
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,055,065,068 ÷ 17,123,509 shares)(a)		$61.62
Maximum offering price per share (100/94.25 of $61.62)		$65.38
Class M:
Net Asset Value and redemption price per share ($377,633,250 ÷ 6,548,744 shares)(a)		$57.66
Maximum offering price per share (100/96.50 of $57.66)		$59.75
Class C:
Net Asset Value and offering price per share ($274,082,898 ÷ 5,486,413 shares)(a)		$49.96
Class I:
Net Asset Value, offering price and redemption price per share ($804,224,670 ÷ 11,943,145 shares)		$67.34
Class Z:
Net Asset Value, offering price and redemption price per share ($180,122,306 ÷ 2,680,224 shares)		$67.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$11,090,415
Income from Fidelity Central Funds (including $23,086 from security lending)		193,239
Total income		11,283,654
Expenses
Management fee	$6,276,088
Transfer agent fees	2,035,361
Distribution and service plan fees	3,234,127
Accounting fees	351,801
Custodian fees and expenses	(10,901)
Independent trustees' fees and expenses	6,879
Registration fees	112,552
Audit	27,081
Legal	4,099
Interest	3,109
Miscellaneous	6,905
Total expenses before reductions	12,047,101
Expense reductions	(11,787)
Total expenses after reductions		12,035,314
Net investment income (loss)		(751,660)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,366,198
Fidelity Central Funds	130
Foreign currency transactions	(10,395)
Total net realized gain (loss)		105,355,933
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	340,535,467
Assets and liabilities in foreign currencies	1,682
Total change in net unrealized appreciation (depreciation)		340,537,149
Net gain (loss)		445,893,082
Net increase (decrease) in net assets resulting from operations		$445,141,422

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(751,660)	$(243,992)
Net realized gain (loss)	105,355,933	32,540,200
Change in net unrealized appreciation (depreciation)	340,537,149	85,272,898
Net increase (decrease) in net assets resulting from operations	445,141,422	117,569,106
Distributions to shareholders	(62,368,641)	(348,466,966)
Share transactions - net increase (decrease)	154,800,546	174,349,452
Total increase (decrease) in net assets	537,573,327	(56,548,408)
Net Assets
Beginning of period	2,153,554,865	2,210,103,273
End of period	$2,691,128,192	$2,153,554,865

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.61	$60.37	$52.11	$37.86	$36.83	$36.06
Income from Investment Operations
Net investment income (loss)A	(.01)	.02	(.13)	(.07)	(.10)	(.02)B
Net realized and unrealized gain (loss)	10.50	1.84	12.80	14.95	2.74	3.75
Total from investment operations	10.49	1.86	12.67	14.88	2.64	3.73
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(1.48)	(9.62)	(4.41)	(.63)	(1.61)	(2.94)
Total distributions	(1.48)	(9.62)	(4.41)	(.63)	(1.61)	(2.96)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$61.62	$52.61	$60.37	$52.11	$37.86	$36.83
Total ReturnD,E,F	20.10%	7.26%	25.43%	39.85%	7.86%	10.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.03%	1.05%	1.07%	1.09%	1.09%
Expenses net of fee waivers, if any	1.01%I	1.03%	1.05%	1.07%	1.09%	1.09%
Expenses net of all reductions	1.01%I	1.02%	1.04%	1.07%	1.07%	1.08%
Net investment income (loss)	(.05)%I	.04%	(.23)%	(.17)%	(.28)%	(.05)%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,055,065	$884,749	$825,118	$637,315	$480,573	$468,819
Portfolio turnover rateJ	42%I,K	88%	84%	73%K	102%	142%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$49.28	$57.23	$49.63	$36.14	$35.26	$34.66
Income from Investment Operations
Net investment income (loss)A	(.08)	(.10)	(.27)	(.18)	(.18)	(.11)B
Net realized and unrealized gain (loss)	9.83	1.63	12.16	14.26	2.61	3.60
Total from investment operations	9.75	1.53	11.89	14.08	2.43	3.49
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.37)	(9.48)	(4.29)	(.59)	(1.55)	(2.89)
Total distributions	(1.37)	(9.48)	(4.29)	(.59)	(1.55)	(2.89)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$57.66	$49.28	$57.23	$49.63	$36.14	$35.26
Total ReturnD,E,F	19.92%	7.00%	25.09%	39.50%	7.60%	10.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.28%	1.31%	1.33%	1.35%	1.35%
Expenses net of fee waivers, if any	1.26%I	1.28%	1.31%	1.33%	1.35%	1.35%
Expenses net of all reductions	1.26%I	1.28%	1.30%	1.33%	1.34%	1.34%
Net investment income (loss)	(.30)%I	(.22)%	(.49)%	(.43)%	(.54)%	(.31)%B
Supplemental Data
Net assets, end of period (000 omitted)	$377,633	$321,915	$328,709	$274,918	$203,727	$208,192
Portfolio turnover rateJ	42%I,K	88%	84%	73%K	102%	142%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$42.81	$51.18	$44.86	$32.83	$32.27	$31.99
Income from Investment Operations
Net investment income (loss)A	(.18)	(.30)	(.49)	(.35)	(.31)	(.25)B
Net realized and unrealized gain (loss)	8.53	1.22	10.95	12.92	2.37	3.29
Total from investment operations	8.35	.92	10.46	12.57	2.06	3.04
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.20)	(9.29)	(4.14)	(.54)	(1.50)	(2.76)
Total distributions	(1.20)	(9.29)	(4.14)	(.54)	(1.50)	(2.76)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$49.96	$42.81	$51.18	$44.86	$32.83	$32.27
Total ReturnD,E,F	19.65%	6.44%	24.48%	38.79%	7.08%	10.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.79%	1.81%	1.83%	1.85%	1.84%
Expenses net of fee waivers, if any	1.78%I	1.79%	1.81%	1.83%	1.85%	1.84%
Expenses net of all reductions	1.77%I	1.78%	1.80%	1.82%	1.83%	1.83%
Net investment income (loss)	(.81)%I	(.72)%	(.99)%	(.93)%	(1.04)%	(.80)%B
Supplemental Data
Net assets, end of period (000 omitted)	$274,083	$240,358	$321,616	$237,583	$151,321	$138,205
Portfolio turnover rateJ	42%I,K	88%	84%	73%K	102%	142%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.41	$64.86	$55.69	$40.30	$39.03	$38.06
Income from Investment Operations
Net investment income (loss)A	.07	.17	.02	.06	.02	.11B
Net realized and unrealized gain (loss)	11.47	2.15	13.71	15.96	2.92	3.96
Total from investment operations	11.54	2.32	13.73	16.02	2.94	4.07
Distributions from net investment income	–	(.01)	–	–	–	(.07)
Distributions from net realized gain	(1.61)	(9.76)	(4.56)	(.63)	(1.67)	(3.03)
Total distributions	(1.61)	(9.77)	(4.56)	(.63)	(1.67)	(3.10)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$67.34	$57.41	$64.86	$55.69	$40.30	$39.03
Total ReturnD,E	20.25%	7.56%	25.75%	40.26%	8.24%	11.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.76%	.78%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.74%H	.76%	.78%	.77%	.75%	.75%
Expenses net of all reductions	.74%H	.76%	.77%	.77%	.74%	.74%
Net investment income (loss)	.22%H	.30%	.03%	.13%	.06%	.29%B
Supplemental Data
Net assets, end of period (000 omitted)	$804,225	$674,914	$734,661	$403,024	$669,599	$783,945
Portfolio turnover rateI	42%H,J	88%	84%	73%J	102%	142%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$57.34	$67.88
Income from Investment Operations
Net investment income (loss)B	.10	.23
Net realized and unrealized gain (loss)	11.46	(.90)
Total from investment operations	11.56	(.67)
Distributions from net investment income	–	(.11)
Distributions from net realized gain	(1.70)	(9.76)
Total distributions	(1.70)	(9.87)
Redemption fees added to paid in capitalB	–	–
Net asset value, end of period	$67.20	$57.34
Total ReturnC,D	20.31%	2.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%G
Expenses net of fee waivers, if any	.62%G	.63%G
Expenses net of all reductions	.62%G	.62%G
Net investment income (loss)	.34%G	.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$180,122	$31,619
Portfolio turnover rateH	42%G,I	88%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Dominion Energy, Inc.	11.5
Sempra Energy	9.8
Exelon Corp.	9.4
Southern Co.	8.2
Edison International	7.2
Duke Energy Corp.	4.9
Entergy Corp.	4.9
FirstEnergy Corp.	4.7
Evergy, Inc.	4.5
The AES Corp.	3.3
68.4

Top Industries (% of fund's net assets)

As of January 31, 2020
Electric Utilities	54.5%
Multi-Utilities	23.9%
Independent Power and Renewable Electricity Producers	14.1%
Gas Utilities	2.2%
Oil, Gas & Consumable Fuels	1.0%
All Others*	4.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Electric Utilities - 54.3%
Electric Utilities - 54.3%
Alliant Energy Corp.	113,943	$6,763,656
American Electric Power Co., Inc.	249,344	25,986,632
Duke Energy Corp.	403,032	39,348,014
Edison International	754,994	57,794,791
Entergy Corp.	297,505	39,127,858
Evergy, Inc.	499,423	36,038,364
Eversource Energy	91,446	8,453,268
Exelon Corp.	1,576,472	75,024,302
FirstEnergy Corp.	737,916	37,478,754
NextEra Energy, Inc.	89,837	24,094,283
PG&E Corp. (a)	161,100	2,450,331
PNM Resources, Inc.	95,649	5,187,045
PPL Corp.	323,623	11,711,916
Southern Co.	932,100	65,619,840
		435,079,054
Gas Utilities - 2.2%
Gas Utilities - 2.2%
Atmos Energy Corp.	149,961	17,549,936
Independent Power and Renewable Electricity Producers - 14.1%
Independent Power Producers & Energy Traders - 10.8%
Clearway Energy, Inc.:
Class A	62,226	1,287,456
Class C	819,606	17,351,059
NRG Energy, Inc.	450,115	16,604,742
The AES Corp.	1,351,320	26,837,215
Vistra Energy Corp.	1,100,863	24,791,435
		86,871,907
Renewable Electricity - 3.3%
Atlantica Yield PLC	395,035	11,347,380
NextEra Energy Partners LP	264,285	15,003,459
		26,350,839

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		113,222,746

Multi-Utilities - 23.9%
Multi-Utilities - 23.9%
CenterPoint Energy, Inc.	804,613	21,306,152
Dominion Energy, Inc.	1,074,431	92,132,459
Sempra Energy	487,368	78,290,796
		191,729,407
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy, Inc. (a)	113,692	6,735,114
Energy Transfer Equity LP	113,100	1,423,929
		8,159,043
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
First Solar, Inc. (a)	38,000	1,884,040
Water Utilities - 0.4%
Water Utilities - 0.4%
SJW Corp.	42,373	3,108,060
TOTAL COMMON STOCKS
(Cost $594,735,616)		770,732,286

Nonconvertible Preferred Stocks - 0.0%
Water Utilities - 0.0%
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $293,783)	23,800	337,008
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
Electric Utilities - 0.2%
Electric Utilities - 0.2%
Pacific Gas & Electric Co. 3.95% 12/1/47(b)
(Cost $1,236,538)	1,265,000	1,268,163
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (c)
(Cost $22,029,850)	22,025,445	22,029,850
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $618,295,787)		794,367,307
NET OTHER ASSETS (LIABILITIES) - 0.9%		6,953,822
NET ASSETS - 100%		$801,321,129

Legend

 (a) Non-income producing

 (b) Non-income producing - Security is in default.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,766
Fidelity Securities Lending Cash Central Fund	1,324
Total	$76,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$770,732,286	$770,732,286	$--	$--
Nonconvertible Preferred Stocks	337,008	337,008	--	--
Nonconvertible Bonds	1,268,163	--	1,268,163	--
Money Market Funds	22,029,850	22,029,850	--	--
Total Investments in Securities:	$794,367,307	$793,099,144	$1,268,163	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $596,265,937)	$772,337,457
Fidelity Central Funds (cost $22,029,850)	22,029,850
Total Investment in Securities (cost $618,295,787)		$794,367,307
Receivable for investments sold		5,244,755
Receivable for fund shares sold		2,535,231
Dividends receivable		409,734
Distributions receivable from Fidelity Central Funds		6,641
Prepaid expenses		2,498
Other receivables		13,587
Total assets		802,579,753
Liabilities
Payable for fund shares redeemed	$590,923
Accrued management fee	343,620
Transfer agent fee payable	112,132
Distribution and service plan fees payable	157,062
Other affiliated payables	22,489
Other payables and accrued expenses	32,398
Total liabilities		1,258,624
Net Assets		$801,321,129
Net Assets consist of:
Paid in capital		$621,894,258
Total accumulated earnings (loss)		179,426,871
Net Assets		$801,321,129
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($311,489,012 ÷ 8,734,209 shares)(a)		$35.66
Maximum offering price per share (100/94.25 of $35.66)		$37.84
Class M:
Net Asset Value and redemption price per share ($72,562,607 ÷ 2,029,320 shares)(a)		$35.76
Maximum offering price per share (100/96.50 of $35.76)		$37.06
Class C:
Net Asset Value and offering price per share ($82,142,764 ÷ 2,359,456 shares)(a)		$34.81
Class I:
Net Asset Value, offering price and redemption price per share ($279,353,395 ÷ 7,661,038 shares)		$36.46
Class Z:
Net Asset Value, offering price and redemption price per share ($55,773,351 ÷ 1,530,026 shares)		$36.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$9,288,640
Income from Fidelity Central Funds (including $1,324 from security lending)		76,090
Total income		9,364,730
Expenses
Management fee	$1,960,453
Transfer agent fees	674,929
Distribution and service plan fees	894,018
Accounting fees	129,480
Custodian fees and expenses	6,943
Independent trustees' fees and expenses	2,126
Registration fees	87,317
Audit	25,092
Legal	1,012
Miscellaneous	1,989
Total expenses before reductions	3,783,359
Expense reductions	(20,448)
Total expenses after reductions		3,762,911
Net investment income (loss)		5,601,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,780,434
Fidelity Central Funds	(4)
Foreign currency transactions	11,787
Total net realized gain (loss)		14,792,217
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	78,824,129
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		78,824,144
Net gain (loss)		93,616,361
Net increase (decrease) in net assets resulting from operations		$99,218,180

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,601,819	$10,177,681
Net realized gain (loss)	14,792,217	(551,065)
Change in net unrealized appreciation (depreciation)	78,824,144	44,485,488
Net increase (decrease) in net assets resulting from operations	99,218,180	54,112,104
Distributions to shareholders	(13,931,389)	(43,917,084)
Share transactions - net increase (decrease)	72,673,871	303,937,007
Total increase (decrease) in net assets	157,960,662	314,132,027
Net Assets
Beginning of period	643,360,467	329,228,440
End of period	$801,321,129	$643,360,467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.73	$31.54	$29.74	$27.59	$25.48	$26.77
Income from Investment Operations
Net investment income (loss)A	.25	.67	.49	.50	.44	.44
Net realized and unrealized gain (loss)	4.31	2.81	2.38	2.14	2.75	.18
Total from investment operations	4.56	3.48	2.87	2.64	3.19	.62
Distributions from net investment income	(.62)	(.48)	(.49)	(.49)	(.46)	(.38)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)	(1.52)
Total distributions	(.63)C	(3.29)	(1.07)	(.49)	(1.08)D	(1.91)E
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$35.66	$31.73	$31.54	$29.74	$27.59	$25.48
Total ReturnF,G,H	14.46%	11.73%	9.84%	9.87%	13.49%	2.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.05%K	1.08%	1.12%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.05%K	1.07%	1.11%	1.12%	1.13%	1.13%
Expenses net of all reductions	1.04%K	1.06%	1.09%	1.11%	1.12%	1.11%
Net investment income (loss)	1.51%K	2.14%	1.66%	1.87%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$311,489	$268,246	$173,999	$160,040	$178,116	$140,148
Portfolio turnover rateL	67%K,M	56%	106%	37%	73%	105%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.624 and distributions from net realized gain of $.002 per share.

 D Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 E Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.77	$31.58	$29.77	$27.62	$25.49	$26.78
Income from Investment Operations
Net investment income (loss)A	.21	.58	.41	.42	.36	.36
Net realized and unrealized gain (loss)	4.32	2.81	2.38	2.14	2.77	.18
Total from investment operations	4.53	3.39	2.79	2.56	3.13	.54
Distributions from net investment income	(.53)	(.39)	(.40)	(.41)	(.39)	(.31)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)	(1.52)
Total distributions	(.54)C	(3.20)	(.98)	(.41)	(1.00)	(1.83)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$35.76	$31.77	$31.58	$29.77	$27.62	$25.49
Total ReturnD,E,F	14.33%	11.38%	9.53%	9.51%	13.19%	1.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.36%	1.41%	1.41%	1.43%	1.42%
Expenses net of fee waivers, if any	1.33%I	1.36%	1.41%	1.41%	1.43%	1.42%
Expenses net of all reductions	1.32%I	1.35%	1.39%	1.41%	1.42%	1.41%
Net investment income (loss)	1.23%I	1.86%	1.36%	1.57%	1.47%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$72,563	$61,741	$46,669	$48,152	$56,403	$46,366
Portfolio turnover rateJ	67%I,K	56%	106%	37%	73%	105%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.533 and distributions from net realized gain of $.002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.90	$30.81	$29.07	$26.98	$24.91	$26.23
Income from Investment Operations
Net investment income (loss)A	.12	.42	.26	.29	.25	.23
Net realized and unrealized gain (loss)	4.20	2.74	2.33	2.09	2.70	.19
Total from investment operations	4.32	3.16	2.59	2.38	2.95	.42
Distributions from net investment income	(.40)	(.26)	(.27)	(.29)	(.27)	(.22)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)	(1.52)
Total distributions	(.41)C	(3.07)	(.85)	(.29)	(.88)	(1.74)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$34.81	$30.90	$30.81	$29.07	$26.98	$24.91
Total ReturnD,E,F	14.03%	10.87%	9.04%	9.01%	12.64%	1.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.83%	1.87%	1.87%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80%I	1.83%	1.87%	1.87%	1.88%	1.88%
Expenses net of all reductions	1.80%I	1.82%	1.85%	1.86%	1.88%	1.86%
Net investment income (loss)	.75%I	1.39%	.90%	1.11%	1.02%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$82,143	$66,525	$53,099	$56,964	$70,957	$52,172
Portfolio turnover rateJ	67%I,K	56%	106%	37%	73%	105%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.47	$32.21	$30.35	$28.14	$25.97	$27.24
Income from Investment Operations
Net investment income (loss)A	.31	.76	.59	.59	.53	.52
Net realized and unrealized gain (loss)	4.39	2.88	2.43	2.17	2.78	.20
Total from investment operations	4.70	3.64	3.02	2.76	3.31	.72
Distributions from net investment income	(.71)	(.58)	(.58)	(.55)	(.53)	(.46)
Distributions from net realized gain	–B	(2.81)	(.58)	–	(.61)	(1.52)
Total distributions	(.71)	(3.38)C	(1.16)	(.55)	(1.14)	(1.99)D
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$36.46	$32.47	$32.21	$30.35	$28.14	$25.97
Total ReturnE,F	14.60%	12.04%	10.14%	10.17%	13.81%	2.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.81%	.84%	.85%	.84%	.83%
Expenses net of fee waivers, if any	.78%I	.80%	.84%	.85%	.84%	.83%
Expenses net of all reductions	.78%I	.79%	.82%	.84%	.84%	.81%
Net investment income (loss)	1.77%I	2.41%	1.93%	2.14%	2.06%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$279,353	$229,777	$55,462	$46,943	$62,600	$31,710
Portfolio turnover rateJ	67%I,K	56%	106%	37%	73%	105%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $3.38 per share is comprised of distributions from net investment income of $.578 and distributions from net realized gain of $2.805 per share.

 D Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$32.48	$33.14
Income from Investment Operations
Net investment income (loss)B	.33	.63
Net realized and unrealized gain (loss)	4.40	2.13
Total from investment operations	4.73	2.76
Distributions from net investment income	(.75)	(.61)
Distributions from net realized gain	–C	(2.81)
Total distributions	(.76)D	(3.42)
Net asset value, end of period	$36.45	$32.48
Total ReturnE,F	14.67%	9.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.66%I
Expenses net of fee waivers, if any	.65%I	.66%I
Expenses net of all reductions	.64%I	.64%I
Net investment income (loss)	1.91%I	2.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$55,773	$17,071
Portfolio turnover rateJ	67%I,K	56%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.76 per share is comprised of distributions from net investment income of $.754 and distributions from net realized gain of $.002 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, with the exception of Fidelity Advisor Communications Equipment Fund, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 23,466,039	Market comparable	Transaction price	$3.79 - $164.27 / $51.33	Increase
			Proxy premium	18.2%	Increase
			Proxy discount	2.7% - 22.7% / 15.5%	Decrease
		Recovery value	Recovery value	0.0% - 1.6% / 1.5%	Increase
		Discounted cash flow	Discount rate	10.0% - 11.0% / 10.5%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Advisor Energy Fund and Fidelity Advisor Technology Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Advisor Energy Fund	$71,180
Fidelity Advisor Technology Fund	113,947

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Advisor Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, certain deemed distributions, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$1,795,548,703	$612,141,952	$(146,275,843)	$465,866,109
Fidelity Advisor Communications Equipment Fund	16,692,404	4,783,854	(859,764)	3,924,090
Fidelity Advisor Consumer Discretionary Fund	287,684,096	148,441,661	(9,446,222)	138,995,439
Fidelity Advisor Energy Fund	518,110,928	22,229,120	(53,927,541)	(31,698,421)
Fidelity Advisor Financial Services Fund	352,395,567	64,484,929	(6,046,502)	58,438,427
Fidelity Advisor Health Care Fund	3,149,043,408	1,433,954,025	(75,618,314)	1,358,335,711
Fidelity Advisor Industrials Fund	483,067,937	150,230,910	(7,550,560)	142,680,350
Fidelity Advisor Semiconductors Fund	273,952,258	93,349,462	(6,330,456)	87,019,006
Fidelity Advisor Technology Fund	1,825,386,576	929,148,292	(12,175,219)	916,973,073
Fidelity Advisor Utilities Fund	620,140,874	177,764,827	(3,538,394)	174,226,433

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Advisor Energy Fund	$(133,696,916)	$(82,938,879)	$(216,635,795)	$(216,635,795)

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to July 31, 2019 and ordinary losses recognized during the period January 1, 2019 to July 31, 2019. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Advisor Communications Equipment Fund	$(66,162)	$(411)
Fidelity Advisor Consumer Discretionary Fund	–	(484,803)
Fidelity Advisor Financial Services Fund	(12,660,154)	–
Fidelity Advisor Semiconductors Fund	(3,871,815)	–
Fidelity Advisor Utilities Fund	(7,307,629)	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. The Fidelity Advisor Biotechnology Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $13,110,497 in this Subsidiary, representing .63% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	642,007,586	950,484,126
Fidelity Advisor Communications Equipment Fund	14,860,282	21,648,130
Fidelity Advisor Consumer Discretionary Fund	54,847,372	90,677,723
Fidelity Advisor Energy Fund	265,879,169	347,433,492
Fidelity Advisor Financial Services Fund	165,654,787	187,493,752
Fidelity Advisor Health Care Fund	792,935,945	965,729,994
Fidelity Advisor Industrials Fund	425,493,146	505,658,993
Fidelity Advisor Semiconductors Fund	177,451,875	147,441,910
Fidelity Advisor Technology Fund	520,356,418	492,000,882
Fidelity Advisor Utilities Fund	259,240,987	241,633,554

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.23%	.53%
Fidelity Advisor Communications Equipment Fund	.30%	.23%	.53%
Fidelity Advisor Consumer Discretionary Fund	.30%	.23%	.53%
Fidelity Advisor Energy Fund	.30%	.23%	.53%
Fidelity Advisor Financial Services Fund	.30%	.23%	.53%
Fidelity Advisor Health Care Fund	.30%	.23%	.53%
Fidelity Advisor Industrials Fund	.30%	.23%	.53%
Fidelity Advisor Semiconductors Fund	.30%	.23%	.54%
Fidelity Advisor Technology Fund	.30%	.23%	.53%
Fidelity Advisor Utilities Fund	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$757,223	$7,239
Class M	.25%	.25%	301,364	–
Class C	.75%	.25%	1,908,749	68,586
			$2,967,336	$75,825
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$15,212	$684
Class M	.25%	.25%	11,148	–
Class C	.75%	.25%	22,037	4,661
			$48,397	$5,345
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$194,338	$6,600
Class M	.25%	.25%	80,988	–
Class C	.75%	.25%	351,572	31,873
			$626,898	$38,473
Fidelity Advisor Energy Fund
Class A	-%	.25%	$211,794	$3,514
Class M	.25%	.25%	196,124	916
Class C	.75%	.25%	388,547	25,550
			$796,465	$29,980
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$180,866	$3,011
Class M	.25%	.25%	120,306	–
Class C	.75%	.25%	345,768	17,023
			$646,940	$20,034
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$1,406,764	$17,941
Class M	.25%	.25%	764,924	1,256
Class C	.75%	.25%	2,874,445	340,542
			$5,046,133	$359,739
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$326,026	$2,263
Class M	.25%	.25%	147,614	–
Class C	.75%	.25%	423,577	24,049
			$897,217	$26,312
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$139,772	$2,600
Class M	.25%	.25%	62,630	894
Class C	.75%	.25%	253,425	25,441
			$455,827	$28,935
Fidelity Advisor Technology Fund
Class A	-%	.25%	$1,172,244	$18,826
Class M	.25%	.25%	838,542	4,412
Class C	.75%	.25%	1,223,341	153,146
			$3,234,127	$176,384
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$359,687	$8,875
Class M	.25%	.25%	167,082	298
Class C	.75%	.25%	367,249	101,802
			$894,018	$110,975

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$64,855
Class M	8,093
Class C(a)	7,813
$80,761
Fidelity Advisor Communications Equipment Fund
Class A	$2,662
Class M	291
Class C(a)	532
$3,485
Fidelity Advisor Consumer Discretionary Fund
Class A	$35,065
Class M	3,317
Class C(a)	1,754
$40,136
Fidelity Advisor Energy Fund
Class A	$15,557
Class M	3,528
Class C(a)	4,365
$23,450
Fidelity Advisor Financial Services Fund
Class A	$24,188
Class M	1,961
Class C(a)	1,376
$27,525
Fidelity Advisor Health Care Fund
Class A	$182,799
Class M	20,136
Class C(a)	22,960
$225,895
Fidelity Advisor Industrials Fund
Class A	$19,808
Class M	2,198
Class C(a)	1,775
$23,781
Fidelity Advisor Semiconductors Fund
Class A	$64,784
Class M	2,645
Class C(a)	3,118
$70,547
Fidelity Advisor Technology Fund
Class A	$162,971
Class M	14,323
Class C(a)	9,202
$186,496
Fidelity Advisor Utilities Fund
Class A	$119,410
Class M	14,726
Class C(a)	6,786
$140,922

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$603,057.20
Class M	151,826.25
Class C	361,897.19
Class I	842,110.18
Class Z	7,363.04
	$1,966,253
Fidelity Advisor Communications Equipment Fund
Class A	$17,446.29
Class M	7,140.32
Class C	6,554.30
Class I	2,001.14
	$33,141
Fidelity Advisor Consumer Discretionary Fund
Class A	$154,514.20
Class M	35,072.22
Class C	71,045.20
Class I	121,864.18
Class Z	4,943.04
	$387,438
Fidelity Advisor Energy Fund
Class A	$225,820.27
Class M	110,715.28
Class C	88,853.23
Class I	185,866.20
Class Z	10,456.04
	$621,710
Fidelity Advisor Financial Services Fund
Class A	$151,488.21
Class M	52,188.22
Class C	73,100.21
Class I	91,412.17
Class Z	5,917.04
	$374,105
Fidelity Advisor Health Care Fund
Class A	$1,046,908.19
Class M	297,850.19
Class C	534,514.19
Class I	1,524,498.17
Class Z	81,300.04
	$3,485,070
Fidelity Advisor Industrials Fund
Class A	$246,784.19
Class M	59,888.20
Class C	82,458.19
Class I	171,469.17
Class Z	5,582.04
	$566,181
Fidelity Advisor Semiconductors Fund
Class A	$114,945.21
Class M	31,222.25
Class C	53,646.21
Class I	93,893.17
Class Z	2,154.04
	$295,860
Fidelity Advisor Technology Fund
Class A	$863,607.18
Class M	314,516.19
Class C	241,704.20
Class I	585,883.17
Class Z	29,651.04
	$2,035,361
Fidelity Advisor Utilities Fund
Class A	$283,246.20
Class M	74,602.22
Class C	73,901.20
Class I	233,253.18
Class Z	9,927.04
	$674,929

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Communications Equipment Fund	.04
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.04
Fidelity Advisor Financial Services Fund	.04
Fidelity Advisor Health Care Fund	.03
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.04
Fidelity Advisor Technology Fund	.03
Fidelity Advisor Utilities Fund	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$37,975
Fidelity Advisor Communications Equipment Fund	1,741
Fidelity Advisor Consumer Discretionary Fund	685
Fidelity Advisor Energy Fund	18,803
Fidelity Advisor Financial Services Fund	5,671
Fidelity Advisor Health Care Fund	24,080
Fidelity Advisor Industrials Fund	8,683
Fidelity Advisor Semiconductors Fund	7,524
Fidelity Advisor Technology Fund	11,550
Fidelity Advisor Utilities Fund	7,561

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$6,351,000	1.77%	$313
Fidelity Advisor Consumer Discretionary Fund	Borrower	2,319,000	2.35%	756
Fidelity Advisor Industrials Fund	Borrower	5,627,000	2.09%	327
Fidelity Advisor Technology Fund	Borrower	20,346,667	1.83%	3,109

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund received investments and cash in exchange for shares of the Fund. The amount of in-kind exchanges is included in each Fund's share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

	Shares	Value of investments and cash
Fidelity Advisor Consumer Discretionary Fund	340,887	$10,509,560
Fidelity Advisor Energy Fund	1,418,542	37,704,833
Fidelity Advisor Financial Services Fund	1,072,326	22,465,229
Fidelity Advisor Health Care Fund	2,311,335	122,939,907
Fidelity Advisor Industrials Fund	331,589	13,207,212
Fidelity Advisor Technology Fund	1,742,932	97,220,739
Fidelity Advisor Utilities Fund	757,866	24,994,414

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Fidelity Advisor Biotechnology Fund	$1,875
Fidelity Advisor Consumer Discretionary Fund	1,344
Fidelity Advisor Energy Fund	1,357
Fidelity Advisor Health Care Fund	43,636
Fidelity Advisor Technology Fund	5,840

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Biotechnology Fund	$2,522
Fidelity Advisor Communications Equipment Fund	31
Fidelity Advisor Consumer Discretionary Fund	500
Fidelity Advisor Energy Fund	686
Fidelity Advisor Financial Services Fund	466
Fidelity Advisor Health Care Fund	4,850
Fidelity Advisor Industrials Fund	755
Fidelity Advisor Semiconductors Fund	343
Fidelity Advisor Technology Fund	2,700
Fidelity Advisor Utilities Fund	850

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$22,117	$317	$318,960
Fidelity Advisor Communications Equipment Fund	2,239	–	–
Fidelity Advisor Consumer Discretionary Fund	3,776	–	–
Fidelity Advisor Energy Fund	373	–	–
Fidelity Advisor Financial Services Fund	1,545	–	–
Fidelity Advisor Health Care Fund	24,406	–	–
Fidelity Advisor Industrials Fund	327	–	–
Fidelity Advisor Semiconductors Fund	918	–	–
Fidelity Advisor Technology Fund	2,336	–	–
Fidelity Advisor Utilities Fund	140	–	–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of each Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$20,879
Class M	1.65%	8,443
Class C	2.15%	7,844
Class I	1.15%	2,724

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Advisor Biotechnology Fund	$14,652	$399
Fidelity Advisor Communications Equipment Fund	3,844	–
Fidelity Advisor Consumer Discretionary Fund	1,279	–
Fidelity Advisor Energy Fund	29,790	–
Fidelity Advisor Financial Services Fund	19,864	–
Fidelity Advisor Health Care Fund	50,391	1,064
Fidelity Advisor Industrials Fund	16,267	34
Fidelity Advisor Semiconductors Fund	17,011	–
Fidelity Advisor Technology Fund	4,554	–
Fidelity Advisor Utilities Fund	18,128	365

In addition, during the period the investment adviser or an affiliate reimbursed and/or a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$4,397
Fidelity Advisor Communications Equipment Fund	44
Fidelity Advisor Consumer Discretionary Fund	831
Fidelity Advisor Energy Fund	1,111
Fidelity Advisor Financial Services Fund	829
Fidelity Advisor Health Care Fund	8,830
Fidelity Advisor Industrials Fund	1,253
Fidelity Advisor Semiconductors Fund	677
Fidelity Advisor Technology Fund	4,937
Fidelity Advisor Utilities Fund	1,498

In addition, during the period, the investment adviser or an affiliate reimbursed the Funds, for an operational error which is included in the accompanying Statement of Operations as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$1,596
Fidelity Advisor Consumer Discretionary Fund	782
Fidelity Advisor Energy Fund	1,599
Fidelity Advisor Financial Services Fund	705
Fidelity Advisor Health Care Fund	2,253
Fidelity Advisor Industrials Fund	1,216
Fidelity Advisor Semiconductors Fund	373
Fidelity Advisor Technology Fund	2,296
Fidelity Advisor Utilities Fund	457

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$40,863,407	$15,278,681
Class M	8,608,654	3,010,471
Class C	29,571,074	12,975,228
Class I	61,591,087	25,315,247
Class Z	2,303,394	374,083
Total	$142,937,616	$56,953,710
Fidelity Advisor Communications Equipment Fund
Distributions to shareholders
Class A	$–	$314,044
Class M	–	151,777
Class C	–	185,133
Class I	–	261,417
Total	$–	$912,371
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$4,116,796	$1,403,370
Class M	929,194	329,482
Class C	2,338,201	874,277
Class I	3,149,331	1,462,671
Class Z	723,471	29,445
Total	$11,256,993	$4,099,245
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$2,688,540	$1,605,057
Class M	985,221	429,350
Class C	659,426	–
Class I	3,336,904	3,087,399
Class Z	1,110,508	117,180
Total	$8,780,599	$5,238,986
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$1,824,086	$5,373,068
Class M	493,585	1,563,598
Class C	317,172	3,002,673
Class I	1,626,928	5,008,897
Class Z	473,236	95,139
Total	$4,735,007	$15,043,375
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$3,927,602	$45,987,592
Class M	1,147,149	14,213,911
Class C	2,536,831	37,772,817
Class I	9,101,080	65,169,013
Class Z	2,607,868	1,836,632
Total	$19,320,530	$164,979,965
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$18,388,918	$26,486,798
Class M	4,119,707	6,155,294
Class C	5,971,134	12,720,044
Class I	13,357,871	25,380,037
Class Z	2,089,800	821,160
Total	$43,927,430	$71,563,333
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$1,274,755	$12,594,207
Class M	264,057	2,992,949
Class C	523,651	7,583,372
Class I	1,293,451	13,008,216
Class Z	140,998	180,538
Total	$3,496,912	$36,359,282
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$24,794,592	$129,911,664
Class M	8,680,589	53,119,227
Class C	6,376,707	57,301,872
Class I	18,523,848	105,941,248
Class Z	3,992,905	2,192,955
Total	$62,368,641	$348,466,966
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$5,344,170	$19,834,439
Class M	1,063,561	5,158,982
Class C	924,262	5,713,473
Class I	5,554,769	12,784,890
Class Z	1,044,627	425,300
Total	$13,931,389	$43,917,084

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019 (a)	Six months ended January 31, 2020	Year ended July 31, 2019 (a)
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	1,283,164	3,656,697	$34,177,679	$96,511,440
Reinvestment of distributions	1,386,978	585,843	38,627,330	14,505,460
Shares redeemed	(4,185,428)	(7,594,989)	(109,129,422)	(198,292,523)
Net increase (decrease)	(1,515,286)	(3,352,449)	$(36,324,413)	$(87,275,623)
Class M
Shares sold	237,812	719,189	$5,934,070	$17,861,674
Reinvestment of distributions	326,960	127,736	8,546,723	2,987,750
Shares redeemed	(626,169)	(1,041,267)	(15,517,150)	(25,606,228)
Net increase (decrease)	(61,397)	(194,342)	$(1,036,357)	$(4,756,804)
Class C
Shares sold	371,257	1,239,104	$8,492,535	$27,856,582
Reinvestment of distributions	1,155,461	563,757	27,049,343	11,951,640
Shares redeemed	(3,149,366)	(6,744,328)	(70,337,594)	(150,634,720)
Net increase (decrease)	(1,622,648)	(4,941,467)	$(34,795,716)	$(110,826,498)
Class I
Shares sold	2,465,846	10,350,975	$69,765,002	$288,655,164
Reinvestment of distributions	1,716,365	809,955	50,993,195	21,277,530
Shares redeemed	(7,850,273)	(18,451,934)	(217,293,722)	(504,122,513)
Net increase (decrease)	(3,668,062)	(7,291,004)	$(96,535,525)	$(194,189,819)
Class Z
Shares sold	480,430	1,295,577	$13,415,491	$35,003,247
Reinvestment of distributions	65,751	13,350	1,955,433	350,695
Shares redeemed	(406,515)	(197,705)	(11,330,570)	(5,400,884)
Net increase (decrease)	139,666	1,111,222	$4,040,354	$29,953,058
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	75,534	567,294	$1,092,934	$8,773,740
Reinvestment of distributions	–	21,922	–	312,384
Shares redeemed	(279,950)	(221,971)	(4,056,768)	(3,425,481)
Net increase (decrease)	(204,416)	367,245	$(2,963,834)	$5,660,643
Class M
Shares sold	11,563	148,689	$160,852	$2,202,352
Reinvestment of distributions	–	11,052	–	151,084
Shares redeemed	(45,601)	(151,269)	(628,791)	(2,248,818)
Net increase (decrease)	(34,038)	8,472	$(467,939)	$104,618
Class C
Shares sold	34,484	186,010	$428,712	$2,508,296
Reinvestment of distributions	–	14,837	–	184,570
Shares redeemed	(113,988)	(167,460)	(1,426,092)	(2,261,599)
Net increase (decrease)	(79,504)	33,387	$(997,380)	$431,267
Class I
Shares sold	11,503	631,342	$172,881	$10,166,437
Reinvestment of distributions	–	16,990	–	252,474
Shares redeemed	(152,673)	(538,241)	(2,301,481)	(8,614,775)
Net increase (decrease)	(141,170)	110,091	$(2,128,600)	$1,804,136
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	415,228	1,834,631	$12,435,805	$51,772,796
Reinvestment of distributions	132,999	52,843	4,013,921	1,360,710
Shares redeemed	(751,338)	(1,743,605)	(22,469,838)	(48,339,368)
Net increase (decrease)	(203,111)	143,869	$(6,020,112)	$4,794,138
Class M
Shares sold	69,055	282,122	$1,923,417	$7,413,199
Reinvestment of distributions	33,065	13,674	926,158	328,456
Shares redeemed	(128,287)	(428,609)	(3,578,543)	(11,259,514)
Net increase (decrease)	(26,167)	(132,813)	$(728,968)	$(3,517,859)
Class C
Shares sold	169,933	774,531	$4,049,599	$17,385,643
Reinvestment of distributions	94,530	40,827	2,269,668	848,803
Shares redeemed	(326,310)	(963,842)	(7,837,385)	(21,644,353)
Net increase (decrease)	(61,847)	(148,484)	$(1,518,118)	$(3,409,907)
Class I
Shares sold	731,715	3,596,218	$23,844,316	$109,779,069
Reinvestment of distributions	86,481	48,353	2,831,372	1,344,706
Shares redeemed	(1,670,918)	(3,719,584)	(53,574,664)	(108,815,882)
Net increase (decrease)	(852,722)	(75,013)	$(26,898,976)	$2,307,893
Class Z
Shares sold	784,634(b)	291,890	$24,997,958(b)	$8,677,500
Reinvestment of distributions	21,250	837	697,006	23,276
Shares redeemed	(105,436)	(82,714)	(3,452,362)	(2,395,506)
Net increase (decrease)	700,448	210,013	$22,242,602	$6,305,270
Fidelity Advisor Energy Fund
Class A
Shares sold	488,946	1,861,131	$12,880,801	$55,722,898
Reinvestment of distributions	95,010	56,702	2,593,762	1,558,168
Shares redeemed	(1,390,388)	(2,490,889)	(36,670,271)	(75,232,664)
Net increase (decrease)	(806,432)	(573,056)	$(21,195,708)	$(17,951,598)
Class M
Shares sold	114,630	289,568	$3,113,508	$9,169,953
Reinvestment of distributions	34,199	14,855	957,921	418,471
Shares redeemed	(447,012)	(816,932)	(12,107,311)	(25,787,299)
Net increase (decrease)	(298,183)	(512,509)	$(8,035,882)	$(16,198,875)
Class C
Shares sold	134,945	425,833	$3,259,208	$11,837,399
Reinvestment of distributions	25,382	–	638,866	–
Shares redeemed	(760,534)	(2,110,590)	(18,383,720)	(57,990,403)
Net increase (decrease)	(600,207)	(1,684,757)	$(14,485,646)	$(46,153,004)
Class I
Shares sold	1,427,014	4,776,569	$39,809,595	$153,075,255
Reinvestment of distributions	107,684	99,377	3,095,929	2,872,985
Shares redeemed	(3,048,332)	(6,677,828)	(84,131,803)	(206,372,328)
Net increase (decrease)	(1,513,634)	(1,801,882)	$(41,226,279)	$(50,424,088)
Class Z
Shares sold	1,956,062(b)	631,854	$52,746,446(b)	$19,656,734
Reinvestment of distributions	37,631	3,050	1,079,250	88,002
Shares redeemed	(482,173)	(319,619)	(13,404,085)	(9,387,064)
Net increase (decrease)	1,511,520	315,285	$40,421,611	$10,357,672
Fidelity Advisor Financial Services Fund
Class A
Shares sold	499,263	1,446,430	$11,118,157	$28,995,274
Reinvestment of distributions	74,672	276,327	1,748,061	5,139,683
Shares redeemed	(897,709)	(2,934,480)	(19,614,365)	(57,922,005)
Net increase (decrease)	(323,774)	(1,211,723)	$(6,748,147)	$(23,787,048)
Class M
Shares sold	195,148	302,635	$4,409,040	$6,146,264
Reinvestment of distributions	21,004	83,605	486,866	1,540,000
Shares redeemed	(275,093)	(577,353)	(5,992,079)	(11,535,954)
Net increase (decrease)	(58,941)	(191,113)	$(1,096,173)	$(3,849,690)
Class C
Shares sold	85,463	410,286	$1,789,369	$7,848,866
Reinvestment of distributions	13,952	168,506	306,244	2,938,746
Shares redeemed	(473,499)	(2,931,076)	(9,700,157)	(54,749,177)
Net increase (decrease)	(374,084)	(2,352,284)	$(7,604,544)	$(43,961,565)
Class I
Shares sold	1,050,842	1,835,735	$24,163,387	$37,691,340
Reinvestment of distributions	65,088	249,532	1,567,314	4,768,552
Shares redeemed	(1,164,689)	(4,483,151)	(26,360,991)	(93,079,529)
Net increase (decrease)	(48,759)	(2,397,884)	$(630,290)	$(50,619,637)
Class Z
Shares sold	1,253,742(b)	760,279	$26,718,959(b)	$15,463,647
Reinvestment of distributions	19,154	4,207	460,276	80,262
Shares redeemed	(338,793)	(445,721)	(7,601,092)	(9,415,655)
Net increase (decrease)	934,103	318,765	$19,578,143	$6,128,254
Fidelity Advisor Health Care Fund
Class A
Shares sold	1,264,825	6,531,759	$64,837,201	$315,015,771
Reinvestment of distributions	67,108	946,164	3,732,529	43,618,143
Shares redeemed	(2,362,892)	(4,703,521)	(119,283,739)	(225,165,039)
Net increase (decrease)	(1,030,959)	2,774,402	$(50,714,009)	$133,468,875
Class M
Shares sold	249,571	1,014,711	$11,962,421	$45,568,415
Reinvestment of distributions	21,834	325,991	1,127,749	13,994,805
Shares redeemed	(625,916)	(991,998)	(29,228,406)	(44,513,058)
Net increase (decrease)	(354,511)	348,704	$(16,138,236)	$15,050,162
Class C
Shares sold	661,823	3,350,283	$26,566,748	$129,124,544
Reinvestment of distributions	55,253	994,670	2,407,912	36,235,842
Shares redeemed	(1,812,411)	(5,880,505)	(71,085,007)	(223,232,476)
Net increase (decrease)	(1,095,335)	(1,535,552)	$(42,110,347)	$(57,872,090)
Class I
Shares sold	4,733,984	19,922,626	$265,473,422	$1,053,249,147
Reinvestment of distributions	131,202	1,142,636	7,970,540	57,463,164
Shares redeemed	(6,009,579)	(12,090,899)	(326,189,312)	(622,715,268)
Net increase (decrease)	(1,144,393)	8,974,363	$(52,745,350)	$487,997,043
Class Z
Shares sold	3,488,894(b)	5,177,204	$188,195,287(b)	$265,690,740
Reinvestment of distributions	36,769	33,495	2,234,471	1,685,128
Shares redeemed	(1,041,272)	(773,850)	(58,397,095)	(39,657,299)
Net increase (decrease)	2,484,391	4,436,849	$132,032,663	$227,718,569
Fidelity Advisor Industrials Fund
Class A
Shares sold	266,117	1,304,915	$10,271,959	$49,280,821
Reinvestment of distributions	468,175	760,158	17,640,658	25,336,052
Shares redeemed	(768,834)	(2,285,344)	(29,618,424)	(84,336,189)
Net increase (decrease)	(34,542)	(220,271)	$(1,705,807)	$(9,719,316)
Class M
Shares sold	63,776	146,173	$2,396,289	$5,438,985
Reinvestment of distributions	110,476	186,461	4,059,928	6,071,167
Shares redeemed	(190,225)	(444,100)	(7,120,589)	(16,298,201)
Net increase (decrease)	(15,973)	(111,466)	$(664,372)	$(4,788,049)
Class C
Shares sold	75,466	268,186	$2,557,560	$9,092,369
Reinvestment of distributions	169,191	408,093	5,586,569	12,026,501
Shares redeemed	(410,498)	(1,664,893)	(13,911,077)	(54,443,091)
Net increase (decrease)	(165,841)	(988,614)	$(5,766,948)	$(33,324,221)
Class I
Shares sold	520,259	1,661,115	$21,118,769	$67,265,713
Reinvestment of distributions	300,144	658,671	11,996,658	23,178,649
Shares redeemed	(1,491,894)	(4,154,852)	(60,636,641)	(161,423,355)
Net increase (decrease)	(671,491)	(1,835,066)	$(27,521,214)	$(70,978,993)
Class Z
Shares sold	582,951(b)	335,437	$23,712,706(b)	$13,454,433
Reinvestment of distributions	50,287	22,285	2,004,432	782,425
Shares redeemed	(187,204)	(88,504)	(7,581,736)	(3,416,310)
Net increase (decrease)	446,034	269,218	$18,135,402	$10,820,548
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	929,513	1,570,877	$23,679,789	$33,743,905
Reinvestment of distributions	45,175	709,273	1,246,388	12,234,967
Shares redeemed	(448,644)	(1,910,172)	(11,204,443)	(39,847,044)
Net increase (decrease)	526,044	369,978	$13,721,734	$6,131,828
Class M
Shares sold	137,155	216,059	$3,306,419	$4,459,312
Reinvestment of distributions	9,966	179,840	261,203	2,954,769
Shares redeemed	(81,938)	(271,786)	(1,923,103)	(5,395,142)
Net increase (decrease)	65,183	124,113	$1,644,519	$2,018,939
Class C
Shares sold	399,414	516,058	$8,548,042	$9,702,583
Reinvestment of distributions	21,736	500,352	509,063	7,380,198
Shares redeemed	(299,310)	(1,332,533)	(6,367,622)	(23,766,702)
Net increase (decrease)	121,840	(316,123)	$2,689,483	$(6,683,921)
Class I
Shares sold	1,074,513	2,412,173	$29,313,434	$56,759,752
Reinvestment of distributions	43,044	694,346	1,260,337	12,678,766
Shares redeemed	(905,035)	(4,406,979)	(24,132,607)	(99,658,089)
Net increase (decrease)	212,522	(1,300,460)	$6,441,164	$(30,219,571)
Class Z
Shares sold	447,345	216,855	$11,542,582	$4,685,587
Reinvestment of distributions	4,482	9,898	131,004	180,240
Shares redeemed	(106,604)	(118,884)	(2,816,523)	(2,616,386)
Net increase (decrease)	345,223	107,869	$8,857,063	$2,249,441
Fidelity Advisor Technology Fund
Class A
Shares sold	1,443,082	3,756,669	$80,388,932	$187,693,872
Reinvestment of distributions	405,797	2,975,905	23,718,836	124,006,070
Shares redeemed	(1,542,361)	(3,583,860)	(85,783,471)	(177,926,291)
Net increase (decrease)	306,518	3,148,714	$18,324,297	$133,773,651
Class M
Shares sold	465,196	805,546	$24,851,156	$38,923,214
Reinvestment of distributions	156,168	1,336,074	8,545,525	52,227,136
Shares redeemed	(605,006)	(1,352,837)	(31,463,034)	(63,834,169)
Net increase (decrease)	16,358	788,783	$1,933,647	$27,316,181
Class C
Shares sold	493,010	1,238,784	$22,765,508	$52,318,454
Reinvestment of distributions	129,222	1,628,057	6,128,996	55,467,904
Shares redeemed	(749,769)	(3,537,434)	(33,470,901)	(140,707,328)
Net increase (decrease)	(127,537)	(670,593)	$(4,576,397)	$(32,920,970)
Class I
Shares sold	2,238,406	4,978,186	$138,659,236	$279,288,161
Reinvestment of distributions	269,988	2,163,105	17,244,124	98,183,325
Shares redeemed	(2,320,972)	(6,711,883)	(139,378,604)	(360,970,511)
Net increase (decrease)	187,422	429,408	$16,524,756	$16,500,975
Class Z
Shares sold	2,389,658(b)	621,440	$138,262,526(b)	$33,517,330
Reinvestment of distributions	60,687	41,765	3,867,591	1,891,557
Shares redeemed	(321,545)	(111,781)	(19,535,874)	(5,729,272)
Net increase (decrease)	2,128,800	551,424	$122,594,243	$29,679,615
Fidelity Advisor Utilities Fund
Class A
Shares sold	1,344,398	3,965,369	$45,255,647	$121,737,792
Reinvestment of distributions	152,614	635,093	5,172,092	18,874,957
Shares redeemed	(1,216,236)	(1,662,969)	(40,855,234)	(50,721,580)
Net increase (decrease)	280,776	2,937,493	$9,572,505	$89,891,169
Class M
Shares sold	241,120	621,871	$8,087,947	$19,194,066
Reinvestment of distributions	30,852	170,880	1,048,649	5,095,641
Shares redeemed	(185,776)	(327,281)	(6,244,933)	(9,975,044)
Net increase (decrease)	86,196	465,470	$2,891,663	$14,314,663
Class C
Shares sold	495,420	1,080,580	$16,268,891	$32,431,678
Reinvestment of distributions	27,506	192,852	910,715	5,610,064
Shares redeemed	(316,141)	(844,191)	(10,327,821)	(25,438,001)
Net increase (decrease)	206,785	429,241	$6,851,785	$12,603,741
Class I
Shares sold	2,529,289	7,789,708	$86,733,330	$245,997,023
Reinvestment of distributions	156,807	409,312	5,431,804	12,426,708
Shares redeemed	(2,101,994)	(2,843,740)	(72,447,610)	(87,926,911)
Net increase (decrease)	584,102	5,355,280	$19,717,524	$170,496,820
Class Z
Shares sold	1,289,422(b)	583,519	$43,486,404(b)	$18,464,326
Reinvestment of distributions	28,120	11,827	973,507	358,825
Shares redeemed	(313,175)	(69,687)	(10,819,517)	(2,192,537)
Net increase (decrease)	1,004,367	525,659	$33,640,394	$16,630,614

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 (b) Amount includes in-kind exchanges (see the Affiliated Exchanges In-Kind note for additional details).

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Fidelity Advisor Biotechnology Fund
Class A	1.03%
Actual		$1,000.00	$1,104.40	$5.45
Hypothetical-C		$1,000.00	$1,019.96	$5.23
Class M	1.33%
Actual		$1,000.00	$1,102.90	$7.03
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class C	1.77%
Actual		$1,000.00	$1,100.90	$9.35
Hypothetical-C		$1,000.00	$1,016.24	$8.97
Class I	.75%
Actual		$1,000.00	$1,105.90	$3.97
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class Z	.62%
Actual		$1,000.00	$1,106.80	$3.28
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$882.60	$6.63
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class M	1.65%
Actual		$1,000.00	$882.00	$7.81
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class C	2.15%
Actual		$1,000.00	$879.50	$10.16
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class I	1.15%
Actual		$1,000.00	$883.40	$5.44
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Fidelity Advisor Consumer Discretionary Fund
Class A	1.07%
Actual		$1,000.00	$1,045.70	$5.50
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class M	1.34%
Actual		$1,000.00	$1,044.40	$6.89
Hypothetical-C		$1,000.00	$1,018.40	$6.80
Class C	1.82%
Actual		$1,000.00	$1,041.80	$9.34
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.80%
Actual		$1,000.00	$1,047.20	$4.12
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class Z	.66%
Actual		$1,000.00	$1,047.70	$3.40
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Fidelity Advisor Energy Fund
Class A	1.13%
Actual		$1,000.00	$887.40	$5.36
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class M	1.40%
Actual		$1,000.00	$886.20	$6.64
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class C	1.84%
Actual		$1,000.00	$884.50	$8.72
Hypothetical-C		$1,000.00	$1,015.89	$9.32
Class I	.81%
Actual		$1,000.00	$888.70	$3.85
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Class Z	.66%
Actual		$1,000.00	$889.70	$3.14
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Fidelity Advisor Financial Services Fund
Class A	1.08%
Actual		$1,000.00	$1,073.40	$5.63
Hypothetical-C		$1,000.00	$1,019.71	$5.48
Class M	1.34%
Actual		$1,000.00	$1,072.10	$6.98
Hypothetical-C		$1,000.00	$1,018.40	$6.80
Class C	1.83%
Actual		$1,000.00	$1,069.10	$9.52
Hypothetical-C		$1,000.00	$1,015.94	$9.27
Class I	.79%
Actual		$1,000.00	$1,074.80	$4.12
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class Z	.66%
Actual		$1,000.00	$1,075.60	$3.44
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Fidelity Advisor Health Care Fund
Class A	1.01%
Actual		$1,000.00	$1,113.30	$5.37
Hypothetical-C		$1,000.00	$1,020.06	$5.13
Class M	1.27%
Actual		$1,000.00	$1,112.10	$6.74
Hypothetical-C		$1,000.00	$1,018.75	$6.44
Class C	1.76%
Actual		$1,000.00	$1,109.20	$9.33
Hypothetical-C		$1,000.00	$1,016.29	$8.92
Class I	.74%
Actual		$1,000.00	$1,115.00	$3.93
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class Z	.62%
Actual		$1,000.00	$1,115.50	$3.30
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Fidelity Advisor Industrials Fund
Class A	1.04%
Actual		$1,000.00	$1,044.10	$5.34
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class M	1.30%
Actual		$1,000.00	$1,042.60	$6.67
Hypothetical-C		$1,000.00	$1,018.60	$6.60
Class C	1.80%
Actual		$1,000.00	$1,040.00	$9.23
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.77%
Actual		$1,000.00	$1,045.50	$3.96
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class Z	.64%
Actual		$1,000.00	$1,046.10	$3.29
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Fidelity Advisor Semiconductors Fund
Class A	1.11%
Actual		$1,000.00	$1,183.70	$6.09
Hypothetical-C		$1,000.00	$1,019.56	$5.63
Class M	1.40%
Actual		$1,000.00	$1,182.00	$7.68
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class C	1.86%
Actual		$1,000.00	$1,179.30	$10.19
Hypothetical-C		$1,000.00	$1,015.79	$9.42
Class I	.83%
Actual		$1,000.00	$1,185.80	$4.56
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class Z	.69%
Actual		$1,000.00	$1,186.10	$3.79
Hypothetical-C		$1,000.00	$1,021.67	$3.51
Fidelity Advisor Technology Fund
Class A	1.01%
Actual		$1,000.00	$1,201.00	$5.59
Hypothetical-C		$1,000.00	$1,020.06	$5.13
Class M	1.26%
Actual		$1,000.00	$1,199.20	$6.97
Hypothetical-C		$1,000.00	$1,018.80	$6.39
Class C	1.78%
Actual		$1,000.00	$1,196.50	$9.83
Hypothetical-C		$1,000.00	$1,016.19	$9.02
Class I	.74%
Actual		$1,000.00	$1,202.50	$4.10
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class Z	.62%
Actual		$1,000.00	$1,203.10	$3.43
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Fidelity Advisor Utilities Fund
Class A	1.05%
Actual		$1,000.00	$1,144.60	$5.66
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class M	1.33%
Actual		$1,000.00	$1,143.30	$7.17
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class C	1.80%
Actual		$1,000.00	$1,140.30	$9.68
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.78%
Actual		$1,000.00	$1,146.00	$4.21
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class Z	.65%
Actual		$1,000.00	$1,146.70	$3.51
Hypothetical-C		$1,000.00	$1,021.87	$3.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity SelectCo, LLC (SelectCo) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts will reflect the replacement of SelectCo with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each of the following: (i) Fidelity Advisor Biotechnology Fund in October 2018; (ii) Fidelity Advisor Communications Equipment Fund in July 2018 and January 2019; (iii) Fidelity Advisor Industrials Fund in November 2018 and December 2018; and (iv) Fidelity Advisor Technology Fund in July 2018 and December 2018. The Board will continue to monitor closely each applicable fund's performance as the new portfolio manager(s) establishes a track record.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Advisor Consumer Discretionary Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Advisor Energy Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Advisor Financial Services Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares). The Board noted that the fund's underperformance has continued since the Board approved the management contract in July 2017 and January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares of the fund). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Advisor Utilities Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Financial Services
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
87
87
87
87
86
85
85
86
85
85
55
55
55
54
54
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	5%	4%	4%	5%	5%
Funds	423	439	426	411	400
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Biotechnology, Advisor Consumer Discretionary, Advisor Financial Services, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

For Advisor Energy, Advisor Semiconductors, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M of each such fund was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of Advisor Energy, Advisor Semiconductors, and Advisor Utilities is below median.

For Advisor Communications Equipment, the Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of Advisor Communications Equipment to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.40%, 1.65%, 2.15%, and 1.15% through November 30, 2020.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of Advisor Semiconductors to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.40%, 1.65%, 2.15%, 1.15%, and 1.00% through November 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Amended and Restated Contracts should be approved and each fund's Advisory Contracts should be renewed.

AFOC-SANN-0320
1.700839.123

Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Prologis, Inc.	5.4
UDR, Inc.	3.4
Mitsui Fudosan Co. Ltd.	3.2
Digital Realty Trust, Inc.	3.2
Boston Properties, Inc.	2.9
Duke Realty Corp.	2.6
LEG Immobilien AG	2.6
Welltower, Inc.	2.5
Equity Lifestyle Properties, Inc.	2.4
Vonovia SE	2.3
30.5

Top Five Countries as of January 31, 2020

(excluding cash equivalents)	% of fund's net assets
United States of America	54.3
Japan	10.0
Germany	6.4
Singapore	5.7
Australia	5.6

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Diversified	14.8
REITs - Apartments	13.4
REITs - Office Property	9.8
REITs - Management/Investment	9.0
REITs - Health Care	8.8

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 44.6%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 5.6%
Abacus Property Group unit	13,145	$33,083
Arena (REIT) unit	20,155	41,577
Ingenia Communities Group unit	33,541	106,862
National Storage (REIT) unit	30,625	43,898
Stockland Corp. Ltd. unit	28,098	91,860

TOTAL AUSTRALIA		317,280

Austria - 0.9%
CA Immobilien Anlagen AG	1,143	50,389
Bailiwick of Guernsey - 1.2%
Sirius Real Estate Ltd.	56,377	67,299
Canada - 1.9%
Boardwalk (REIT)	1,335	47,634
Dream Industrial (REIT)	5,915	62,484

TOTAL CANADA		110,118

Cayman Islands - 1.3%
Cheung Kong Property Holdings Ltd.	11,969	76,469
Finland - 0.6%
Kojamo OYJ	1,944	35,746
France - 2.6%
ARGAN SA	400	34,869
Gecina SA	599	113,200

TOTAL FRANCE		148,069

Germany - 6.4%
Instone Real Estate Group BV (a)(b)	3,415	88,436
LEG Immobilien AG	1,184	146,215
Vonovia SE	2,304	131,698

TOTAL GERMANY		366,349

Hong Kong - 1.3%
Sino Land Ltd.	55,456	75,578
Ireland - 1.9%
Hibernia (REIT) PLC	69,307	105,459
Italy - 0.9%
COIMA RES SpA (b)	4,844	48,672
Japan - 10.0%
Advance Residence Investment Corp.	28	88,056
Kenedix Office Investment Corp.	9	72,293
Kenedix Residential Investment Corp.	24	47,657
Kenedix, Inc.	4,672	23,501
Mitsubishi Estate Co. Ltd.	6,247	122,344
Mitsui Fudosan Co. Ltd.	6,944	183,915
Nippon Prologis REIT, Inc.	9	25,873
ORIX JREIT, Inc.	2	4,226

TOTAL JAPAN		567,865

Singapore - 5.7%
CapitaCommercial Trust (REIT)	44,376	66,785
Mapletree Commercial Trust	16,780	28,817
Parkway Life REIT	48,475	126,937
UOL Group Ltd.	17,710	102,879

TOTAL SINGAPORE		325,418

United Kingdom - 4.3%
Assura PLC	36,270	37,262
Capital & Counties Properties PLC	2,342	7,534
Derwent London PLC	1,951	105,886
Grainger Trust PLC	13,082	51,168
U & I Group PLC	17,979	42,497

TOTAL UNITED KINGDOM		244,347

United States of America - 54.3%
Acadia Realty Trust (SBI)	1,250	31,025
American Assets Trust, Inc.	721	32,849
American Homes 4 Rent Class A	2,703	73,873
Americold Realty Trust	726	25,025
Apartment Investment & Management Co. Class A	1,209	63,726
AvalonBay Communities, Inc.	234	50,705
Boston Properties, Inc.	1,157	165,856
Braemar Hotels & Resorts, Inc.	1,372	10,949
Brandywine Realty Trust (SBI)	3,138	49,016
Clear Channel Outdoor Holdings, Inc. (a)	8,232	22,473
CubeSmart	1,767	55,961
CyrusOne, Inc.	390	23,732
DiamondRock Hospitality Co.	4,628	44,753
Digital Realty Trust, Inc.	1,490	183,255
Duke Realty Corp.	4,044	146,838
Equinix, Inc.	113	66,639
Equity Lifestyle Properties, Inc.	1,896	137,934
Equity Residential (SBI)	1,430	118,804
Essex Property Trust, Inc.	80	24,781
Extra Space Storage, Inc.	675	74,709
Gaming & Leisure Properties	1,562	73,812
Healthcare Trust of America, Inc.	2,447	78,377
Highwoods Properties, Inc. (SBI)	781	39,136
Host Hotels & Resorts, Inc.	3,614	59,053
Invitation Homes, Inc.	1,993	62,720
Kimco Realty Corp.	2,796	53,264
Lexington Corporate Properties Trust	2,693	29,812
Mack-Cali Realty Corp.	994	21,828
National Retail Properties, Inc.	1,219	68,264
Piedmont Office Realty Trust, Inc. Class A	1,665	38,611
Prologis, Inc.	3,331	309,383
Regency Centers Corp.	1,257	77,984
Simon Property Group, Inc.	293	39,013
SL Green Realty Corp.	707	65,072
Spirit Realty Capital, Inc.	752	39,691
Sun Communities, Inc.	496	80,436
UDR, Inc.	4,067	194,850
Ventas, Inc.	1,934	111,901
VEREIT, Inc.	6,606	64,475
Washington REIT (SBI)	1,087	33,088
Welltower, Inc.	1,647	139,847

TOTAL UNITED STATES OF AMERICA		3,083,520

TOTAL COMMON STOCKS
(Cost $4,714,779)		5,622,578

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)
(Cost $50,976)	50,966	50,976
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,765,755)		5,673,554
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,391
NET ASSETS - 100%		$5,683,945

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,108 or 2.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$526
Total	$526

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$22,473	$22,473	$--	$--
Real Estate	5,600,105	4,237,495	1,362,610	--
Money Market Funds	50,976	50,976	--	--
Total Investments in Securities:	$5,673,554	$4,310,944	$1,362,610	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,714,779)	$5,622,578
Fidelity Central Funds (cost $50,976)	50,976
Total Investment in Securities (cost $4,765,755)		$5,673,554
Cash		38,621
Foreign currency held at value (cost $434)		434
Receivable for investments sold		53,745
Receivable for fund shares sold		237
Dividends receivable		12,342
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		25
Receivable from investment adviser for expense reductions		6,202
Other receivables		2,049
Total assets		5,787,261
Liabilities
Payable for investments purchased	$49,345
Accrued audit fee	32,228
Accrued custody fee	15,883
Accrued management fee	3,222
Distribution and service plan fees payable	1,569
Other affiliated payables	1,069
Total liabilities		103,316
Net Assets		$5,683,945
Net Assets consist of:
Paid in capital		$4,836,508
Total accumulated earnings (loss)		847,437
Net Assets		$5,683,945
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,242,844 ÷ 200,587 shares)(a)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M:
Net Asset Value and redemption price per share ($862,359 ÷ 77,193 shares)(a)		$11.17
Maximum offering price per share (100/96.50 of $11.17)		$11.58
Class C:
Net Asset Value and offering price per share ($901,625 ÷ 80,874 shares)(a)		$11.15
Class I:
Net Asset Value, offering price and redemption price per share ($1,181,825 ÷ 105,634 shares)		$11.19
Class Z:
Net Asset Value, offering price and redemption price per share ($495,292 ÷ 44,192 shares)		$11.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$83,399
Income from Fidelity Central Funds		526
Income before foreign taxes withheld		83,925
Less foreign taxes withheld		(4,091)
Total income		79,834
Expenses
Management fee	$21,186
Transfer agent fees	6,681
Distribution and service plan fees	10,667
Accounting fees and expenses	1,205
Custodian fees and expenses	16,112
Independent trustees' fees and expenses	20
Registration fees	27,255
Audit	33,433
Legal	8
Miscellaneous	19
Total expenses before reductions	116,586
Expense reductions	(70,704)
Total expenses after reductions		45,882
Net investment income (loss)		33,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	265,421
Foreign currency transactions	555
Total net realized gain (loss)		265,976
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	318,026
Assets and liabilities in foreign currencies	(163)
Total change in net unrealized appreciation (depreciation)		317,863
Net gain (loss)		583,839
Net increase (decrease) in net assets resulting from operations		$617,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,952	$96,088
Net realized gain (loss)	265,976	12,772
Change in net unrealized appreciation (depreciation)	317,863	430,879
Net increase (decrease) in net assets resulting from operations	617,791	539,739
Distributions to shareholders	(292,523)	(86,970)
Share transactions - net increase (decrease)	(1,163,844)	2,897,807
Total increase (decrease) in net assets	(838,576)	3,350,576
Net Assets
Beginning of period	6,522,521	3,171,945
End of period	$5,683,945	$6,522,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.13	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.22	.18	.15
Net realized and unrealized gain (loss)	.99	.58	.42	(.26)
Total from investment operations	1.06	.80	.60	(.11)
Distributions from net investment income	(.23)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.60)	(.21)	(.28)C	(.08)
Net asset value, end of period	$11.18	$10.72	$10.13	$9.81
Total ReturnD,E,F	10.06%	8.25%	6.16%	(1.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.76%I	4.56%	5.86%	8.94%I
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%I
Expenses net of all reductions	1.39%I	1.39%	1.38%	1.39%I
Net investment income (loss)	1.18%I	2.09%	1.80%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,243	$3,290	$1,001	$657
Portfolio turnover rateJ	56%I	60%	46%	59%I

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.142 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.11	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.19	.15	.13
Net realized and unrealized gain (loss)	.99	.60	.42	(.27)
Total from investment operations	1.04	.79	.57	(.14)
Distributions from net investment income	(.21)	(.13)	(.11)	(.06)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.58)	(.19)	(.25)	(.07)
Net asset value, end of period	$11.17	$10.71	$10.11	$9.79
Total ReturnC,D,E	9.89%	8.06%	5.90%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	3.89%H	4.79%	5.90%	9.20%H
Expenses net of fee waivers, if any	1.65%H	1.65%	1.65%	1.65%H
Expenses net of all reductions	1.64%H	1.64%	1.63%	1.64%H
Net investment income (loss)	.93%H	1.84%	1.54%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$862	$810	$570	$550
Portfolio turnover rateI	56%H	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.08	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.14	.10	.08
Net realized and unrealized gain (loss)	.99	.59	.42	(.26)
Total from investment operations	1.01	.73	.52	(.18)
Distributions from net investment income	(.12)	(.12)	(.06)	(.05)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.49)	(.18)	(.20)	(.06)
Net asset value, end of period	$11.15	$10.63	$10.08	$9.76
Total ReturnC,D,E	9.64%	7.52%	5.38%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.35%H	5.04%	6.26%	9.75%H
Expenses net of fee waivers, if any	2.15%H	2.15%	2.15%	2.15%H
Expenses net of all reductions	2.14%H	2.14%	2.13%	2.14%H
Net investment income (loss)	.43%H	1.34%	1.04%	.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$902	$1,060	$614	$737
Portfolio turnover rateI	56%H	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.15	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.24	.20	.17
Net realized and unrealized gain (loss)	.99	.59	.43	(.26)
Total from investment operations	1.07	.83	.63	(.09)
Distributions from net investment income	(.26)	(.17)	(.16)	(.08)
Distributions from net realized gain	(.37)	(.06)	(.14)	(.01)
Total distributions	(.63)	(.23)	(.30)	(.09)
Net asset value, end of period	$11.19	$10.75	$10.15	$9.82
Total ReturnC,D	10.18%	8.55%	6.48%	(.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.30%G	4.20%	5.41%	8.74%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%	1.15%G
Expenses net of all reductions	1.14%G	1.14%	1.13%	1.14%G
Net investment income (loss)	1.43%G	2.34%	2.04%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,182	$1,056	$986	$863
Portfolio turnover rateH	56%G	60%	46%	59%G

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.01
Income from Investment Operations
Net investment income (loss)B	.09	.22
Net realized and unrealized gain (loss)	.99	.76
Total from investment operations	1.08	.98
Distributions from net investment income	(.26)	(.17)
Distributions from net realized gain	(.37)	(.06)
Total distributions	(.63)	(.23)
Net asset value, end of period	$11.21	$10.76
Total ReturnC,D	10.27%	10.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.16%G	3.87%G
Expenses net of fee waivers, if any	1.00%G	1.00%G
Expenses net of all reductions	1.00%G	1.00%G
Net investment income (loss)	1.58%G	2.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$495	$306
Portfolio turnover rateH	56%G	60%G

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$959,614
Gross unrealized depreciation	(79,359)
Net unrealized appreciation (depreciation)	$880,255
Tax cost	$4,793,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(65,356)
Long-term	(30,599)
Total capital loss carryforward	$(95,955)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,733,574 and $3,034,368, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,608	$1,425
Class M	.25%	.25%	2,084	1,400
Class C	.75%	.25%	4,975	1,417
			$10,667	$4,242

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class M	$14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,209.29
Class M	853.20
Class C	840.17
Class I	699.13
Class Z	80.04
	$6,681

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$62

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$34,237
Class M	1.65%	9,312
Class C	2.15%	10,949
Class I	1.15%	12,026
Class Z	1.00%	3,886
		$70,410

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $283 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Distributions to shareholders
Class A	$122,644	$25,954
Class M	42,186	11,502
Class C	39,171	24,842
Class I	62,776	21,029
Class Z	25,746	3,643
Total	$292,523	$86,970

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019(a)	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Class A
Shares sold	51,546	325,885	$577,308	$3,299,731
Reinvestment of distributions	11,335	2,803	122,644	25,954
Shares redeemed	(169,104)	(120,755)	(1,929,952)	(1,255,243)
Net increase (decrease)	(106,223)	207,933	$(1,230,000)	$2,070,442
Class M
Shares sold	4,580	28,136	$51,909	$284,727
Reinvestment of distributions	3,899	1,242	42,186	11,502
Shares redeemed	(6,879)	(10,191)	(78,007)	(107,609)
Net increase (decrease)	1,600	19,187	$16,088	$188,620
Class C
Shares sold	1,961	106,865	$21,869	$1,044,619
Reinvestment of distributions	3,627	2,694	39,171	24,842
Shares redeemed	(24,465)	(70,716)	(272,821)	(737,722)
Net increase (decrease)	(18,877)	38,843	$(211,781)	$331,739
Class I
Shares sold	3,578	12,846	$40,766	$135,171
Reinvestment of distributions	5,477	2,066	59,313	19,150
Shares redeemed	(1,702)	(13,802)	(19,336)	(140,554)
Net increase (decrease)	7,353	1,110	$80,743	$13,767
Class Z
Shares sold	26,440	28,093	$300,206	$290,050
Reinvestment of distributions	2,125	348	23,031	3,227
Shares redeemed	(12,810)	(4)	(142,131)	(38)
Net increase (decrease)	15,755	28,437	$181,106	$293,239

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Class A	1.40%
Actual		$1,000.00	$1,100.60	$7.39
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class M	1.65%
Actual		$1,000.00	$1,098.90	$8.71
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class C	2.15%
Actual		$1,000.00	$1,096.40	$11.33
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class I	1.15%
Actual		$1,000.00	$1,101.80	$6.08
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Class Z	1.00%
Actual		$1,000.00	$1,102.70	$5.29
Hypothetical-C		$1,000.00	$1,020.11	$5.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Global Real Estate Fund

2019 Total Return % vs. Lipper Global Real Estate Funds Classification and EPRA/NAREIT Dev (G):

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
11.00
10.00
9.00
8.00
7.00
6.00
10.72
9.41
8.64
8.36
7.13
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	59%	-	-
Class Z	-	-	-
Class C	46%	-	-
Class I	62%	-	-
Class M	54%	-	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Global Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class Z ranked equal to the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class A, Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that the investment adviser has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.40%, 1.65%, 2.15%,1.15%, and 1.00% through November 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

AGRE-SANN-0320
1.9881281.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020